UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01355
The Alger Funds
(Exact name of registrant as specified in charter)

100 Pearl Street, New York, New York 10004
Registrant's telephone number, including area code:
212-806-8800
Date of fiscal year end:
10/31
Date of reporting period:
April 30, 2025

Item 1. Report to Stockholders.
(a) The registrant’s semi-annual  report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Alger Capital Appreciation Fund
Class A / ACAAX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Capital Appreciation Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Fund (Class A / ACAAX)	$63	1.27%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Capital Appreciation Fund Class A returned -0.83%, excluding sales load, for the fiscal six-month period ended April 30, 2025, compared to the -1.57% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Communication Services and Financials sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Netflix, Inc., Natera, Inc., Spotify Technology SA, and GFL Environmental Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Apple Inc., Meta Platforms Inc, Taiwan Semiconductor Manufacturing Co., Ltd., and United Airlines Holdings, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Capital Appreciation Fund Class A	14.33%	13.53%	12.97%
Alger Capital Appreciation Fund Class A—excluding sales load	20.66%	14.76%	13.59%
Russell 1000 Growth Index	14.53%	17.23%	15.27%
S&P 500 Index	12.10%	15.61%	12.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$1,794,238,201
Total number of portfolio holdings[1]	74
Portfolio turnover rate	44.42%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	16.8%
Consumer Discretionary	13.2%
Consumer Staples	0.2%
Energy	0.2%
Financials	5.8%
Health Care	6.6%
Industrials	6.7%
Information Technology	46.9%
Materials	0.1%
Utilities	3.6%
Short-Term Investments and Other Net Assets	(0.1)%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Capital Appreciation Fund
Alger Capital Appreciation Fund
Class C / ALCCX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Capital Appreciation Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Fund (Class C / ALCCX)	$101	2.04%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Capital Appreciation Fund Class C returned -1.14%, excluding contingent deferred sales charge, for the fiscal six-month period ended April 30, 2025, compared to the -1.57% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Communication Services and Financials sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Netflix, Inc., Natera, Inc., Spotify Technology SA, and GFL Environmental Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Apple Inc., Meta Platforms Inc, Taiwan Semiconductor Manufacturing Co., Ltd., and United Airlines Holdings, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Capital Appreciation Fund Class C	18.91%	13.92%	12.90%
Alger Capital Appreciation Fund Class C—excluding contingent deferred sales charges	19.87%	13.92%	12.90%
Russell 1000 Growth Index	14.53%	17.23%	15.27%
S&P 500 Index	12.10%	15.61%	12.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$1,794,238,201
Total number of portfolio holdings[1]	74
Portfolio turnover rate	44.42%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	16.8%
Consumer Discretionary	13.2%
Consumer Staples	0.2%
Energy	0.2%
Financials	5.8%
Health Care	6.6%
Industrials	6.7%
Information Technology	46.9%
Materials	0.1%
Utilities	3.6%
Short-Term Investments and Other Net Assets	(0.1)%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Capital Appreciation Fund
Alger Capital Appreciation Fund
Class Z / ACAZX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Capital Appreciation Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Fund (Class Z / ACAZX)	$45	0.91%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Capital Appreciation Fund Class Z returned -0.62% for the fiscal six-month period ended April 30, 2025, compared to the -1.57% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Communication Services and Financials sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Netflix, Inc., Natera, Inc., Spotify Technology SA, and GFL Environmental Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Apple Inc., Meta Platforms Inc, Taiwan Semiconductor Manufacturing Co., Ltd., and United Airlines Holdings, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Capital Appreciation Fund Class Z	21.11%	15.18%	13.99%
Russell 1000 Growth Index	14.53%	17.23%	15.27%
S&P 500 Index	12.10%	15.61%	12.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$1,794,238,201
Total number of portfolio holdings[1]	74
Portfolio turnover rate	44.42%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	16.8%
Consumer Discretionary	13.2%
Consumer Staples	0.2%
Energy	0.2%
Financials	5.8%
Health Care	6.6%
Industrials	6.7%
Information Technology	46.9%
Materials	0.1%
Utilities	3.6%
Short-Term Investments and Other Net Assets	(0.1)%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Capital Appreciation Fund
Alger 35 Fund
Class Z / ATVPX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger 35 Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger 35 Fund (Class Z / ATVPX)	$28	0.56%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger 35 Fund generated a 1.66% return for the fiscal six-month period ended April 30, 2025, compared to the -1.74% return of the S&P 500 Index and the -1.82% return of the Russell 3000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Communication Services and the largest sector underweight was Financials.
Contributors to Performance
The Communication Services and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, Netflix, Inc., Astera Labs, Inc., Spotify Technology SA, Natera, Inc., and Sea Ltd. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Information Technology sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Marvell Technology, Inc., Meta Platforms Inc., Enovix Corp., and Cloudflare Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods for the life of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	Since Inception 3/29/18
Alger 35 Fund Class Z	21.21%	13.95%	14.24%
S&P 500 Index	12.10%	15.61%	12.97%
Russell 3000 Growth Index	14.07%	16.71%	15.48%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$31,812,307
Total number of portfolio holdings[1]	34
Portfolio turnover rate	106.52%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	22.3%
Consumer Discretionary	15.7%
Financials	0.5%
Health Care	11.9%
Industrials	8.7%
Information Technology	36.1%
Utilities	4.5%
Short-Term Investments and Other Net Assets	0.3%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger 35 Fund
Alger Growth & Income Fund
Class A / ALBAX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Growth & Income Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Growth & Income Fund (Class A / ALBAX)	$45	0.91%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Growth & Income Fund Class A returned -2.05%, excluding sales load, for the fiscal six-month period ended April 30, 2025, compared to the -1.74% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Financials. The largest sector overweight was Energy and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Information Technology and Real Estate sectors were the largest contributors to relative performance. Regarding individual positions, Broadcom Inc., JPMorgan Chase & Co., Visa Inc., KLA Corp., and CME Group Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Financials sectors were the largest detractors from relative performance. Regarding individual positions, UnitedHealth Group Inc., Apple Inc., Blackstone Inc., Alphabet Inc., and PepsiCo, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Growth & Income Fund Class A	4.60%	14.19%	10.99%
Alger Growth & Income Fund Class A—excluding sales load	10.40%	15.43%	11.59%
S&P 500 Index	12.10%	15.61%	12.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$659,545,058
Total number of portfolio holdings[1]	77
Portfolio turnover rate	1.50%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	9.3%
Consumer Discretionary	7.3%
Consumer Staples	6.3%
Energy	4.5%
Financials	14.2%
Health Care	11.7%
Industrials	6.0%
Information Technology	29.6%
Materials	1.4%
Real Estate	3.2%
Utilities	1.5%
Short-Term Investments and Other Net Assets	5.0%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Growth & Income Fund
Alger Growth & Income Fund
Class C / ALBCX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Growth & Income Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Growth & Income Fund (Class C / ALBCX)	$81	1.66%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Growth & Income Fund Class C returned -2.41%, excluding contingent deferred sales charge, for the fiscal six-month period ended April 30, 2025, compared to the -1.74% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Financials. The largest sector overweight was Energy and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Information Technology and Real Estate sectors were the largest contributors to relative performance. Regarding individual positions, Broadcom Inc., JPMorgan Chase & Co., Visa Inc., KLA Corp., and CME Group Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Financials sectors were the largest detractors from relative performance. Regarding individual positions, UnitedHealth Group Inc., Apple Inc., Blackstone Inc., Alphabet Inc., and PepsiCo, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Growth & Income Fund Class C	8.56%	14.57%	10.92%
Alger Growth & Income Fund Class C—excluding contingent deferred sales charges	9.56%	14.57%	10.92%
S&P 500 Index	12.10%	15.61%	12.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$659,545,058
Total number of portfolio holdings[1]	77
Portfolio turnover rate	1.50%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	9.3%
Consumer Discretionary	7.3%
Consumer Staples	6.3%
Energy	4.5%
Financials	14.2%
Health Care	11.7%
Industrials	6.0%
Information Technology	29.6%
Materials	1.4%
Real Estate	3.2%
Utilities	1.5%
Short-Term Investments and Other Net Assets	5.0%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Growth & Income Fund
Alger Growth & Income Fund
Class Z / AGIZX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Growth & Income Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Growth & Income Fund (Class Z / AGIZX)	$29	0.60%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Growth & Income Fund Class Z returned -1.90% for the fiscal six-month period ended April 30, 2025, compared to the -1.74% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Financials. The largest sector overweight was Energy and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Information Technology and Real Estate sectors were the largest contributors to relative performance. Regarding individual positions, Broadcom Inc., JPMorgan Chase & Co., Visa Inc., KLA Corp., and CME Group Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Financials sectors were the largest detractors from relative performance. Regarding individual positions, UnitedHealth Group Inc., Apple Inc., Blackstone Inc., Alphabet Inc., and PepsiCo, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Growth & Income Fund Class Z	10.74%	15.80%	11.95%
S&P 500 Index	12.10%	15.61%	12.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$659,545,058
Total number of portfolio holdings[1]	77
Portfolio turnover rate	1.50%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	9.3%
Consumer Discretionary	7.3%
Consumer Staples	6.3%
Energy	4.5%
Financials	14.2%
Health Care	11.7%
Industrials	6.0%
Information Technology	29.6%
Materials	1.4%
Real Estate	3.2%
Utilities	1.5%
Short-Term Investments and Other Net Assets	5.0%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Growth & Income Fund
Alger Mid Cap Growth Fund
Class A / AMGAX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Mid Cap Growth Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Fund (Class A / AMGAX)	$60	1.22%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Mid Cap Growth Fund Class A returned -2.32%, excluding sales load, for the fiscal six-month period ended April 30, 2025, compared to the 2.03% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Industrials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Communication Services and Materials sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., Spotify Technology SA, AppLovin Corp., GFL Environmental Inc., and Constellation Software Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Industrials and Health Care sectors were the largest detractors from relative performance. Regarding individual positions, Globant SA, e.l.f. Beauty, Inc., Vaxcyte, Inc., Marvell Technology, Inc., and Pinterest, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Mid Cap Growth Fund Class A	0.35%	8.58%	8.12%
Alger Mid Cap Growth Fund Class A—excluding sales load	5.91%	9.76%	8.71%
Russell Midcap Growth Index	13.65%	12.31%	10.58%
S&P 500 Index	12.10%	15.61%	12.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$226,126,519
Total number of portfolio holdings[1]	62
Portfolio turnover rate	44.51%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	6.8%
Consumer Discretionary	8.9%
Consumer Staples	0.5%
Financials	11.1%
Health Care	7.3%
Industrials	22.0%
Information Technology	28.8%
Materials	1.4%
Real Estate	4.3%
Utilities	3.1%
Short-Term Investments and Other Net Assets	5.8%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Mid Cap Growth Fund
Alger Mid Cap Growth Fund
Class B / AMCGX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Mid Cap Growth Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Fund (Class B / AMCGX)	$67	1.36%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Mid Cap Growth Fund Class B returned -2.40% for the fiscal six-month period ended April 30, 2025, compared to the 2.03% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Industrials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Communication Services and Materials sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., Spotify Technology SA, AppLovin Corp., GFL Environmental Inc., and Constellation Software Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Industrials and Health Care sectors were the largest detractors from relative performance. Regarding individual positions, Globant SA, e.l.f. Beauty, Inc., Vaxcyte, Inc., Marvell Technology, Inc., and Pinterest, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class B shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Mid Cap Growth Fund Class B	1.79%	9.60%	8.41%
Alger Mid Cap Growth Fund Class B—excluding contingent deferred sales charges	5.79%	9.72%	8.41%
Russell Midcap Growth Index	13.65%	12.31%	10.58%
S&P 500 Index	12.10%	15.61%	12.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$226,126,519
Total number of portfolio holdings[1]	62
Portfolio turnover rate	44.51%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	6.8%
Consumer Discretionary	8.9%
Consumer Staples	0.5%
Financials	11.1%
Health Care	7.3%
Industrials	22.0%
Information Technology	28.8%
Materials	1.4%
Real Estate	4.3%
Utilities	3.1%
Short-Term Investments and Other Net Assets	5.8%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Mid Cap Growth Fund
Alger Mid Cap Growth Fund
Class C / AMGCX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Mid Cap Growth Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Fund (Class C / AMGCX)	$100	2.04%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Mid Cap Growth Fund Class C returned -2.72%, excluding contingent deferred sales charge, for the fiscal six-month period ended April 30, 2025, compared to the 2.03% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Industrials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Communication Services and Materials sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., Spotify Technology SA, AppLovin Corp., GFL Environmental Inc., and Constellation Software Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Industrials and Health Care sectors were the largest detractors from relative performance. Regarding individual positions, Globant SA, e.l.f. Beauty, Inc., Vaxcyte, Inc., Marvell Technology, Inc., and Pinterest, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Mid Cap Growth Fund Class C	4.11%	8.88%	8.00%
Alger Mid Cap Growth Fund Class C—excluding contingent deferred sales charges	5.11%	8.88%	8.00%
Russell Midcap Growth Index	13.65%	12.31%	10.58%
S&P 500 Index	12.10%	15.61%	12.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$226,126,519
Total number of portfolio holdings[1]	62
Portfolio turnover rate	44.51%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	6.8%
Consumer Discretionary	8.9%
Consumer Staples	0.5%
Financials	11.1%
Health Care	7.3%
Industrials	22.0%
Information Technology	28.8%
Materials	1.4%
Real Estate	4.3%
Utilities	3.1%
Short-Term Investments and Other Net Assets	5.8%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Mid Cap Growth Fund
Alger Mid Cap Growth Fund
Class Z / AMCZX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Mid Cap Growth Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Fund (Class Z / AMCZX)	$45	0.91%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Mid Cap Growth Fund Class Z returned -2.17% for the fiscal six-month period ended April 30, 2025, compared to the 2.03% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Industrials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Communication Services and Materials sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., Spotify Technology SA, AppLovin Corp., GFL Environmental Inc., and Constellation Software Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Industrials and Health Care sectors were the largest detractors from relative performance. Regarding individual positions, Globant SA, e.l.f. Beauty, Inc., Vaxcyte, Inc., Marvell Technology, Inc., and Pinterest, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods for the life of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	Since Inception 5/28/15
Alger Mid Cap Growth Fund Class Z	6.20%	10.09%	8.68%
Russell Midcap Growth Index	13.65%	12.31%	10.47%
S&P 500 Index	12.10%	15.61%	12.20%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$226,126,519
Total number of portfolio holdings[1]	62
Portfolio turnover rate	44.51%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	6.8%
Consumer Discretionary	8.9%
Consumer Staples	0.5%
Financials	11.1%
Health Care	7.3%
Industrials	22.0%
Information Technology	28.8%
Materials	1.4%
Real Estate	4.3%
Utilities	3.1%
Short-Term Investments and Other Net Assets	5.8%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Mid Cap Growth Fund
Alger Mid Cap Focus Fund
Class A / ALOAX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Mid Cap Focus Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Focus Fund (Class A / ALOAX)	$53	1.09%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Mid Cap Focus Fund Class A generated a -4.05% return, excluding sales load, for the fiscal six-month period ended April 30, 2025, compared to the 2.03% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Communication Services and Consumer Discretionary sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., Axon Enterprise Inc., Spotify Technology SA, Natera, Inc., and AppLovin Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, FTAI Aviation Ltd., Monolithic Power Systems, Inc., Nebius Group N.V., Clearwater Analytics Holdings, Inc., and Marvell Technology, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods for the life of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	Since Inception 7/29/21
Alger Mid Cap Focus Fund Class A	(1.76)%	(5.83)%
Alger Mid Cap Focus Fund Class A—excluding sales load	3.72%	(4.47)%
Russell Midcap Growth Index	13.65%	2.26%
S&P 500 Index	12.10%	7.98%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$231,760,484
Total number of portfolio holdings[1]	50
Portfolio turnover rate	117.35%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	5.0%
Consumer Discretionary	6.5%
Financials	10.0%
Health Care	14.5%
Industrials	23.7%
Information Technology	28.3%
Materials	2.1%
Real Estate	1.9%
Utilities	3.7%
Short-Term Investments and Other Net Assets	4.3%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Mid Cap Focus Fund
Alger Mid Cap Focus Fund
Class C / ALOCX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Mid Cap Focus Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Focus Fund (Class C / ALOCX)	$92	1.90%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Mid Cap Focus Fund Class C generated a -4.47% return, excluding contingent deferred sales charge, for the fiscal six-month period ended April 30, 2025, compared to the 2.03% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Communication Services and Consumer Discretionary sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., Axon Enterprise Inc., Spotify Technology SA, Natera, Inc., and AppLovin Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, FTAI Aviation Ltd., Monolithic Power Systems, Inc., Nebius Group N.V., Clearwater Analytics Holdings, Inc., and Marvell Technology, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods for the life of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	Since Inception 7/29/21
Alger Mid Cap Focus Fund Class C	1.85%	(5.23)%
Alger Mid Cap Focus Fund Class C—excluding contingent deferred sales charges	2.85%	(5.23)%
Russell Midcap Growth Index	13.65%	2.26%
S&P 500 Index	12.10%	7.98%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$231,760,484
Total number of portfolio holdings[1]	50
Portfolio turnover rate	117.35%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	5.0%
Consumer Discretionary	6.5%
Financials	10.0%
Health Care	14.5%
Industrials	23.7%
Information Technology	28.3%
Materials	2.1%
Real Estate	1.9%
Utilities	3.7%
Short-Term Investments and Other Net Assets	4.3%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Mid Cap Focus Fund
Alger Mid Cap Focus Fund
Class I / AFOIX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Mid Cap Focus Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Focus Fund (Class I / AFOIX)	$55	1.14%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Mid Cap Focus Fund Class I generated a -4.05% return for the fiscal six-month period ended April 30, 2025, compared to the 2.03% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Communication Services and Consumer Discretionary sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., Axon Enterprise Inc., Spotify Technology SA, Natera, Inc., and AppLovin Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, FTAI Aviation Ltd., Monolithic Power Systems, Inc., Nebius Group N.V., Clearwater Analytics Holdings, Inc., and Marvell Technology, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods for the life of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	Since Inception 6/14/19
Alger Mid Cap Focus Fund Class I	3.85%	9.74%	10.18%
Russell Midcap Growth Index	13.65%	12.31%	10.60%
S&P 500 Index	12.10%	15.61%	13.62%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$231,760,484
Total number of portfolio holdings[1]	50
Portfolio turnover rate	117.35%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	5.0%
Consumer Discretionary	6.5%
Financials	10.0%
Health Care	14.5%
Industrials	23.7%
Information Technology	28.3%
Materials	2.1%
Real Estate	1.9%
Utilities	3.7%
Short-Term Investments and Other Net Assets	4.3%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Mid Cap Focus Fund
Alger Mid Cap Focus Fund
Class Y / ALOYX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Mid Cap Focus Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Focus Fund (Class Y / ALOYX)	$36	0.74%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Mid Cap Focus Fund Class Y generated a -3.80% return for the fiscal six-month period ended April 30, 2025, compared to the 2.03% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Communication Services and Consumer Discretionary sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., Axon Enterprise Inc., Spotify Technology SA, Natera, Inc., and AppLovin Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, FTAI Aviation Ltd., Monolithic Power Systems, Inc., Nebius Group N.V., Clearwater Analytics Holdings, Inc., and Marvell Technology, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods for the life of Class Y shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	Since Inception 2/26/21
Alger Mid Cap Focus Fund Class Y	4.18%	(3.54)%
Russell Midcap Growth Index	13.65%	2.26%
S&P 500 Index	12.10%	7.98%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$231,760,484
Total number of portfolio holdings[1]	50
Portfolio turnover rate	117.35%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	5.0%
Consumer Discretionary	6.5%
Financials	10.0%
Health Care	14.5%
Industrials	23.7%
Information Technology	28.3%
Materials	2.1%
Real Estate	1.9%
Utilities	3.7%
Short-Term Investments and Other Net Assets	4.3%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Mid Cap Focus Fund
Alger Mid Cap Focus Fund
Class Z / AFOZX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Mid Cap Focus Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Focus Fund (Class Z / AFOZX)	$39	0.80%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Mid Cap Focus Fund Class Z generated a -3.93% return for the fiscal six-month period ended April 30, 2025, compared to the 2.03% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Communication Services and Consumer Discretionary sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., Axon Enterprise Inc., Spotify Technology SA, Natera, Inc., and AppLovin Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, FTAI Aviation Ltd., Monolithic Power Systems, Inc., Nebius Group N.V., Clearwater Analytics Holdings, Inc., and Marvell Technology, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods for the life of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	Since Inception 6/14/19
Alger Mid Cap Focus Fund Class Z	3.99%	10.04%	10.47%
Russell Midcap Growth Index	13.65%	12.31%	10.60%
S&P 500 Index	12.10%	15.61%	13.62%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$231,760,484
Total number of portfolio holdings[1]	50
Portfolio turnover rate	117.35%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	5.0%
Consumer Discretionary	6.5%
Financials	10.0%
Health Care	14.5%
Industrials	23.7%
Information Technology	28.3%
Materials	2.1%
Real Estate	1.9%
Utilities	3.7%
Short-Term Investments and Other Net Assets	4.3%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Mid Cap Focus Fund
Alger Weatherbie Specialized Growth Fund
Class A / ALMAX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Weatherbie Specialized Growth Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Specialized Growth Fund (Class A / ALMAX)	$61	1.29%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Weatherbie Specialized Growth Fund Class A generated a -9.88% return, excluding sales load, for the fiscal six-month period ended April 30, 2025, compared to the -8.70% return of the Russell 2500 Growth Index. During the reporting period, the largest sector weightings were Health Care and Industrials. The largest sector overweight was Financials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Consumer Discretionary and Materials sectors were the largest contributors to relative performance. Regarding individual positions, Natera, Inc., Casella Waste Systems, Inc., Palomar Holdings, Inc., Kratos Defense & Security Solutions, Inc., and Progyny, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Neogen Corp, RXO, Inc., Semtech Corp., Tandem Diabetes Care, Inc., and Montrose Environmental Group Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Weatherbie Specialized Growth Fund Class A	(7.31)%	1.18%	6.37%
Alger Weatherbie Specialized Growth Fund Class A—excluding sales load	(2.18)%	2.28%	6.94%
Russell 2500 Growth Index	0.84%	8.04%	7.63%
S&P 500 Index	12.10%	15.61%	12.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$342,387,744
Total number of portfolio holdings[1]	51
Portfolio turnover rate	30.76%
[1]	Excludes Money Market Funds.
Sector Allocation †
Consumer Discretionary	9.3%
Energy	0.5%
Financials	13.2%
Health Care	21.9%
Industrials	31.4%
Information Technology	13.6%
Real Estate	6.1%
Short-Term Investments and Other Net Assets	4.0%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Weatherbie Specialized Growth Fund
Alger Weatherbie Specialized Growth Fund
Class C / ALMCX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Weatherbie Specialized Growth Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Specialized Growth Fund (Class C / ALMCX)	$97	2.07%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Weatherbie Specialized Growth Fund Class C generated a -10.25% return, excluding contingent deferred sales charge, for the fiscal six-month period ended April 30, 2025, compared to the -8.70% return of the Russell 2500 Growth Index. During the reporting period, the largest sector weightings were Health Care and Industrials. The largest sector overweight was Financials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Consumer Discretionary and Materials sectors were the largest contributors to relative performance. Regarding individual positions, Natera, Inc., Casella Waste Systems, Inc., Palomar Holdings, Inc., Kratos Defense & Security Solutions, Inc., and Progyny, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Neogen Corp, RXO, Inc., Semtech Corp., Tandem Diabetes Care, Inc., and Montrose Environmental Group Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Weatherbie Specialized Growth Fund Class C	(3.94)%	1.52%	6.28%
Alger Weatherbie Specialized Growth Fund Class C—excluding contingent deferred sales charges	(2.96)%	1.52%	6.28%
Russell 2500 Growth Index	0.84%	8.04%	7.63%
S&P 500 Index	12.10%	15.61%	12.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$342,387,744
Total number of portfolio holdings[1]	51
Portfolio turnover rate	30.76%
[1]	Excludes Money Market Funds.
Sector Allocation †
Consumer Discretionary	9.3%
Energy	0.5%
Financials	13.2%
Health Care	21.9%
Industrials	31.4%
Information Technology	13.6%
Real Estate	6.1%
Short-Term Investments and Other Net Assets	4.0%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Weatherbie Specialized Growth Fund
Alger Weatherbie Specialized Growth Fund
Class I / ASIMX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Weatherbie Specialized Growth Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Specialized Growth Fund (Class I / ASIMX)	$63	1.34%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Weatherbie Specialized Growth Fund Class I generated a -9.92% return for the fiscal six-month period ended April 30, 2025, compared to the -8.70% return of the Russell 2500 Growth Index. During the reporting period, the largest sector weightings were Health Care and Industrials. The largest sector overweight was Financials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Consumer Discretionary and Materials sectors were the largest contributors to relative performance. Regarding individual positions, Natera, Inc., Casella Waste Systems, Inc., Palomar Holdings, Inc., Kratos Defense & Security Solutions, Inc., and Progyny, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Neogen Corp, RXO, Inc., Semtech Corp., Tandem Diabetes Care, Inc., and Montrose Environmental Group Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Weatherbie Specialized Growth Fund Class I	(2.19)%	2.28%	6.94%
Russell 2500 Growth Index	0.84%	8.04%	7.63%
S&P 500 Index	12.10%	15.61%	12.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$342,387,744
Total number of portfolio holdings[1]	51
Portfolio turnover rate	30.76%
[1]	Excludes Money Market Funds.
Sector Allocation †
Consumer Discretionary	9.3%
Energy	0.5%
Financials	13.2%
Health Care	21.9%
Industrials	31.4%
Information Technology	13.6%
Real Estate	6.1%
Short-Term Investments and Other Net Assets	4.0%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Weatherbie Specialized Growth Fund
Alger Weatherbie Specialized Growth Fund
Class Y / ASYMX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Weatherbie Specialized Growth Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Specialized Growth Fund (Class Y / ASYMX)	$42	0.88%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Weatherbie Specialized Growth Fund Class Y generated a -9.73% return for the fiscal six-month period ended April 30, 2025, compared to the -8.70% return of the Russell 2500 Growth Index. During the reporting period, the largest sector weightings were Health Care and Industrials. The largest sector overweight was Financials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Consumer Discretionary and Materials sectors were the largest contributors to relative performance. Regarding individual positions, Natera, Inc., Casella Waste Systems, Inc., Palomar Holdings, Inc., Kratos Defense & Security Solutions, Inc., and Progyny, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Neogen Corp, RXO, Inc., Semtech Corp., Tandem Diabetes Care, Inc., and Montrose Environmental Group Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods for the life of Class Y shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	Since Inception 8/30/17
Alger Weatherbie Specialized Growth Fund Class Y	(1.88)%	2.68%	7.12%
Russell 2500 Growth Index	0.84%	8.04%	8.01%
S&P 500 Index	12.10%	15.61%	13.15%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$342,387,744
Total number of portfolio holdings[1]	51
Portfolio turnover rate	30.76%
[1]	Excludes Money Market Funds.
Sector Allocation †
Consumer Discretionary	9.3%
Energy	0.5%
Financials	13.2%
Health Care	21.9%
Industrials	31.4%
Information Technology	13.6%
Real Estate	6.1%
Short-Term Investments and Other Net Assets	4.0%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Weatherbie Specialized Growth Fund
Alger Weatherbie Specialized Growth Fund
Class Z / ASMZX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Weatherbie Specialized Growth Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Specialized Growth Fund (Class Z / ASMZX)	$44	0.94%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Weatherbie Specialized Growth Fund Class Z generated a -9.76% return for the fiscal six-month period ended April 30, 2025, compared to the -8.70% return of the Russell 2500 Growth Index. During the reporting period, the largest sector weightings were Health Care and Industrials. The largest sector overweight was Financials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Consumer Discretionary and Materials sectors were the largest contributors to relative performance. Regarding individual positions, Natera, Inc., Casella Waste Systems, Inc., Palomar Holdings, Inc., Kratos Defense & Security Solutions, Inc., and Progyny, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Neogen Corp, RXO, Inc., Semtech Corp., Tandem Diabetes Care, Inc., and Montrose Environmental Group Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Weatherbie Specialized Growth Fund Class Z	(1.90)%	2.62%	7.30%
Russell 2500 Growth Index	0.84%	8.04%	7.63%
S&P 500 Index	12.10%	15.61%	12.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$342,387,744
Total number of portfolio holdings[1]	51
Portfolio turnover rate	30.76%
[1]	Excludes Money Market Funds.
Sector Allocation †
Consumer Discretionary	9.3%
Energy	0.5%
Financials	13.2%
Health Care	21.9%
Industrials	31.4%
Information Technology	13.6%
Real Estate	6.1%
Short-Term Investments and Other Net Assets	4.0%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Weatherbie Specialized Growth Fund
Alger Small Cap Growth Fund
Class A / ALSAX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Small Cap Growth Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Fund (Class A / ALSAX)	$60	1.32%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Small Cap Growth Fund Class A returned -15.48%, excluding sales load, for the fiscal six-month period ended April 30, 2025, compared to the -8.97% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Industrials.
Contributors to Performance
The Industrials and Consumer Staples sectors were the largest contributors to relative performance. Regarding individual positions, Guardant Health, Inc., Aritzia, Inc., Oddity Tech Ltd., Xometry, Inc., and Duolingo, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Information Technology sectors were the largest detractors from relative performance. Regarding individual positions, Impulse Dynamics Plc, Aritzia, Inc., Bio-Techne Corp., RH, and Shake Shack, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Small Cap Growth Fund Class A	(13.52)%	(1.60)%	4.89%
Alger Small Cap Growth Fund Class A—excluding sales load	(8.73)%	(0.54)%	5.46%
Russell 2000 Growth Index	2.42%	0.00%	6.39%
S&P 500 Index	12.10%	0.00%	12.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$176,836,329
Total number of portfolio holdings[1]	102
Portfolio turnover rate	18.11%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	0.7%
Consumer Discretionary	15.8%
Consumer Staples	3.0%
Energy	0.9%
Financials	2.8%
Health Care	28.8%
Industrials	16.9%
Information Technology	29.4%
Materials	0.1%
Utilities	0.5%
Short-Term Investments and Other Net Assets	1.1%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Small Cap Growth Fund
Alger Small Cap Growth Fund
Class B / ALSCX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Small Cap Growth Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Fund (Class B / ALSCX)	$50	1.09%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Small Cap Growth Fund Class B returned -15.40% for the fiscal six-month period ended April 30, 2025, compared to the -8.97% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Industrials.
Contributors to Performance
The Industrials and Consumer Staples sectors were the largest contributors to relative performance. Regarding individual positions, Guardant Health, Inc., Aritzia, Inc., Oddity Tech Ltd., Xometry, Inc., and Duolingo, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Information Technology sectors were the largest detractors from relative performance. Regarding individual positions, Impulse Dynamics Plc, Aritzia, Inc., Bio-Techne Corp., RH, and Shake Shack, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class B shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Small Cap Growth Fund Class B	(12.22)%	(0.71)%	5.10%
Alger Small Cap Growth Fund Class B—excluding contingent deferred sales charges	(8.56)%	(0.54)%	5.10%
Russell 2000 Growth Index	2.42%	0.00%	6.39%
S&P 500 Index	12.10%	0.00%	12.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$176,836,329
Total number of portfolio holdings[1]	102
Portfolio turnover rate	18.11%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	0.7%
Consumer Discretionary	15.8%
Consumer Staples	3.0%
Energy	0.9%
Financials	2.8%
Health Care	28.8%
Industrials	16.9%
Information Technology	29.4%
Materials	0.1%
Utilities	0.5%
Short-Term Investments and Other Net Assets	1.1%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Small Cap Growth Fund
Alger Small Cap Growth Fund
Class C / AGSCX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Small Cap Growth Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Fund (Class C / AGSCX)	$97	2.12%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Small Cap Growth Fund Class C returned -15.76%, excluding contingent deferred sales charge, for the fiscal six-month period ended April 30, 2025, compared to the -8.97% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Industrials.
Contributors to Performance
The Industrials and Consumer Staples sectors were the largest contributors to relative performance. Regarding individual positions, Guardant Health, Inc., Aritzia, Inc., Oddity Tech Ltd., Xometry, Inc., and Duolingo, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Information Technology sectors were the largest detractors from relative performance. Regarding individual positions, Impulse Dynamics Plc, Aritzia, Inc., Bio-Techne Corp., RH, and Shake Shack, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Small Cap Growth Fund Class C	(10.25)%	(1.31)%	4.78%
Alger Small Cap Growth Fund Class C—excluding contingent deferred sales charges	(9.34)%	(1.31)%	4.78%
Russell 2000 Growth Index	2.42%	0.00%	6.39%
S&P 500 Index	12.10%	0.00%	12.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$176,836,329
Total number of portfolio holdings[1]	102
Portfolio turnover rate	18.11%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	0.7%
Consumer Discretionary	15.8%
Consumer Staples	3.0%
Energy	0.9%
Financials	2.8%
Health Care	28.8%
Industrials	16.9%
Information Technology	29.4%
Materials	0.1%
Utilities	0.5%
Short-Term Investments and Other Net Assets	1.1%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Small Cap Growth Fund
Alger Small Cap Growth Fund
Class Y / ASCYX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Small Cap Growth Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Fund (Class Y / ASCYX)	$39	0.85%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Small Cap Growth Fund Class Y returned -15.21% for the fiscal six-month period ended April 30, 2025, compared to the -8.97% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Industrials.
Contributors to Performance
The Industrials and Consumer Staples sectors were the largest contributors to relative performance. Regarding individual positions, Guardant Health, Inc., Aritzia, Inc., Oddity Tech Ltd., Xometry, Inc., and Duolingo, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Information Technology sectors were the largest detractors from relative performance. Regarding individual positions, Impulse Dynamics Plc, Aritzia, Inc., Bio-Techne Corp., RH, and Shake Shack, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods for the life of Class Y shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	Since Inception 12/31/21
Alger Small Cap Growth Fund Class Y	(8.28)%	(11.73)%
Russell 2000 Growth Index	2.42%	(3.48)%
S&P 500 Index	12.10%	6.40%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$176,836,329
Total number of portfolio holdings[1]	102
Portfolio turnover rate	18.11%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	0.7%
Consumer Discretionary	15.8%
Consumer Staples	3.0%
Energy	0.9%
Financials	2.8%
Health Care	28.8%
Industrials	16.9%
Information Technology	29.4%
Materials	0.1%
Utilities	0.5%
Short-Term Investments and Other Net Assets	1.1%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Small Cap Growth Fund
Alger Small Cap Growth Fund
Class Z / ASCZX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Small Cap Growth Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Fund (Class Z / ASCZX)	$46	1.00%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Small Cap Growth Fund Class Z returned -15.33% for the fiscal six-month period ended April 30, 2025, compared to the -8.97% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Industrials.
Contributors to Performance
The Industrials and Consumer Staples sectors were the largest contributors to relative performance. Regarding individual positions, Guardant Health, Inc., Aritzia, Inc., Oddity Tech Ltd., Xometry, Inc., and Duolingo, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Information Technology sectors were the largest detractors from relative performance. Regarding individual positions, Impulse Dynamics Plc, Aritzia, Inc., Bio-Techne Corp., RH, and Shake Shack, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Small Cap Growth Fund Class Z	(8.39)%	(0.22)%	5.83%
Russell 2000 Growth Index	2.42%	0.00%	6.39%
S&P 500 Index	12.10%	0.00%	12.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$176,836,329
Total number of portfolio holdings[1]	102
Portfolio turnover rate	18.11%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	0.7%
Consumer Discretionary	15.8%
Consumer Staples	3.0%
Energy	0.9%
Financials	2.8%
Health Care	28.8%
Industrials	16.9%
Information Technology	29.4%
Materials	0.1%
Utilities	0.5%
Short-Term Investments and Other Net Assets	1.1%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Small Cap Growth Fund
Alger Small Cap Focus Fund
Class A / AOFAX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Small Cap Focus Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Focus Fund (Class A / AOFAX)	$60	1.29%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Small Cap Focus Fund Class A returned -11.93%, excluding sales load, for the fiscal six-month period ended April 30, 2025, compared to the -8.97% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Health Care and Information Technology. The largest sector overweight was Health Care and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Energy and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, Natera, Inc., Inari Medical, Inc., Xometry, Inc., RBC Bearings, Inc., and Guidewire Software, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Information Technology sectors were the largest detractors from relative performance. Regarding individual positions, FTAI Aviation Ltd., Upstart Holdings, Inc., Kura Sushi USA, Inc., Glaukos Corp. and Bio-Techne Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Small Cap Focus Fund Class A	(10.76)%	(4.95)%	4.31%
Alger Small Cap Focus Fund Class A—excluding sales load	(5.80)%	(3.91)%	4.87%
Russell 2000 Growth Index	2.42%	7.60%	6.39%
S&P 500 Index	12.10%	15.61%	12.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$857,810,298
Total number of portfolio holdings[1]	51
Portfolio turnover rate	33.24%
[1]	Excludes Money Market Funds.
Sector Allocation †
Consumer Discretionary	3.7%
Financials	4.1%
Health Care	39.3%
Industrials	24.6%
Information Technology	18.7%
Utilities	3.0%
Short-Term Investments and Other Net Assets	6.6%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Small Cap Focus Fund
Alger Small Cap Focus Fund
Class C / AOFCX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Small Cap Focus Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Focus Fund (Class C / AOFCX)	$93	1.99%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Small Cap Focus Fund Class C returned -12.26%, excluding contingent deferred sales charge, for the fiscal six-month period ended April 30, 2025, compared to the -8.97% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Health Care and Information Technology. The largest sector overweight was Health Care and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Energy and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, Natera, Inc., Inari Medical, Inc., Xometry, Inc., RBC Bearings, Inc., and Guidewire Software, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Information Technology sectors were the largest detractors from relative performance. Regarding individual positions, FTAI Aviation Ltd., Upstart Holdings, Inc., Kura Sushi USA, Inc., Glaukos Corp. and Bio-Techne Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Small Cap Focus Fund Class C	(7.56)%	(4.55)%	4.29%
Alger Small Cap Focus Fund Class C—excluding contingent deferred sales charges	(6.63)%	(4.55)%	4.29%
Russell 2000 Growth Index	2.42%	7.60%	6.39%
S&P 500 Index	12.10%	15.61%	12.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$857,810,298
Total number of portfolio holdings[1]	51
Portfolio turnover rate	33.24%
[1]	Excludes Money Market Funds.
Sector Allocation †
Consumer Discretionary	3.7%
Financials	4.1%
Health Care	39.3%
Industrials	24.6%
Information Technology	18.7%
Utilities	3.0%
Short-Term Investments and Other Net Assets	6.6%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Small Cap Focus Fund
Alger Small Cap Focus Fund
Class I / AOFIX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Small Cap Focus Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Focus Fund (Class I / AOFIX)	$56	1.21%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Small Cap Focus Fund Class I returned -11.91% for the fiscal six-month period ended April 30, 2025, compared to the -8.97% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Health Care and Information Technology. The largest sector overweight was Health Care and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Energy and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, Natera, Inc., Inari Medical, Inc., Xometry, Inc., RBC Bearings, Inc., and Guidewire Software, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Information Technology sectors were the largest detractors from relative performance. Regarding individual positions, FTAI Aviation Ltd., Upstart Holdings, Inc., Kura Sushi USA, Inc., Glaukos Corp. and Bio-Techne Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Small Cap Focus Fund Class I	(5.83)%	(3.80)%	4.96%
Russell 2000 Growth Index	2.42%	7.60%	6.39%
S&P 500 Index	12.10%	15.61%	12.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$857,810,298
Total number of portfolio holdings[1]	51
Portfolio turnover rate	33.24%
[1]	Excludes Money Market Funds.
Sector Allocation †
Consumer Discretionary	3.7%
Financials	4.1%
Health Care	39.3%
Industrials	24.6%
Information Technology	18.7%
Utilities	3.0%
Short-Term Investments and Other Net Assets	6.6%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Small Cap Focus Fund
Alger Small Cap Focus Fund
Class Y / AOFYX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Small Cap Focus Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Focus Fund (Class Y / AOFYX)	$40	0.86%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Small Cap Focus Fund Class Y returned -11.74% for the fiscal six-month period ended April 30, 2025, compared to the -8.97% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Health Care and Information Technology. The largest sector overweight was Health Care and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Energy and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, Natera, Inc., Inari Medical, Inc., Xometry, Inc., RBC Bearings, Inc., and Guidewire Software, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Information Technology sectors were the largest detractors from relative performance. Regarding individual positions, FTAI Aviation Ltd., Upstart Holdings, Inc., Kura Sushi USA, Inc., Glaukos Corp. and Bio-Techne Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods for the life of Class Y shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	Since Inception 2/28/17
Alger Small Cap Focus Fund Class Y	(5.64)%	(3.49)%	4.97%
Russell 2000 Growth Index	2.42%	7.60%	6.58%
S&P 500 Index	12.10%	15.61%	12.97%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$857,810,298
Total number of portfolio holdings[1]	51
Portfolio turnover rate	33.24%
[1]	Excludes Money Market Funds.
Sector Allocation †
Consumer Discretionary	3.7%
Financials	4.1%
Health Care	39.3%
Industrials	24.6%
Information Technology	18.7%
Utilities	3.0%
Short-Term Investments and Other Net Assets	6.6%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Small Cap Focus Fund
Alger Small Cap Focus Fund
Class Z / AGOZX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Small Cap Focus Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Focus Fund (Class Z / AGOZX)	$41	0.87%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Small Cap Focus Fund Class Z returned -11.74% for the fiscal six-month period ended April 30, 2025, compared to the -8.97% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Health Care and Information Technology. The largest sector overweight was Health Care and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Energy and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, Natera, Inc., Inari Medical, Inc., Xometry, Inc., RBC Bearings, Inc., and Guidewire Software, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Information Technology sectors were the largest detractors from relative performance. Regarding individual positions, FTAI Aviation Ltd., Upstart Holdings, Inc., Kura Sushi USA, Inc., Glaukos Corp. and Bio-Techne Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Small Cap Focus Fund Class Z	(5.65)%	(3.50)%	5.28%
Russell 2000 Growth Index	2.42%	7.60%	6.39%
S&P 500 Index	12.10%	15.61%	12.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$857,810,298
Total number of portfolio holdings[1]	51
Portfolio turnover rate	33.24%
[1]	Excludes Money Market Funds.
Sector Allocation †
Consumer Discretionary	3.7%
Financials	4.1%
Health Care	39.3%
Industrials	24.6%
Information Technology	18.7%
Utilities	3.0%
Short-Term Investments and Other Net Assets	6.6%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Small Cap Focus Fund
Alger International Opportunities Fund
Class A / ALGAX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger International Opportunities Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Opportunities Fund (Class A / ALGAX)	$64	1.25%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger International Opportunities Fund Class A returned a 5.23%, excluding sales load, return for the fiscal six-month period ended April 30, 2025, compared to the 6.21% return of the MSCI ACWI ex USA. During the reporting period, the largest sector weightings were Financials and Industrials. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Consumer Staples and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, Nintendo Co., Ltd., Coca-Cola HBC AG, Heidelberg Materials AG, CaixaBank SA, and 3i Group Plc were the top five contributors to absolute performance.
Detractors from Performance
Industrials and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, Meituan, Taiwan Semiconductor Manufacturing Co., Ltd., PT Bank Central Asia Tbk, Nippon Sanso Holdings Corp., and Intermediate Capital Group Plc were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Corporate Governance Reforms in Japan	Positive	Ongoing pressure from the Tokyo Stock Exchange to prioritize shareholder returns spurred a wave of share-buyback announcements, signaling a durable shift toward shareholder-friendly capital allocation and supporting valuations across Japan’s equity market.
Germany’s Post-Election Fiscal Stimulus	Positive	Following Germany's February 2025 federal election, coalition leaders agreed to loosen constitutional debt restrictions, create a €500 billion infrastructure fund, and increase defense expenditures—measures anticipated to boost domestic growth and support broader European equities.
Aggressive Reciprocal Tariffs	Negative	Broad reciprocal tariffs introduced by the U.S. in early April 2025 triggered retaliatory threats; the E.U. and China quickly prepared counter measures, reviving fears of a wider trade war and clouding the outlook for export-oriented economies. This uncertainty also caused the U.S. dollar (USD) to weaken against major currencies like the Euro, negatively impacting international companies earning profits in USD, as these profits became less valuable when converted to their home currencies.
China’s Ongoing Property Sector Weakness	Negative	China's property sector remained weak in early 2025, evidenced by contracting investment and home sales, negatively influencing growth expectations and investor sentiment toward equities with mainland exposure.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger International Opportunities Fund Class A	8.07%	8.93%	4.22%
Alger International Opportunities Fund Class A—excluding sales load	14.05%	10.11%	4.78%
MSCI ACWI ex USA	12.52%	10.63%	5.34%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$152,911,850
Total number of portfolio holdings[1]	41
Portfolio turnover rate	47.88%
[1]	Excludes Money Market Funds.
Country Allocation †
Belgium	1.9%
Brazil	3.8%
Canada	7.4%
China	5.1%
France	9.5%
Germany	9.4%
India	5.5%
Indonesia	2.0%
Italy	1.5%
Japan	15.6%
Mexico	2.5%
Norway	1.6%
Saudi Arabia	1.9%
South Korea	1.7%
Spain	2.9%
Switzerland	3.2%
Taiwan	4.0%
United Kingdom	15.8%
Short-Term Investments and Net Other Assets	4.7%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger International Opportunities Fund
Alger International Opportunities Fund
Class B / AFGPX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger International Opportunities Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Opportunities Fund (Class B / AFGPX)	$65	1.27%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger International Opportunities Fund Class B returned a 5.24% return for the fiscal six-month period ended April 30, 2025, compared to the 6.21% return of the MSCI ACWI ex USA. During the reporting period, the largest sector weightings were Financials and Industrials. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Consumer Staples and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, Nintendo Co., Ltd., Coca-Cola HBC AG, Heidelberg Materials AG, CaixaBank SA, and 3i Group Plc were the top five contributors to absolute performance.
Detractors from Performance
Industrials and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, Meituan, Taiwan Semiconductor Manufacturing Co., Ltd., PT Bank Central Asia Tbk, Nippon Sanso Holdings Corp., and Intermediate Capital Group Plc were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Corporate Governance Reforms in Japan	Positive	Ongoing pressure from the Tokyo Stock Exchange to prioritize shareholder returns spurred a wave of share-buyback announcements, signaling a durable shift toward shareholder-friendly capital allocation and supporting valuations across Japan’s equity market.
Germany’s Post-Election Fiscal Stimulus	Positive	Following Germany's February 2025 federal election, coalition leaders agreed to loosen constitutional debt restrictions, create a €500 billion infrastructure fund, and increase defense expenditures—measures anticipated to boost domestic growth and support broader European equities.
Aggressive Reciprocal Tariffs	Negative	Broad reciprocal tariffs introduced by the U.S. in early April 2025 triggered retaliatory threats; the E.U. and China quickly prepared counter measures, reviving fears of a wider trade war and clouding the outlook for export-oriented economies. This uncertainty also caused the U.S. dollar (USD) to weaken against major currencies like the Euro, negatively impacting international companies earning profits in USD, as these profits became less valuable when converted to their home currencies.
China’s Ongoing Property Sector Weakness	Negative	China's property sector remained weak in early 2025, evidenced by contracting investment and home sales, negatively influencing growth expectations and investor sentiment toward equities with mainland exposure.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class B shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger International Opportunities Fund Class B	10.09%	10.02%	4.53%
Alger International Opportunities Fund Class B—excluding contingent deferred sales charges	14.09%	10.15%	4.53%
MSCI ACWI ex USA	12.52%	10.63%	5.34%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$152,911,850
Total number of portfolio holdings[1]	41
Portfolio turnover rate	47.88%
[1]	Excludes Money Market Funds.
Country Allocation †
Belgium	1.9%
Brazil	3.8%
Canada	7.4%
China	5.1%
France	9.5%
Germany	9.4%
India	5.5%
Indonesia	2.0%
Italy	1.5%
Japan	15.6%
Mexico	2.5%
Norway	1.6%
Saudi Arabia	1.9%
South Korea	1.7%
Spain	2.9%
Switzerland	3.2%
Taiwan	4.0%
United Kingdom	15.8%
Short-Term Investments and Net Other Assets	4.7%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger International Opportunities Fund
Alger International Opportunities Fund
Class C / ALGCX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger International Opportunities Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Opportunities Fund (Class C / ALGCX)	$108	2.12%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger International Opportunities Fund Class C returned a 4.78%, excluding contingent deferred sales charge, return for the fiscal six-month period ended April 30, 2025, compared to the 6.21% return of the MSCI ACWI ex USA. During the reporting period, the largest sector weightings were Financials and Industrials. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Consumer Staples and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, Nintendo Co., Ltd., Coca-Cola HBC AG, Heidelberg Materials AG, CaixaBank SA, and 3i Group Plc were the top five contributors to absolute performance.
Detractors from Performance
Industrials and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, Meituan, Taiwan Semiconductor Manufacturing Co., Ltd., PT Bank Central Asia Tbk, Nippon Sanso Holdings Corp., and Intermediate Capital Group Plc were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Corporate Governance Reforms in Japan	Positive	Ongoing pressure from the Tokyo Stock Exchange to prioritize shareholder returns spurred a wave of share-buyback announcements, signaling a durable shift toward shareholder-friendly capital allocation and supporting valuations across Japan’s equity market.
Germany’s Post-Election Fiscal Stimulus	Positive	Following Germany's February 2025 federal election, coalition leaders agreed to loosen constitutional debt restrictions, create a €500 billion infrastructure fund, and increase defense expenditures—measures anticipated to boost domestic growth and support broader European equities.
Aggressive Reciprocal Tariffs	Negative	Broad reciprocal tariffs introduced by the U.S. in early April 2025 triggered retaliatory threats; the E.U. and China quickly prepared counter measures, reviving fears of a wider trade war and clouding the outlook for export-oriented economies. This uncertainty also caused the U.S. dollar (USD) to weaken against major currencies like the Euro, negatively impacting international companies earning profits in USD, as these profits became less valuable when converted to their home currencies.
China’s Ongoing Property Sector Weakness	Negative	China's property sector remained weak in early 2025, evidenced by contracting investment and home sales, negatively influencing growth expectations and investor sentiment toward equities with mainland exposure.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger International Opportunities Fund Class C	12.49%	9.26%	4.12%
Alger International Opportunities Fund Class C—excluding contingent deferred sales charges	13.49%	9.26%	4.12%
MSCI ACWI ex USA	12.52%	10.63%	5.34%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$152,911,850
Total number of portfolio holdings[1]	41
Portfolio turnover rate	47.88%
[1]	Excludes Money Market Funds.
Country Allocation †
Belgium	1.9%
Brazil	3.8%
Canada	7.4%
China	5.1%
France	9.5%
Germany	9.4%
India	5.5%
Indonesia	2.0%
Italy	1.5%
Japan	15.6%
Mexico	2.5%
Norway	1.6%
Saudi Arabia	1.9%
South Korea	1.7%
Spain	2.9%
Switzerland	3.2%
Taiwan	4.0%
United Kingdom	15.8%
Short-Term Investments and Net Other Assets	4.7%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger International Opportunities Fund
Alger International Opportunities Fund
Class I / AIGIX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger International Opportunities Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Opportunities Fund (Class I / AIGIX)	$65	1.27%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger International Opportunities Fund Class I returned a 5.21% return for the fiscal six-month period ended April 30, 2025, compared to the 6.21% return of the MSCI ACWI ex USA. During the reporting period, the largest sector weightings were Financials and Industrials. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Consumer Staples and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, Nintendo Co., Ltd., Coca-Cola HBC AG, Heidelberg Materials AG, CaixaBank SA, and 3i Group Plc were the top five contributors to absolute performance.
Detractors from Performance
Industrials and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, Meituan, Taiwan Semiconductor Manufacturing Co., Ltd., PT Bank Central Asia Tbk, Nippon Sanso Holdings Corp., and Intermediate Capital Group Plc were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Corporate Governance Reforms in Japan	Positive	Ongoing pressure from the Tokyo Stock Exchange to prioritize shareholder returns spurred a wave of share-buyback announcements, signaling a durable shift toward shareholder-friendly capital allocation and supporting valuations across Japan’s equity market.
Germany’s Post-Election Fiscal Stimulus	Positive	Following Germany's February 2025 federal election, coalition leaders agreed to loosen constitutional debt restrictions, create a €500 billion infrastructure fund, and increase defense expenditures—measures anticipated to boost domestic growth and support broader European equities.
Aggressive Reciprocal Tariffs	Negative	Broad reciprocal tariffs introduced by the U.S. in early April 2025 triggered retaliatory threats; the E.U. and China quickly prepared counter measures, reviving fears of a wider trade war and clouding the outlook for export-oriented economies. This uncertainty also caused the U.S. dollar (USD) to weaken against major currencies like the Euro, negatively impacting international companies earning profits in USD, as these profits became less valuable when converted to their home currencies.
China’s Ongoing Property Sector Weakness	Negative	China's property sector remained weak in early 2025, evidenced by contracting investment and home sales, negatively influencing growth expectations and investor sentiment toward equities with mainland exposure.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger International Opportunities Fund Class I	14.11%	10.14%	4.91%
MSCI ACWI ex USA	12.52%	10.63%	5.34%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$152,911,850
Total number of portfolio holdings[1]	41
Portfolio turnover rate	47.88%
[1]	Excludes Money Market Funds.
Country Allocation †
Belgium	1.9%
Brazil	3.8%
Canada	7.4%
China	5.1%
France	9.5%
Germany	9.4%
India	5.5%
Indonesia	2.0%
Italy	1.5%
Japan	15.6%
Mexico	2.5%
Norway	1.6%
Saudi Arabia	1.9%
South Korea	1.7%
Spain	2.9%
Switzerland	3.2%
Taiwan	4.0%
United Kingdom	15.8%
Short-Term Investments and Net Other Assets	4.7%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger International Opportunities Fund
Alger International Opportunities Fund
Class Z / ALCZX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger International Opportunities Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Opportunities Fund (Class Z / ALCZX)	$44	0.86%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger International Opportunities Fund Class Z returned a 5.42% return for the fiscal six-month period ended April 30, 2025, compared to the 6.21% return of the MSCI ACWI ex USA. During the reporting period, the largest sector weightings were Financials and Industrials. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Consumer Staples and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, Nintendo Co., Ltd., Coca-Cola HBC AG, Heidelberg Materials AG, CaixaBank SA, and 3i Group Plc were the top five contributors to absolute performance.
Detractors from Performance
Industrials and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, Meituan, Taiwan Semiconductor Manufacturing Co., Ltd., PT Bank Central Asia Tbk, Nippon Sanso Holdings Corp., and Intermediate Capital Group Plc were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Corporate Governance Reforms in Japan	Positive	Ongoing pressure from the Tokyo Stock Exchange to prioritize shareholder returns spurred a wave of share-buyback announcements, signaling a durable shift toward shareholder-friendly capital allocation and supporting valuations across Japan’s equity market.
Germany’s Post-Election Fiscal Stimulus	Positive	Following Germany's February 2025 federal election, coalition leaders agreed to loosen constitutional debt restrictions, create a €500 billion infrastructure fund, and increase defense expenditures—measures anticipated to boost domestic growth and support broader European equities.
Aggressive Reciprocal Tariffs	Negative	Broad reciprocal tariffs introduced by the U.S. in early April 2025 triggered retaliatory threats; the E.U. and China quickly prepared counter measures, reviving fears of a wider trade war and clouding the outlook for export-oriented economies. This uncertainty also caused the U.S. dollar (USD) to weaken against major currencies like the Euro, negatively impacting international companies earning profits in USD, as these profits became less valuable when converted to their home currencies.
China’s Ongoing Property Sector Weakness	Negative	China's property sector remained weak in early 2025, evidenced by contracting investment and home sales, negatively influencing growth expectations and investor sentiment toward equities with mainland exposure.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger International Opportunities Fund Class Z	14.52%	10.55%	5.24%
MSCI ACWI ex USA	12.52%	10.63%	5.34%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$152,911,850
Total number of portfolio holdings[1]	41
Portfolio turnover rate	47.88%
[1]	Excludes Money Market Funds.
Country Allocation †
Belgium	1.9%
Brazil	3.8%
Canada	7.4%
China	5.1%
France	9.5%
Germany	9.4%
India	5.5%
Indonesia	2.0%
Italy	1.5%
Japan	15.6%
Mexico	2.5%
Norway	1.6%
Saudi Arabia	1.9%
South Korea	1.7%
Spain	2.9%
Switzerland	3.2%
Taiwan	4.0%
United Kingdom	15.8%
Short-Term Investments and Net Other Assets	4.7%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger International Opportunities Fund
Alger Health Sciences Fund
Class A / AHSAX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Health Sciences Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Health Sciences Fund (Class A / AHSAX)	$52	1.14%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Health Sciences Fund Class A returned -14.51%, excluding sales load, for the fiscal six-month period ended April 30, 2025, compared to the 1.74% return of the S&P 500 Index and the -5.42% return of the Russell 3000 Health Care Index.
Contributors to Performance
Regarding individual positions, McKesson Corp. Boston Scientific Corp., Cardinal Health, Inc., Quest Diagnostics, Inc. and Inari Medical, Inc. were the top five contributors to absolute performance.
Detractors from Performance
Regarding individual positions, Impulse Dyanamics Plc., UnitedHealth Group, Inc., Amgen Inc., Biogen Inc., and Glaukos Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Health Sciences Fund Class A	(16.89)%	(1.69)%	4.29%
Alger Health Sciences Fund Class A—excluding sales load	(12.28)%	(0.63)%	4.86%
Russell 3000 Healthcare Index	1.08%	7.43%	8.23%
S&P 500 Index	12.10%	15.61%	12.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$68,552,010
Total number of portfolio holdings[1]	40
Portfolio turnover rate	130.52%
[1]	Excludes Money Market Funds.
Sector Allocation †
Financials	0.6%
Health Care	88.3%
Real Estate	7.1%
Short-Term Investments and Other Net Assets	4.0%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Health Sciences Fund
Alger Health Sciences Fund
Class C / AHSCX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Health Sciences Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Health Sciences Fund (Class C / AHSCX)	$90	1.95%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Health Sciences Fund Class C returned -14.81%, excluding contingent deferred sales charge, for the fiscal six-month period ended April 30, 2025, compared to the 1.74% return of the S&P 500 Index and the -5.42% return of the Russell 3000 Health Care Index.
Contributors to Performance
Regarding individual positions, McKesson Corp. Boston Scientific Corp., Cardinal Health, Inc., Quest Diagnostics, Inc. and Inari Medical, Inc. were the top five contributors to absolute performance.
Detractors from Performance
Regarding individual positions, Impulse Dyanamics Plc., UnitedHealth Group, Inc., Amgen Inc., Biogen Inc., and Glaukos Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Health Sciences Fund Class C	(13.66)%	(1.38)%	4.21%
Alger Health Sciences Fund Class C—excluding contingent deferred sales charges	(12.79)%	(1.38)%	4.21%
Russell 3000 Healthcare Index	1.08%	7.43%	8.23%
S&P 500 Index	12.10%	15.61%	12.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$68,552,010
Total number of portfolio holdings[1]	40
Portfolio turnover rate	130.52%
[1]	Excludes Money Market Funds.
Sector Allocation †
Financials	0.6%
Health Care	88.3%
Real Estate	7.1%
Short-Term Investments and Other Net Assets	4.0%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Health Sciences Fund
Alger Health Sciences Fund
Class Z / AHSZX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Health Sciences Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Health Sciences Fund (Class Z / AHSZX)	$35	0.76%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Health Sciences Fund Class Z returned -14.32% for the fiscal six-month period ended April 30, 2025, compared to the 1.74% return of the S&P 500 Index and the -5.42% return of the Russell 3000 Health Care Index.
Contributors to Performance
Regarding individual positions, McKesson Corp. Boston Scientific Corp., Cardinal Health, Inc., Quest Diagnostics, Inc. and Inari Medical, Inc. were the top five contributors to absolute performance.
Detractors from Performance
Regarding individual positions, Impulse Dyanamics Plc., UnitedHealth Group, Inc., Amgen Inc., Biogen Inc., and Glaukos Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods for the life of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	Since Inception 5/28/15
Alger Health Sciences Fund Class Z	(11.98)%	(0.27)%	4.30%
Russell 3000 Healthcare Index	1.08%	7.43%	7.73%
S&P 500 Index	12.10%	15.61%	12.20%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$68,552,010
Total number of portfolio holdings[1]	40
Portfolio turnover rate	130.52%
[1]	Excludes Money Market Funds.
Sector Allocation †
Financials	0.6%
Health Care	88.3%
Real Estate	7.1%
Short-Term Investments and Other Net Assets	4.0%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Health Sciences Fund
Alger AI Enablers & Adopters Fund
Class A / AIFAX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger AI Enablers & Adopters Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters Fund (Class A / AIFAX)	$43	0.87%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger AI Enablers & Adopters Fund Class A returned 0.96%, excluding sales load, for the fiscal six-month period ended April 30, 2025, compared to the -1.74% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Communication Services and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, Netflix, Inc., Talen Energy Corp., Robinhood Markets, Inc., AppLovin Corp., and Spotify Technology SA were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Staples and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Core Scientific Inc., Taiwan Semiconductor Manufacturing Co., Ltd., Meta Platforms Inc., and indie Semiconductor, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed semi-annual periods for the life of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	Since Inception 4/4/24
Alger AI Enablers & Adopters Fund Class A	18.82%	12.99%
Alger AI Enablers & Adopters Fund Class A—excluding sales load	25.39%	18.78%
S&P 500 Index	12.10%	9.06%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$5,523,284
Total number of portfolio holdings[1]	53
Portfolio turnover rate	101.71%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	17.3%
Consumer Discretionary	13.4%
Consumer Staples	0.2%
Financials	4.8%
Health Care	3.4%
Industrials	6.9%
Information Technology	47.2%
Real Estate	0.3%
Utilities	7.4%
Short-Term Investments and Other Net Assets	(0.9)%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger AI Enablers & Adopters Fund
Alger AI Enablers & Adopters Fund
Class C / AAICX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger AI Enablers & Adopters Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters Fund (Class C / AAICX)	$81	1.63%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger AI Enablers & Adopters Fund Class C returned 0.54%, excluding contingent deferred sales charge, for the fiscal six-month period ended April 30, 2025, compared to the -1.74% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Communication Services and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, Netflix, Inc., Talen Energy Corp., Robinhood Markets, Inc., AppLovin Corp., and Spotify Technology SA were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Staples and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Core Scientific Inc., Taiwan Semiconductor Manufacturing Co., Ltd., Meta Platforms Inc., and indie Semiconductor, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed semi-annual periods for the life of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	Since Inception 4/4/24
Alger AI Enablers & Adopters Fund Class C	23.34%	17.85%
Alger AI Enablers & Adopters Fund Class C—excluding contingent deferred sales charges	24.34%	17.85%
S&P 500 Index	12.10%	9.06%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$5,523,284
Total number of portfolio holdings[1]	53
Portfolio turnover rate	101.71%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	17.3%
Consumer Discretionary	13.4%
Consumer Staples	0.2%
Financials	4.8%
Health Care	3.4%
Industrials	6.9%
Information Technology	47.2%
Real Estate	0.3%
Utilities	7.4%
Short-Term Investments and Other Net Assets	(0.9)%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger AI Enablers & Adopters Fund
Alger AI Enablers & Adopters Fund
Class I / AIFIX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger AI Enablers & Adopters Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters Fund (Class I / AIFIX)	$43	0.86%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger AI Enablers & Adopters Fund Class I returned 0.88% for the fiscal six-month period ended April 30, 2025, compared to the -1.74% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Communication Services and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, Netflix, Inc., Talen Energy Corp., Robinhood Markets, Inc., AppLovin Corp., and Spotify Technology SA were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Staples and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Core Scientific Inc., Taiwan Semiconductor Manufacturing Co., Ltd., Meta Platforms Inc., and indie Semiconductor, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed semi-annual periods for the life of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	Since Inception 4/4/24
Alger AI Enablers & Adopters Fund Class I	25.28%	18.69%
S&P 500 Index	12.10%	9.06%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$5,523,284
Total number of portfolio holdings[1]	53
Portfolio turnover rate	101.71%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	17.3%
Consumer Discretionary	13.4%
Consumer Staples	0.2%
Financials	4.8%
Health Care	3.4%
Industrials	6.9%
Information Technology	47.2%
Real Estate	0.3%
Utilities	7.4%
Short-Term Investments and Other Net Assets	(0.9)%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger AI Enablers & Adopters Fund
Alger AI Enablers & Adopters Fund
Class Y / AAIYX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger AI Enablers & Adopters Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters Fund (Class Y / AAIYX)	$31	0.63%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger AI Enablers & Adopters Fund Class Y returned 0.96% for the fiscal six-month period ended April 30, 2025, compared to the -1.74% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Communication Services and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, Netflix, Inc., Talen Energy Corp., Robinhood Markets, Inc., AppLovin Corp., and Spotify Technology SA were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Staples and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Core Scientific Inc., Taiwan Semiconductor Manufacturing Co., Ltd., Meta Platforms Inc., and indie Semiconductor, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed semi-annual periods for the life of Class Y shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	Since Inception 4/4/24
Alger AI Enablers & Adopters Fund Class Y	25.47%	18.97%
S&P 500 Index	12.10%	9.06%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$5,523,284
Total number of portfolio holdings[1]	53
Portfolio turnover rate	101.71%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	17.3%
Consumer Discretionary	13.4%
Consumer Staples	0.2%
Financials	4.8%
Health Care	3.4%
Industrials	6.9%
Information Technology	47.2%
Real Estate	0.3%
Utilities	7.4%
Short-Term Investments and Other Net Assets	(0.9)%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger AI Enablers & Adopters Fund
Alger AI Enablers & Adopters Fund
Class Z / AAIZX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger AI Enablers & Adopters Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters Fund (Class Z / AAIZX)	$31	0.63%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger AI Enablers & Adopters Fund Class Z returned 1.13% for the fiscal six-month period ended April 30, 2025, compared to the -1.74% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Communication Services and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, Netflix, Inc., Talen Energy Corp., Robinhood Markets, Inc., AppLovin Corp., and Spotify Technology SA were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Staples and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Core Scientific Inc., Taiwan Semiconductor Manufacturing Co., Ltd., Meta Platforms Inc., and indie Semiconductor, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed semi-annual periods for the life of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	Since Inception 4/4/24
Alger AI Enablers & Adopters Fund Class Z	25.68%	19.15%
S&P 500 Index	12.10%	9.06%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$5,523,284
Total number of portfolio holdings[1]	53
Portfolio turnover rate	101.71%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	17.3%
Consumer Discretionary	13.4%
Consumer Staples	0.2%
Financials	4.8%
Health Care	3.4%
Industrials	6.9%
Information Technology	47.2%
Real Estate	0.3%
Utilities	7.4%
Short-Term Investments and Other Net Assets	(0.9)%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger AI Enablers & Adopters Fund
Alger Concentrated Equity Fund
Class A / CNEAX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Concentrated Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity Fund (Class A / CNEAX)	$40	0.80%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Concentrated Equity Fund Class A generated a -0.68% return, excluding sales load, for the fiscal six-month period ended April 30, 2025, compared to the -1.57% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Communication Services and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Netflix, Inc., GFL Environmental Inc., Global-e Online Ltd., and Sea Ltd. were the top five contributors to absolute performance.
Detractors from Performance
The Utilities and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Meta Platforms Inc., Taiwan Semiconductor Manufacturing Co., Ltd., Constellation Energy Corp., and Apple Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed semi-annual periods for the life of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	Since Inception 4/4/24
Alger Concentrated Equity Fund Class A	15.53%	10.58%
Alger Concentrated Equity Fund Class A—excluding sales load	21.89%	16.25%
Russell 1000 Growth Index	14.53%	11.15%
S&P 500 Index	12.10%	9.06%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$4,968,463
Total number of portfolio holdings[1]	30
Portfolio turnover rate	35.58%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	16.1%
Consumer Discretionary	15.6%
Financials	5.1%
Health Care	6.0%
Industrials	9.3%
Information Technology	40.9%
Utilities	4.6%
Short-Term Investments and Other Net Assets	2.4%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Concentrated Equity Fund
Alger Concentrated Equity Fund
Class C / CNECX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Concentrated Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity Fund (Class C / CNECX)	$76	1.55%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Concentrated Equity Fund Class C generated a -1.02% return, excluding contingent deferred sales charge, for the fiscal six-month period ended April 30, 2025, compared to the -1.57% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Communication Services and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Netflix, Inc., GFL Environmental Inc., Global-e Online Ltd., and Sea Ltd. were the top five contributors to absolute performance.
Detractors from Performance
The Utilities and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Meta Platforms Inc., Taiwan Semiconductor Manufacturing Co., Ltd., Constellation Energy Corp., and Apple Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed semi-annual periods for the life of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	Since Inception 4/4/24
Alger Concentrated Equity Fund Class C	19.95%	15.41%
Alger Concentrated Equity Fund Class C—excluding contingent deferred sales charges	20.95%	15.41%
Russell 1000 Growth Index	14.53%	11.15%
S&P 500 Index	12.10%	9.06%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$4,968,463
Total number of portfolio holdings[1]	30
Portfolio turnover rate	35.58%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	16.1%
Consumer Discretionary	15.6%
Financials	5.1%
Health Care	6.0%
Industrials	9.3%
Information Technology	40.9%
Utilities	4.6%
Short-Term Investments and Other Net Assets	2.4%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Concentrated Equity Fund
Alger Concentrated Equity Fund
Class I / CNEIX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Concentrated Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity Fund (Class I / CNEIX)	$40	0.80%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Concentrated Equity Fund Class I generated a -0.68% return for the fiscal six-month period ended April 30, 2025, compared to the -1.57% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Communication Services and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Netflix, Inc., GFL Environmental Inc., Global-e Online Ltd., and Sea Ltd. were the top five contributors to absolute performance.
Detractors from Performance
The Utilities and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Meta Platforms Inc., Taiwan Semiconductor Manufacturing Co., Ltd., Constellation Energy Corp., and Apple Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed semi-annual periods for the life of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	Since Inception 4/4/24
Alger Concentrated Equity Fund Class I	21.89%	16.25%
Russell 1000 Growth Index	14.53%	11.15%
S&P 500 Index	12.10%	9.06%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$4,968,463
Total number of portfolio holdings[1]	30
Portfolio turnover rate	35.58%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	16.1%
Consumer Discretionary	15.6%
Financials	5.1%
Health Care	6.0%
Industrials	9.3%
Information Technology	40.9%
Utilities	4.6%
Short-Term Investments and Other Net Assets	2.4%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Concentrated Equity Fund
Alger Concentrated Equity Fund
Class Y / CNEYX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Concentrated Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity Fund (Class Y / CNEYX)	$27	0.55%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Concentrated Equity Fund Class Y generated a -0.59% return for the fiscal six-month period ended April 30, 2025, compared to the -1.57% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Communication Services and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Netflix, Inc., GFL Environmental Inc., Global-e Online Ltd., and Sea Ltd. were the top five contributors to absolute performance.
Detractors from Performance
The Utilities and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Meta Platforms Inc., Taiwan Semiconductor Manufacturing Co., Ltd., Constellation Energy Corp., and Apple Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed semi-annual periods for the life of Class Y shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	Since Inception 4/4/24
Alger Concentrated Equity Fund Class Y	22.20%	16.52%
Russell 1000 Growth Index	14.53%	11.15%
S&P 500 Index	12.10%	9.06%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$4,968,463
Total number of portfolio holdings[1]	30
Portfolio turnover rate	35.58%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	16.1%
Consumer Discretionary	15.6%
Financials	5.1%
Health Care	6.0%
Industrials	9.3%
Information Technology	40.9%
Utilities	4.6%
Short-Term Investments and Other Net Assets	2.4%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Concentrated Equity Fund
Alger Concentrated Equity Fund
Class Z / CNEZX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Concentrated Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity Fund (Class Z / CNEZX)	$27	0.55%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Concentrated Equity Fund Class Z generated a -0.59% return for the fiscal six-month period ended April 30, 2025, compared to the -1.57% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Communication Services and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Netflix, Inc., GFL Environmental Inc., Global-e Online Ltd., and Sea Ltd. were the top five contributors to absolute performance.
Detractors from Performance
The Utilities and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Meta Platforms Inc., Taiwan Semiconductor Manufacturing Co., Ltd., Constellation Energy Corp., and Apple Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of the most recently completed semi-annual periods for the life of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	Since Inception 4/4/24
Alger Concentrated Equity Fund Class Z	22.20%	16.52%
Russell 1000 Growth Index	14.53%	11.15%
S&P 500 Index	12.10%	9.06%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$4,968,463
Total number of portfolio holdings[1]	30
Portfolio turnover rate	35.58%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	16.1%
Consumer Discretionary	15.6%
Financials	5.1%
Health Care	6.0%
Industrials	9.3%
Information Technology	40.9%
Utilities	4.6%
Short-Term Investments and Other Net Assets	2.4%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Concentrated Equity Fund

 ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
THE ALGER FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
April 30, 2025 (UNAUDITED)

Table of Contents

THE ALGER FUNDS

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments April 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.5%
AEROSPACE & DEFENSE—1.5%
HEICO Corp.	29,500	$ 7,397,420
HEICO Corp., Cl. A	52,316	10,511,854
TransDigm Group, Inc.	6,331	8,946,146

		26,855,420
APPAREL ACCESSORIES & LUXURY GOODS—0.0%
LVMH Moët Hennessy Louis Vuitton SE	263	145,683
APPAREL RETAIL—0.3%
Burlington Stores, Inc.*	24,490	5,511,230
APPLICATION SOFTWARE—5.5%
Adobe, Inc.*	4,384	1,643,912
AppLovin Corp., Cl. A*	273,199	73,575,223
Autodesk, Inc.*	16,249	4,456,288
Cadence Design Systems, Inc.*	35,869	10,679,636
Core Scientific, Inc.*	847,757	6,866,832
Fair Isaac Corp.*	372	740,161
Palantir Technologies, Inc., Cl. A*	2,294	271,701

		98,233,753
AUTOMOBILE MANUFACTURERS—2.7%
Tesla, Inc.*	169,653	47,869,291
AUTOMOTIVE RETAIL—0.1%
Carvana Co.*	7,719	1,886,138
BIOTECHNOLOGY—1.9%
AbbVie, Inc.	3,616	705,482
Ascendis Pharma A/S ADR*	15,899	2,709,825
BioNTech SE ADR*	7,672	799,039
Natera, Inc.*	199,726	30,144,645

		34,358,991
BROADLINE RETAIL—9.7%
Amazon.com, Inc.*	832,192	153,472,849
MercadoLibre, Inc.*	8,488	19,784,255

		173,257,104
CASINOS & GAMING—0.2%
DraftKings, Inc., Cl. A*	135,740	4,518,785
COAL & CONSUMABLE FUELS—0.2%
Cameco Corp.	72,229	3,261,139
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.1%
Wabtec Corp.	11,120	2,054,309
CONSTRUCTION MATERIALS—0.1%
Martin Marietta Materials, Inc.	4,240	2,221,675
CONSUMER STAPLES MERCHANDISE RETAIL—0.2%
Walmart, Inc.	45,043	4,380,432
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.5% (CONT.)
DIVERSIFIED BANKS—0.1%
Wells Fargo & Co.	38,276	$ 2,717,979
ELECTRIC UTILITIES—0.8%
NRG Energy, Inc.	126,633	13,876,444
ELECTRICAL COMPONENTS & EQUIPMENT—1.9%
Eaton Corp. PLC	6,532	1,922,825
Vertiv Holdings Co., Cl. A	372,233	31,781,253

		33,704,078
ELECTRONIC COMPONENTS—0.2%
Coherent Corp.*	66,222	4,259,399
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.1%
Itron, Inc.*	24,356	2,710,579
ENVIRONMENTAL & FACILITIES SERVICES—2.5%
GFL Environmental, Inc.	900,636	44,941,736
FINANCIAL EXCHANGES & DATA—1.0%
S&P Global, Inc.	35,836	17,919,792
FOOTWEAR—0.1%
On Holding AG, Cl. A*	52,365	2,519,280
HEALTHCARE DISTRIBUTORS—0.9%
Cardinal Health, Inc.	118,625	16,760,526
HEALTHCARE EQUIPMENT—2.5%
Abbott Laboratories	16,094	2,104,290
Boston Scientific Corp.*	151,944	15,630,479
Glaukos Corp.*	34,380	3,240,315
Intuitive Surgical, Inc.*	47,642	24,573,744

		45,548,828
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.8%
Talen Energy Corp.*	143,719	30,911,083
Vistra Corp.	147,299	19,094,369

		50,005,452
INTERACTIVE HOME ENTERTAINMENT—2.4%
Roblox Corp., Cl. A*	26,973	1,808,539
Sea Ltd. ADR*	304,534	40,822,783

		42,631,322
INTERACTIVE MEDIA & SERVICES—9.9%
Alphabet, Inc., Cl. C	247,152	39,764,285
Meta Platforms, Inc., Cl. A	238,856	131,131,944
Pinterest, Inc., Cl. A*	236,572	5,990,003

		176,886,232
INTERNET SERVICES & INFRASTRUCTURE—0.9%
Cloudflare, Inc., Cl. A*	76,980	9,297,644
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.5% (CONT.)
INTERNET SERVICES & INFRASTRUCTURE—0.9% (CONT.)
Snowflake, Inc., Cl. A*	38,134	$ 6,081,992

		15,379,636
INVESTMENT BANKING & BROKERAGE—2.1%
Robinhood Markets, Inc., Cl. A*	764,539	37,546,510
LIFE SCIENCES TOOLS & SERVICES—0.1%
Danaher Corp.	8,651	1,724,404
MANAGED HEALTHCARE—0.4%
UnitedHealth Group, Inc.	16,909	6,957,039
MOVIES & ENTERTAINMENT—4.6%
Liberty Media Corp. Series C Liberty Formula One*	98,704	8,752,084
Netflix, Inc.*	46,204	52,289,991
Spotify Technology SA*	30,365	18,643,503
TKO Group Holdings, Inc., Cl. A	13,072	2,129,559

		81,815,137
PASSENGER AIRLINES—0.5%
Delta Air Lines, Inc.	50,205	2,090,034
United Airlines Holdings, Inc.*	93,074	6,405,353

		8,495,387
PHARMACEUTICALS—0.8%
Eli Lilly & Co.	15,253	13,711,684
RESEARCH & CONSULTING SERVICES—0.3%
Equifax, Inc.	18,298	4,759,859
RESTAURANTS—0.0%
DoorDash, Inc., Cl. A*	2,857	551,087
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.4%
ASML Holding NV ADR	10,899	7,281,404
SEMICONDUCTORS—17.5%
Astera Labs, Inc.*	102,125	6,669,784
Broadcom, Inc.	281,881	54,253,636
NVIDIA Corp.	1,890,424	205,904,982
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	284,541	47,430,139

		314,258,541
SYSTEMS SOFTWARE—14.2%
Microsoft Corp.	601,475	237,739,009
Nebius Group NV, Cl. A*	373,722	8,494,701
ServiceNow, Inc.*	8,948	8,545,429

		254,779,139
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.4%
Apple, Inc.	542,729	115,329,913
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.5% (CONT.)
TRANSACTION & PAYMENT PROCESSING SERVICES—2.6%
Visa, Inc., Cl. A	132,611	$ 45,817,101
TOTAL COMMON STOCKS (Cost $708,231,638)		1,767,442,438
PREFERRED STOCKS—1.5%
APPLICATION SOFTWARE—1.4%
Databricks, Inc., Series J(a),*,@	217,533	20,121,803
SB Technology, Inc., Series E(a),*,@	331,992	5,713,582

		25,835,385
DIVERSIFIED FINANCIAL SERVICES—0.1%
Chime Financial, Inc., Series G(a),*,@	27,841	745,303
TOTAL PREFERRED STOCKS (Cost $27,758,357)		26,580,688
SPECIAL PURPOSE VEHICLE—0.1%
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		1,813,185
(Cost $2,775,000)		1,813,185

Total Investments (Cost $738,764,995)	100.1%	$1,795,836,311
Affiliated Securities (Cost $2,775,000)		1,813,185
Unaffiliated Securities (Cost $735,989,995)		1,794,023,126
Liabilities in Excess of Other Assets	(0.1)%	(1,598,110)
NET ASSETS	100.0%	$1,794,238,201

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 13 - Affiliated Securities.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 4/30/2025
Chime Financial, Inc., Series G	8/24/21	$1,922,972	$745,303	0.1%
Crosslink Ventures C, LLC, Cl. A	10/2/20	2,775,000	1,813,185	0.1%
Databricks, Inc., Series J	12/17/24	20,121,803	20,121,803	1.1%
SB Technology, Inc., Series E	10/23/24	5,713,582	5,713,582	0.3%
Total		$30,533,357	$28,393,873	1.6%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CONCENTRATED EQUITY FUND
Schedule of Investments April 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.6%
AEROSPACE & DEFENSE—2.8%
HEICO Corp., Cl. A	687	$ 138,039
APPLICATION SOFTWARE—5.2%
AppLovin Corp., Cl. A*	704	189,594
Cadence Design Systems, Inc.*	224	66,694

		256,288
AUTOMOBILE MANUFACTURERS—5.5%
Ferrari NV	191	88,200
Tesla, Inc.*	653	184,250

		272,450
BIOTECHNOLOGY—1.6%
Natera, Inc.*	518	78,182
BROADLINE RETAIL—10.1%
Amazon.com, Inc.*	2,442	450,353
MercadoLibre, Inc.*	22	51,279

		501,632
ELECTRIC UTILITIES—2.7%
Constellation Energy Corp.	607	135,628
ELECTRICAL COMPONENTS & EQUIPMENT—2.0%
Vertiv Holdings Co., Cl. A	1,168	99,724
ENVIRONMENTAL & FACILITIES SERVICES—4.5%
GFL Environmental, Inc.	4,451	222,105
FINANCIAL EXCHANGES & DATA—0.5%
S&P Global, Inc.	51	25,503
HEALTHCARE EQUIPMENT—3.0%
Intuitive Surgical, Inc.*	290	149,582
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.9%
Talen Energy Corp.*	437	93,990
INTERACTIVE HOME ENTERTAINMENT—3.5%
Sea Ltd. ADR*	1,311	175,740
INTERACTIVE MEDIA & SERVICES—7.9%
Alphabet, Inc., Cl. C	459	73,849
Meta Platforms, Inc., Cl. A	580	318,420

		392,269
INVESTMENT BANKING & BROKERAGE—2.1%
Robinhood Markets, Inc., Cl. A*	2,109	103,573
MOVIES & ENTERTAINMENT—4.7%
Liberty Media Corp. Series C Liberty Formula One*	1,090	96,650
Netflix, Inc.*	121	136,938

		233,588
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CONCENTRATED EQUITY FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.6% (CONT.)
PHARMACEUTICALS—1.4%
Eli Lilly & Co.	79	$ 71,017
SEMICONDUCTOR MATERIALS & EQUIPMENT—1.4%
ASML Holding NV ADR	108	72,153
SEMICONDUCTORS—19.4%
Astera Labs, Inc.*	957	62,502
Broadcom, Inc.	521	100,277
NVIDIA Corp.	5,492	598,188
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,220	203,362

		964,329
SYSTEMS SOFTWARE—11.7%
Microsoft Corp.	1,280	505,933
Nebius Group NV, Cl. A*	3,258	74,054

		579,987
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.2%
Apple, Inc.	751	159,587
TRANSACTION & PAYMENT PROCESSING SERVICES—2.5%
Visa, Inc., Cl. A	365	126,107
TOTAL COMMON STOCKS (Cost $4,125,503)		4,851,473
SHORT-TERM SECURITIES—4.2%
MONEY MARKET FUNDS—4.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(a)	207,683	207,683
(Cost $207,683)		207,683

Total Investments (Cost $4,333,186)	101.8%	$5,059,156
Unaffiliated Securities (Cost $4,333,186)		5,059,156
Liabilities in Excess of Other Assets	(1.8)%	(90,693)
NET ASSETS	100.0%	$4,968,463

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of April 30, 2025.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments April 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—91.4%
AEROSPACE & DEFENSE—0.9%
TransDigm Group, Inc.	4,017	$ 5,676,302
APPAREL RETAIL—0.3%
The Gap, Inc.	85,132	1,864,391
APPLICATION SOFTWARE—0.7%
Adobe, Inc.*	11,742	4,403,015
ASSET MANAGEMENT & CUSTODY BANKS—3.1%
Blackrock, Inc.	10,732	9,811,838
Blackstone, Inc.	55,883	7,360,350
Blue Owl Capital, Inc., Cl. A	176,191	3,264,819

		20,437,007
BIOTECHNOLOGY—2.9%
AbbVie, Inc.	62,860	12,263,986
Amgen, Inc.	13,281	3,863,708
Gilead Sciences, Inc.	27,251	2,903,322

		19,031,016
BROADLINE RETAIL—2.7%
Amazon.com, Inc.*	96,381	17,774,584
BUILDING PRODUCTS—0.6%
Johnson Controls International PLC	44,736	3,753,350
CABLE & SATELLITE—0.7%
Comcast Corp., Cl. A	127,165	4,349,043
COMMUNICATIONS EQUIPMENT—0.9%
Cisco Systems, Inc.	99,926	5,768,728
COMPUTER & ELECTRONICS RETAIL—0.3%
Best Buy Co., Inc.	30,662	2,044,849
CONSUMER ELECTRONICS—0.6%
Garmin, Ltd.	20,480	3,827,098
CONSUMER STAPLES MERCHANDISE RETAIL—1.2%
Walmart, Inc.	80,927	7,870,151
COPPER—0.5%
Southern Copper Corp.	38,846	3,477,494
DIVERSIFIED BANKS—5.4%
Bank of America Corp.	185,835	7,411,100
Fifth Third Bancorp	85,058	3,056,984
JPMorgan Chase & Co.	103,095	25,219,099

		35,687,183
ELECTRIC UTILITIES—0.4%
NextEra Energy, Inc.	42,622	2,850,559
ELECTRICAL COMPONENTS & EQUIPMENT—1.9%
Eaton Corp. PLC	42,599	12,539,868
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—91.4% (CONT.)
ELECTRONIC COMPONENTS—0.5%
Corning, Inc.	69,210	$ 3,071,540
FINANCIAL EXCHANGES & DATA—1.0%
CME Group, Inc., Cl. A	24,887	6,895,690
FOOD DISTRIBUTORS—0.4%
Sysco Corp.	36,038	2,573,113
HEALTHCARE DISTRIBUTORS—0.7%
Cardinal Health, Inc.	34,256	4,840,030
HEALTHCARE EQUIPMENT—1.1%
Abbott Laboratories	30,658	4,008,534
Medtronic PLC	35,903	3,043,138

		7,051,672
HOME IMPROVEMENT RETAIL—1.9%
The Home Depot, Inc.	34,839	12,559,111
HOUSEHOLD PRODUCTS—1.3%
The Procter & Gamble Co.	52,665	8,561,749
INDUSTRIAL CONGLOMERATES—1.3%
Honeywell International, Inc.	40,607	8,547,773
INDUSTRIAL GASES—0.9%
Air Products & Chemicals, Inc.	22,130	5,999,222
INTEGRATED OIL & GAS—3.6%
Chevron Corp.	62,600	8,517,356
Exxon Mobil Corp.	104,026	10,988,267
TotalEnergies SE ADR	70,891	4,030,153

		23,535,776
INTEGRATED TELECOMMUNICATION SERVICES—0.8%
Verizon Communications, Inc.	120,905	5,327,074
INTERACTIVE MEDIA & SERVICES—7.8%
Alphabet, Inc., Cl. A	128,060	20,335,928
Alphabet, Inc., Cl. C	99,640	16,031,080
Meta Platforms, Inc., Cl. A	27,996	15,369,804

		51,736,812
INVESTMENT BANKING & BROKERAGE—2.3%
Morgan Stanley	132,850	15,333,547
IT CONSULTING & OTHER SERVICES—0.4%
International Business Machines Corp.	9,977	2,412,638
MANAGED HEALTHCARE—1.7%
UnitedHealth Group, Inc.	27,903	11,480,410
MULTI-UTILITIES—1.1%
Consolidated Edison, Inc.	32,131	3,622,770
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—91.4% (CONT.)
MULTI-UTILITIES—1.1% (CONT.)
Sempra	45,544	$ 3,382,553

		7,005,323
OIL & GAS STORAGE & TRANSPORTATION—0.5%
ONEOK, Inc.	41,222	3,386,800
OTHER SPECIALTY RETAIL—0.3%
Dick's Sporting Goods, Inc.	9,080	1,704,679
PHARMACEUTICALS—5.2%
AstraZeneca PLC ADR	64,092	4,601,165
Bristol-Myers Squibb Co.	63,010	3,163,102
Eli Lilly & Co.	13,500	12,135,825
Johnson & Johnson	42,435	6,633,015
Merck & Co., Inc.	30,726	2,617,855
Novartis AG ADR	23,857	2,707,531
Pfizer, Inc.	108,194	2,641,015

		34,499,508
PROPERTY & CASUALTY INSURANCE—0.6%
The Hartford Insurance Group, Inc.	30,914	3,792,220
RAIL TRANSPORTATION—0.8%
Union Pacific Corp.	24,242	5,228,030
RESTAURANTS—1.3%
McDonald's Corp.	17,764	5,678,263
Starbucks Corp.	34,621	2,771,411

		8,449,674
SEMICONDUCTOR MATERIALS & EQUIPMENT—3.2%
KLA Corp.	29,687	20,860,758
SEMICONDUCTORS—7.3%
Broadcom, Inc.	177,770	34,215,392
QUALCOMM, Inc.	56,991	8,460,884
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	34,726	5,788,477

		48,464,753
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.9%
PepsiCo, Inc.	41,970	5,690,293
The Coca-Cola Co.	98,160	7,121,508

		12,811,801
SYSTEMS SOFTWARE—9.0%
Microsoft Corp.	142,580	56,356,171
Oracle Corp.	22,207	3,124,969

		59,481,140
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.7%
Apple, Inc.	221,868	47,146,950
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—91.4% (CONT.)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.7% (CONT.)
Dell Technologies, Inc., Cl. C	39,733	$ 3,645,900

		50,792,850
TOBACCO—1.5%
Altria Group, Inc.	77,624	4,591,460
Philip Morris International, Inc.	31,440	5,387,558

		9,979,018
TRADING COMPANIES & DISTRIBUTORS—0.5%
Ferguson Enterprises, Inc.	20,423	3,464,966
TRANSACTION & PAYMENT PROCESSING SERVICES—1.7%
Visa, Inc., Cl. A	33,430	11,550,065
TOTAL COMMON STOCKS (Cost $406,244,384)		602,752,380
MASTER LIMITED PARTNERSHIP—0.4%
OIL & GAS STORAGE & TRANSPORTATION—0.4%
Cheniere Energy Partners LP(a)	46,569	2,737,326
(Cost $1,938,100)		2,737,326
REAL ESTATE INVESTMENT TRUST—3.2%
HEALTH CARE—1.0%
Welltower, Inc.	43,048	6,568,694
INDUSTRIAL—0.3%
Prologis, Inc.	17,881	1,827,438
RETAIL—0.7%
Simon Property Group, Inc.	29,337	4,617,057
SPECIALIZED—0.5%
Lamar Advertising Co., Cl. A	30,628	3,485,773
TELECOM TOWER—0.7%
Crown Castle, Inc.	40,441	4,277,040
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $17,113,211)		20,776,002
SHORT-TERM SECURITIES—5.4%
MONEY MARKET FUNDS—5.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19(b)	32,914,951	32,914,951
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—5.4% (CONT.)
MONEY MARKET FUNDS—5.4% (CONT.)
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19(b),(c)	2,799,349	$ 2,799,349
TOTAL SHORT-TERM SECURITIES (Cost $35,714,300)		35,714,300

Total Investments (Cost $461,009,995)	100.4%	$661,980,008
Unaffiliated Securities (Cost $461,009,995)		661,980,008
Liabilities in Excess of Other Assets	(0.4)%	(2,434,950)
NET ASSETS	100.0%	$659,545,058

ADR	American Depositary Receipts

(a)	All or portion of security is on loan.
(b)	Rate shown reflects 7-day effective yield as of April 30, 2025.
(c)	This security represents cash collateral received in connection with securities lending.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER 35 FUND
Schedule of Investments April 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.2%
AEROSPACE & DEFENSE—0.8%
HEICO Corp., Cl. A	1,187	$ 238,504
APPLICATION SOFTWARE—6.1%
AppLovin Corp., Cl. A*	7,260	1,955,191
BIOTECHNOLOGY—4.6%
Natera, Inc.*	8,587	1,296,036
Vertex Pharmaceuticals, Inc.*	318	162,021

		1,458,057
BROADLINE RETAIL—12.3%
Amazon.com, Inc.*	16,843	3,106,186
MercadoLibre, Inc.*	348	811,136

		3,917,322
DIVERSIFIED SUPPORT SERVICES—0.5%
Cintas Corp.	818	173,154
ELECTRICAL COMPONENTS & EQUIPMENT—2.9%
Enovix Corp.*	91,129	610,564
Vertiv Holdings Co., Cl. A	3,694	315,394

		925,958
ENVIRONMENTAL & FACILITIES SERVICES—1.9%
GFL Environmental, Inc.	12,372	617,363
HEALTHCARE DISTRIBUTORS—2.5%
McKesson Corp.	1,132	806,878
HEALTHCARE EQUIPMENT—2.5%
Boston Scientific Corp.*	3,100	318,897
Intuitive Surgical, Inc.*	910	469,378

		788,275
HEAVY ELECTRICAL EQUIPMENT—2.5%
GE Vernova, Inc.	2,155	799,117
HOTELS RESORTS & CRUISE LINES—2.4%
Trip.com Group Ltd. ADR	13,065	770,704
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—4.5%
Talen Energy Corp.*	6,622	1,424,260
INTERACTIVE HOME ENTERTAINMENT—5.7%
Sea Ltd. ADR*	9,761	1,308,462
Take-Two Interactive Software, Inc.*	2,103	490,672

		1,799,134
INTERACTIVE MEDIA & SERVICES—4.5%
Meta Platforms, Inc., Cl. A	2,594	1,424,106
INTERNET SERVICES & INFRASTRUCTURE—0.5%
Cloudflare, Inc., Cl. A*	1,392	168,126
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER 35 FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.2% (CONT.)
INVESTMENT BANKING & BROKERAGE—0.5%
Robinhood Markets, Inc., Cl. A*	3,422	$ 168,054
MANAGED HEALTHCARE—0.5%
UnitedHealth Group, Inc.	356	146,473
MOVIES & ENTERTAINMENT—12.2%
Netflix, Inc.*	2,492	2,820,246
Spotify Technology SA*	1,727	1,060,344

		3,880,590
RESTAURANTS—1.0%
Shake Shack, Inc., Cl. A*	3,548	311,301
SEMICONDUCTOR MATERIALS & EQUIPMENT—1.8%
ASML Holding NV ADR	833	556,511
SEMICONDUCTORS—16.0%
Astera Labs, Inc.*	4,933	322,174
Broadcom, Inc.	6,353	1,222,762
NVIDIA Corp.	31,088	3,386,105
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	912	152,021

		5,083,062
SYSTEMS SOFTWARE—10.0%
Microsoft Corp.	6,480	2,561,285
Nebius Group NV, Cl. A*	27,558	626,393

		3,187,678
TOTAL COMMON STOCKS (Cost $22,801,294)		30,599,818
PREFERRED STOCKS—3.5%
APPLICATION SOFTWARE—1.6%
SB Technology, Inc., Series E(a),*,@	30,534	525,490
HEALTHCARE EQUIPMENT—1.9%
Impulse Dynamics PLC, Series F-3(a),*,@	10,403,925	593,024
TOTAL PREFERRED STOCKS (Cost $1,069,789)		1,118,514
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER 35 FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—0.4%
MONEY MARKET FUNDS—0.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(b)	118,518	$ 118,518
(Cost $118,518)		118,518

Total Investments (Cost $23,989,601)	100.1%	$31,836,850
Unaffiliated Securities (Cost $23,989,601)		31,836,850
Liabilities in Excess of Other Assets	(0.1)%	(24,543)
NET ASSETS	100.0%	$31,812,307

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of April 30, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 4/30/2025
Impulse Dynamics PLC, Series F-3	2/5/2024	$544,299	$593,024	1.9%
SB Technology, Inc., Series E	10/23/24	525,490	525,490	1.6%
Total		$1,069,789	$1,118,514	3.5%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND
Schedule of Investments April 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—92.1%
AEROSPACE & DEFENSE—8.5%
Axon Enterprise, Inc.*	15,232	$ 9,341,786
HEICO Corp.	41,708	10,458,698

		19,800,484
APPAREL RETAIL—1.3%
Burlington Stores, Inc.*	13,513	3,040,966
APPLICATION SOFTWARE—19.4%
AppLovin Corp., Cl. A*	31,430	8,464,413
Clearwater Analytics Holdings, Inc., Cl. A*	173,072	3,935,657
Constellation Software, Inc.	2,393	8,624,156
Fair Isaac Corp.*	2,477	4,928,437
Guidewire Software, Inc.*	23,102	4,730,597
Palantir Technologies, Inc., Cl. A*	120,094	14,223,934

		44,907,194
ASSET MANAGEMENT & CUSTODY BANKS—1.7%
Blue Owl Capital, Inc., Cl. A	210,385	3,898,434
AUTOMOTIVE RETAIL—1.7%
AutoZone, Inc.*	531	1,997,941
Carvana Co.*	8,320	2,032,992

		4,030,933
BIOTECHNOLOGY—2.4%
Natera, Inc.*	36,178	5,460,346
BUILDING PRODUCTS—1.0%
Builders FirstSource, Inc.*	19,845	2,374,057
CARGO GROUND TRANSPORTATION—0.7%
Old Dominion Freight Line, Inc.	11,171	1,712,291
CONSTRUCTION & ENGINEERING—2.3%
Comfort Systems USA, Inc.	13,591	5,403,102
CONSTRUCTION MATERIALS—2.1%
Martin Marietta Materials, Inc.	9,432	4,942,179
ELECTRIC UTILITIES—0.9%
IDACORP, Inc.	18,350	2,166,952
ELECTRICAL COMPONENTS & EQUIPMENT—2.5%
Vertiv Holdings Co., Cl. A	67,929	5,799,778
ELECTRONIC COMPONENTS—0.9%
Amphenol Corp., Cl. A	25,941	1,996,160
ENVIRONMENTAL & FACILITIES SERVICES—5.0%
GFL Environmental, Inc.	234,284	11,690,772
FINANCIAL EXCHANGES & DATA—5.7%
Cboe Global Markets, Inc.	19,588	4,344,618
Coinbase Global, Inc., Cl. A*	23,691	4,806,667
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—92.1% (CONT.)
FINANCIAL EXCHANGES & DATA—5.7% (CONT.)
MarketAxess Holdings, Inc.	17,912	$ 3,969,120

		13,120,405
HEALTHCARE DISTRIBUTORS—2.8%
McKesson Corp.	8,925	6,361,651
HEALTHCARE EQUIPMENT—2.2%
Dexcom, Inc.*	39,537	2,822,151
IDEXX Laboratories, Inc.*	5,351	2,315,110

		5,137,261
HEALTHCARE SERVICES—2.0%
Quest Diagnostics, Inc.	25,922	4,619,819
HEALTHCARE TECHNOLOGY—1.4%
Veeva Systems, Inc., Cl. A*	13,625	3,184,026
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.7%
Talen Energy Corp.*	29,572	6,360,346
INSURANCE BROKERS—1.7%
Ryan Specialty Holdings, Inc., Cl. A	58,645	3,841,834
INTERACTIVE HOME ENTERTAINMENT—1.1%
Roblox Corp., Cl. A*	38,761	2,598,925
INTERNET SERVICES & INFRASTRUCTURE—2.2%
Cloudflare, Inc., Cl. A*	42,621	5,147,764
INVESTMENT BANKING & BROKERAGE—1.0%
Robinhood Markets, Inc., Cl. A*	46,294	2,273,498
LEISURE FACILITIES—1.2%
Planet Fitness, Inc., Cl. A*	29,050	2,747,840
LIFE SCIENCES TOOLS & SERVICES—3.8%
Repligen Corp.*	56,060	7,735,719
West Pharmaceutical Services, Inc.	5,071	1,071,452

		8,807,171
MOVIES & ENTERTAINMENT—3.9%
Spotify Technology SA*	7,855	4,822,813
TKO Group Holdings, Inc., Cl. A	26,040	4,242,176

		9,064,989
REAL ESTATE SERVICES—1.9%
CoStar Group, Inc.*	58,147	4,312,763
RESEARCH & CONSULTING SERVICES—1.4%
Verisk Analytics, Inc.	10,796	3,200,258
RESTAURANTS—2.3%
Chipotle Mexican Grill, Inc.*	53,365	2,696,000
Wingstop, Inc.	9,978	2,633,094

		5,329,094
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—92.1% (CONT.)
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.5%
Onto Innovation, Inc.*	8,961	$ 1,092,973
SEMICONDUCTORS—1.8%
Marvell Technology, Inc.	21,079	1,230,381
Monolithic Power Systems, Inc.	4,927	2,922,204

		4,152,585
TRADING COMPANIES & DISTRIBUTORS—2.1%
FTAI Aviation Ltd.	31,828	3,409,097
United Rentals, Inc.	2,249	1,420,131

		4,829,228
TOTAL COMMON STOCKS (Cost $177,866,151)		213,406,078
PREFERRED STOCKS—3.6%
APPLICATION SOFTWARE—3.6%
Databricks, Inc., Series J(a),*,@	54,295	5,022,288
SB Technology, Inc., Series E(a),*,@	188,526	3,244,532

		8,266,820
TOTAL PREFERRED STOCKS (Cost $8,266,820)		8,266,820
SHORT-TERM SECURITIES—5.1%
MONEY MARKET FUNDS—5.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(b)	11,899,878	11,899,878
(Cost $11,899,878)		11,899,878

Total Investments (Cost $198,032,849)	100.8%	$233,572,776
Unaffiliated Securities (Cost $198,032,849)		233,572,776
Liabilities in Excess of Other Assets	(0.8)%	(1,812,292)
NET ASSETS	100.0%	$231,760,484

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of April 30, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 4/30/2025
Databricks, Inc., Series J	12/17/24	$5,022,288	$5,022,288	2.2%
SB Technology, Inc., Series E	10/23/24-12/18/24	3,244,532	3,244,532	1.4%
Total		$8,266,820	$8,266,820	3.6%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments April 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—93.3%
AEROSPACE & DEFENSE—4.4%
Axon Enterprise, Inc.*	8,414	$ 5,160,306
HEICO Corp.	19,130	4,797,039

		9,957,345
APPLICATION SOFTWARE—18.9%
AppLovin Corp., Cl. A*	17,978	4,841,655
Clearwater Analytics Holdings, Inc., Cl. A*	163,009	3,706,825
Constellation Software, Inc.	2,617	9,431,432
Fair Isaac Corp.*	1,382	2,749,738
Guidewire Software, Inc.*	23,539	4,820,081
Palantir Technologies, Inc., Cl. A*	87,929	10,414,311
Procore Technologies, Inc.*	18,440	1,181,819
The Descartes Systems Group, Inc.*	53,581	5,642,601

		42,788,462
ASSET MANAGEMENT & CUSTODY BANKS—3.9%
Ares Management Corp., Cl. A	15,512	2,366,045
Blue Owl Capital, Inc., Cl. A	343,451	6,364,147

		8,730,192
AUTOMOTIVE RETAIL—2.8%
Carvana Co.*	12,493	3,052,665
O'Reilly Automotive, Inc.*	2,257	3,194,106

		6,246,771
BIOTECHNOLOGY—2.6%
Natera, Inc.*	36,411	5,495,512
Vaxcyte, Inc.*	10,251	367,396

		5,862,908
BROADLINE RETAIL—0.2%
Global-e Online Ltd.*	16,091	577,828
BUILDING PRODUCTS—1.2%
Builders FirstSource, Inc.*	22,077	2,641,072
CARGO GROUND TRANSPORTATION—0.5%
Old Dominion Freight Line, Inc.	7,361	1,128,294
CONSTRUCTION & ENGINEERING—1.8%
Comfort Systems USA, Inc.	10,099	4,014,857
CONSTRUCTION MATERIALS—1.4%
Martin Marietta Materials, Inc.	5,872	3,076,811
DIVERSIFIED BANKS—1.1%
NU Holdings, Ltd., Cl. A*	210,179	2,612,525
ELECTRICAL COMPONENTS & EQUIPMENT—2.5%
Vertiv Holdings Co., Cl. A	65,685	5,608,185
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—93.3% (CONT.)
ELECTRONIC COMPONENTS—2.2%
Amphenol Corp., Cl. A	64,923	$ 4,995,825
ENVIRONMENTAL & FACILITIES SERVICES—5.5%
GFL Environmental, Inc.	251,305	12,540,120
FINANCIAL EXCHANGES & DATA—0.8%
MSCI, Inc., Cl. A	3,486	1,900,253
HEALTHCARE EQUIPMENT—1.2%
IDEXX Laboratories, Inc.*	6,386	2,762,903
HEALTHCARE TECHNOLOGY—1.2%
Veeva Systems, Inc., Cl. A*	11,655	2,723,657
HOME IMPROVEMENT RETAIL—0.5%
Floor & Decor Holdings, Inc., Cl. A*	15,843	1,131,824
HOMEBUILDING—1.9%
NVR, Inc.*	603	4,296,827
HOMEFURNISHING RETAIL—0.3%
Wayfair, Inc., Cl. A*	19,967	602,205
HOTELS RESORTS & CRUISE LINES—1.8%
Hilton Worldwide Holdings, Inc.	17,624	3,973,860
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.8%
Paylocity Holding Corp.*	9,661	1,855,878
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—3.1%
Talen Energy Corp.*	32,415	6,971,818
INSURANCE BROKERS—1.7%
Ryan Specialty Holdings, Inc., Cl. A	58,445	3,828,732
INTERACTIVE HOME ENTERTAINMENT—1.4%
Roblox Corp., Cl. A*	46,401	3,111,187
INTERACTIVE MEDIA & SERVICES—0.7%
Pinterest, Inc., Cl. A*	60,652	1,535,709
INTERNET SERVICES & INFRASTRUCTURE—2.5%
Cloudflare, Inc., Cl. A*	47,674	5,758,066
INVESTMENT BANKING & BROKERAGE—1.5%
Robinhood Markets, Inc., Cl. A*	69,793	3,427,534
IT CONSULTING & OTHER SERVICES—1.3%
Globant SA*	25,604	3,010,262
LIFE SCIENCES TOOLS & SERVICES—2.3%
Repligen Corp.*	23,896	3,297,409
West Pharmaceutical Services, Inc.	8,749	1,848,576

		5,145,985
MOVIES & ENTERTAINMENT—4.8%
Spotify Technology SA*	8,094	4,969,554
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—93.3% (CONT.)
MOVIES & ENTERTAINMENT—4.8% (CONT.)
TKO Group Holdings, Inc., Cl. A	35,898	$ 5,848,143

		10,817,697
PERSONAL CARE PRODUCTS—0.5%
e.l.f. Beauty, Inc.*	18,954	1,172,684
PROPERTY & CASUALTY INSURANCE—2.0%
Intact Financial Corp.	20,757	4,609,873
REAL ESTATE SERVICES—4.3%
CBRE Group, Inc., Cl. A*	49,404	6,036,181
CoStar Group, Inc.*	49,065	3,639,151

		9,675,332
RESEARCH & CONSULTING SERVICES—2.6%
Verisk Analytics, Inc.	19,626	5,817,735
RESTAURANTS—1.4%
Chipotle Mexican Grill, Inc.*	64,457	3,256,368
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.4%
Onto Innovation, Inc.*	6,828	832,811
SEMICONDUCTORS—2.5%
Astera Labs, Inc.*	18,805	1,228,154
Marvell Technology, Inc.	29,717	1,734,581
Monolithic Power Systems, Inc.	4,512	2,676,067

		5,638,802
TRADING COMPANIES & DISTRIBUTORS—2.8%
FTAI Aviation Ltd.	42,804	4,584,736
United Rentals, Inc.	2,642	1,668,291

		6,253,027
TOTAL COMMON STOCKS (Cost $168,782,790)		210,892,224
PREFERRED STOCKS—0.4%
APPLICATION SOFTWARE—0.4%
SB Technology, Inc., Series E(a),*,@	59,020	1,015,734
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),*,@	219,610	—
TOTAL PREFERRED STOCKS (Cost $2,003,979)		1,015,734
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Tolero CDR(a),*,@	590,059	—
(Cost $315,502)		—
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
SPECIAL PURPOSE VEHICLE—0.5%
DATA PROCESSING & OUTSOURCED SERVICES—0.5%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		$ 784,080
Crosslink Ventures C, LLC, Cl. B(a),(b),*,@		310,365

		1,094,445
TOTAL SPECIAL PURPOSE VEHICLE (Cost $1,675,000)		1,094,445
WARRANTS—0.0%
APPLICATION SOFTWARE—0.0%
Constellation Software, Inc., 3/31/40*	2,045	—
(Cost $—)		—
SHORT-TERM SECURITIES—6.7%
MONEY MARKET FUNDS—6.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(c)	15,103,913	15,103,913
(Cost $15,103,913)		15,103,913

Total Investments (Cost $187,881,184)	100.9%	$228,106,316
Affiliated Securities (Cost $1,675,000)		1,094,445
Unaffiliated Securities (Cost $186,206,184)		227,011,871
Liabilities in Excess of Other Assets	(0.9)%	(1,979,797)
NET ASSETS	100.0%	$226,126,519

CDR	Contingent Deferred Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 13 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of April 30, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 4/30/2025
Crosslink Ventures C, LLC, Cl. A	10/2/20	$1,200,000	$784,080	0.4%
Crosslink Ventures C, LLC, Cl. B	2/16/20	475,000	310,365	0.1%
Prosetta Biosciences, Inc., Series D	2/6/15	988,245	—	0.0%
SB Technology, Inc., Series E	10/23/24	1,015,734	1,015,734	0.4%
Tolero CDR	2/6/17	315,502	—	0.0%
Total		$3,994,481	$2,110,179	0.9%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments April 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.2%
AEROSPACE & DEFENSE—2.1%
Bombardier, Inc., Cl. B*	36,433	$ 2,408,077
Karman Holdings, Inc.*	1,033	36,930
Loar Holdings, Inc.*	14,101	1,333,672

		3,778,679
APPAREL RETAIL—3.0%
Abercrombie & Fitch Co., Cl. A*	10,345	718,150
Aritzia, Inc.*	99,418	3,496,866
Victoria's Secret & Co.*	62,119	1,167,837

		5,382,853
APPLICATION SOFTWARE—18.1%
ACI Worldwide, Inc.*	56,429	3,011,051
Blackbaud, Inc.*	37,550	2,273,277
BlackLine, Inc.*	28,617	1,351,581
Clearwater Analytics Holdings, Inc., Cl. A*	68,325	1,553,711
Guidewire Software, Inc.*	17,934	3,672,345
InterDigital, Inc.	16,625	3,341,625
Manhattan Associates, Inc.*	5,712	1,013,252
nCino, Inc.*	61,433	1,425,246
Q2 Holdings, Inc.*	77,228	6,120,319
SPS Commerce, Inc.*	21,442	3,077,141
Vertex, Inc., Cl. A*	113,717	4,552,092
Workiva, Inc., Cl. A*	7,842	590,267

		31,981,907
ASSET MANAGEMENT & CUSTODY BANKS—0.6%
Hamilton Lane, Inc., Cl. A	6,971	1,076,950
AUTOMOTIVE PARTS & EQUIPMENT—0.5%
Modine Manufacturing Co.*	9,856	804,644
BIOTECHNOLOGY—14.3%
Absci Corp.*	664,714	2,040,672
Akero Therapeutics, Inc.*	73,216	3,339,382
CareDx, Inc.*	123,918	2,091,736
Centessa Pharmaceuticals PLC ADR*	55,271	757,765
Forte Biosciences, Inc.*	157,755	1,151,611
Insmed, Inc.*	34,004	2,448,288
MoonLake Immunotherapeutics*	46,858	1,971,785
Natera, Inc.*	15,382	2,321,605
NewAmsterdam Pharma Co. NV*	11,164	213,567
Nuvalent, Inc., Cl. A*	44,863	3,443,235
Revolution Medicines, Inc.*	62,620	2,528,596
Soleno Therapeutics, Inc.*	14,002	1,048,190
Twist Bioscience Corp.*	52,305	2,004,328

		25,360,760
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.2% (CONT.)
BUILDING PRODUCTS—2.6%
CSW Industrials, Inc.	14,932	$ 4,665,951
CONSTRUCTION & ENGINEERING—1.9%
Construction Partners, Inc., Cl. A*	16,934	1,390,959
Tutor Perini Corp.*	93,854	2,014,107

		3,405,066
CONSUMER FINANCE—0.2%
Upstart Holdings, Inc.*	7,396	353,529
CONSUMER STAPLES MERCHANDISE RETAIL—1.0%
BJ's Wholesale Club Holdings, Inc.*	14,769	1,736,244
EDUCATION SERVICES—2.4%
Duolingo, Inc.*	5,904	2,299,490
KinderCare Learning Cos., Inc.*	36,339	445,516
Universal Technical Institute, Inc.*	56,034	1,572,314

		4,317,320
ELECTRIC UTILITIES—0.5%
IDACORP, Inc.	7,478	883,077
ELECTRICAL COMPONENTS & EQUIPMENT—0.8%
Enovix Corp.*	216,498	1,450,537
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.3%
PAR Technology Corp.*	8,078	471,755
ELECTRONIC MANUFACTURING SERVICES—1.1%
Fabrinet*	9,551	1,958,528
ENVIRONMENTAL & FACILITIES SERVICES—0.5%
Casella Waste Systems, Inc., Cl. A*	7,687	902,838
FINANCIAL EXCHANGES & DATA—0.8%
MarketAxess Holdings, Inc.	6,395	1,417,068
FOOD RETAIL—0.7%
Grocery Outlet Holding Corp.*	68,576	1,151,391
HEALTHCARE EQUIPMENT—2.5%
Beta Bionics, Inc.*	3,913	43,239
Ceribell, Inc.*	14,465	232,742
Glaukos Corp.*	19,171	1,806,867
Impulse Dynamics PLC, Series A(a),*,@	3,646,998	131,292
iRhythm Technologies, Inc.*	14,308	1,529,382
Tandem Diabetes Care, Inc.*	42,896	722,797

		4,466,319
HEALTHCARE SERVICES—3.9%
GeneDx Holdings Corp.*	37,202	2,486,954
Guardant Health, Inc.*	94,881	4,481,229

		6,968,183
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.2% (CONT.)
HEALTHCARE SUPPLIES—0.4%
Neogen Corp.*	124,206	$ 627,240
HEALTHCARE TECHNOLOGY—0.7%
Certara, Inc.*	40,846	566,125
Health Catalyst, Inc.*	164,541	649,937

		1,216,062
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—6.2%
Gates Industrial Corp. PLC*	313,037	5,922,660
RBC Bearings, Inc.*	15,502	5,093,492

		11,016,152
INTERACTIVE MEDIA & SERVICES—0.7%
Reddit, Inc., Cl. A*	10,583	1,233,660
INTERNET SERVICES & INFRASTRUCTURE—1.4%
Wix.com Ltd.*	14,804	2,510,610
INVESTMENT BANKING & BROKERAGE—0.5%
Moelis & Co., Cl. A	16,610	889,964
LEISURE FACILITIES—2.7%
Life Time Group Holdings, Inc.*	34,655	1,062,522
Planet Fitness, Inc., Cl. A*	39,248	3,712,469

		4,774,991
LIFE SCIENCES TOOLS & SERVICES—6.7%
10X Genomics, Inc., Cl. A*	38,365	317,279
Adaptive Biotechnologies Corp.*	212,119	1,561,196
Bio-Techne Corp.	76,460	3,849,761
CryoPort, Inc.*	278,774	1,555,559
MaxCyte, Inc.*	188,744	536,033
Repligen Corp.*	20,855	2,877,781
Tempus AI, Inc.*	21,161	1,093,389

		11,790,998
OIL & GAS EQUIPMENT & SERVICES—0.5%
Weatherford International PLC	22,608	935,971
OIL & GAS EXPLORATION & PRODUCTION—0.4%
Magnolia Oil & Gas Corp., Cl. A	33,135	680,262
PASSENGER AIRLINES—1.2%
Joby Aviation, Inc.*	327,208	2,061,410
PERSONAL CARE PRODUCTS—0.9%
Oddity Tech, Ltd., Cl. A*	25,636	1,575,076
RESTAURANTS—7.2%
Kura Sushi USA, Inc., Cl. A*	14,410	848,461
Portillo's, Inc., Cl. A*	196,292	2,029,659
Shake Shack, Inc., Cl. A*	54,662	4,796,044
The Cheesecake Factory, Inc.	39,679	1,998,631
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.2% (CONT.)
RESTAURANTS—7.2% (CONT.)
Wingstop, Inc.	11,543	$ 3,046,082

		12,718,877
SEMICONDUCTORS—3.8%
Astera Labs, Inc.*	36,765	2,401,122
Rambus, Inc.*	32,527	1,586,992
Universal Display Corp.	21,944	2,756,825

		6,744,939
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.5%
Celsius Holdings, Inc.*	23,944	837,082
SPECIALTY CHEMICALS—0.2%
Balchem Corp.	1,712	268,014
SYSTEMS SOFTWARE—3.2%
CyberArk Software Ltd.*	6,245	2,199,239
Nebius Group NV, Cl. A*	51,923	1,180,210
Rapid7, Inc.*	28,165	665,257
Varonis Systems, Inc.*	38,804	1,662,364

		5,707,070
TRADING COMPANIES & DISTRIBUTORS—1.5%
FTAI Aviation Ltd.	15,834	1,695,979
Xometry, Inc., Cl. A*	34,095	874,196

		2,570,175
TRANSACTION & PAYMENT PROCESSING SERVICES—0.7%
Marqeta, Inc., Cl. A*	281,640	1,177,255
TOTAL COMMON STOCKS (Cost $159,154,632)		171,869,407
PREFERRED STOCKS—0.8%
APPLICATION SOFTWARE—0.6%
SB Technology, Inc., Series E(a),*,@	61,600	1,060,136
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),*,@	50,688	—
HEALTHCARE EQUIPMENT—0.2%
Impulse Dynamics PLC, Series F-3(a),*,@	7,467,897	425,670
TOTAL PREFERRED STOCKS (Cost $1,678,927)		1,485,806
RIGHTS—0.1%
BIOTECHNOLOGY—0.0%
Mirati Therapeutics, Inc. CVR(a),*,@	14,432	16,741
Tolero CDR(a),*,@	174,782	—

		16,741
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
RIGHTS—0.1% (CONT.)
PHARMACEUTICALS—0.1%
Fusion Pharmaceuticals, Inc. CVR(a),*,@	87,642	$ 99,036
TOTAL RIGHTS (Cost $94,483)		115,777
SPECIAL PURPOSE VEHICLE—0.8%
DATA PROCESSING & OUTSOURCED SERVICES—0.8%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		1,176,120
Crosslink Ventures C, LLC, Cl. B(a),(b),*,@		310,365

		1,486,485
TOTAL SPECIAL PURPOSE VEHICLE (Cost $2,275,000)		1,486,485
SHORT-TERM SECURITIES—1.3%
MONEY MARKET FUNDS—1.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(c)	2,257,306	2,257,306
(Cost $2,257,306)		2,257,306

Total Investments (Cost $165,460,348)	100.2%	$177,214,781
Affiliated Securities (Cost $2,275,000)		1,486,485
Unaffiliated Securities (Cost $163,185,348)		175,728,296
Liabilities in Excess of Other Assets	(0.2)%	(378,452)
NET ASSETS	100.0%	$176,836,329

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights
CVR	Contingent Value Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 13 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of April 30, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 4/30/2025
Crosslink Ventures C, LLC, Cl. A	10/2/20	$1,800,000	$1,176,120	0.6%
Crosslink Ventures C, LLC, Cl. B	12/16/20	475,000	310,365	0.2%
Fusion Pharmaceuticals, Inc. CVR	6/5/24	—	99,036	0.1%
Impulse Dynamics PLC, Series A	2/11/22	3,646,998	131,292	0.1%
Impulse Dynamics PLC, Series F-3	2/5/24	390,695	425,670	0.2%
Mirati Therapeutics, Inc. CVR	1/24/24	—	16,741	0.0%
Prosetta Biosciences, Inc., Series D	2/16/15	228,096	—	0.0%
SB Technology, Inc., Series E	10/23/24	1,060,136	1,060,136	0.6%
Tolero CDR	2/6/17	94,483	—	0.0%
Total		$7,695,408	$3,219,360	1.8%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments April 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—89.9%
AEROSPACE & DEFENSE—2.3%
Loar Holdings, Inc.*	204,723	$ 19,362,701
APPLICATION SOFTWARE—18.1%
Agilysys, Inc.*	184,435	13,712,742
Clearwater Analytics Holdings, Inc., Cl. A*	809,162	18,400,344
Guidewire Software, Inc.*	175,391	35,914,815
Intapp, Inc.*	253,701	13,765,816
nCino, Inc.*	375,742	8,717,214
PROS Holdings, Inc.*	491,714	8,398,475
Q2 Holdings, Inc.*	303,482	24,050,949
Vertex, Inc., Cl. A*	657,717	26,328,412
Workiva, Inc., Cl. A*	75,263	5,665,046

		154,953,813
ASSET MANAGEMENT & CUSTODY BANKS—2.0%
Galaxy Digital Holdings, Ltd.*	618,860	9,839,991
Hamilton Lane, Inc., Cl. A	49,865	7,703,644

		17,543,635
AUTOMOTIVE PARTS & EQUIPMENT—1.1%
Modine Manufacturing Co.*	120,519	9,839,171
BIOTECHNOLOGY—13.5%
Absci Corp.*	2,758,944	8,469,958
Akero Therapeutics, Inc.*	228,852	10,437,940
CareDx, Inc.*	1,040,836	17,569,311
Insmed, Inc.*	212,418	15,294,096
MoonLake Immunotherapeutics*	380,721	16,020,740
Natera, Inc.*	260,556	39,325,717
Twist Bioscience Corp.*	220,885	8,464,313

		115,582,075
BUILDING PRODUCTS—1.0%
CSW Industrials, Inc.	26,736	8,354,465
CONSTRUCTION & ENGINEERING—3.8%
Construction Partners, Inc., Cl. A*	178,104	14,629,463
Tutor Perini Corp.*	857,161	18,394,675

		33,024,138
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—2.3%
Federal Signal Corp.	245,556	19,995,625
CONSUMER FINANCE—1.0%
Upstart Holdings, Inc.*	172,760	8,257,928
ELECTRIC UTILITIES—1.0%
IDACORP, Inc.	72,736	8,589,394
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.7%
PAR Technology Corp.*	97,133	5,672,567
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—89.9% (CONT.)
ENVIRONMENTAL & FACILITIES SERVICES—1.0%
Casella Waste Systems, Inc., Cl. A*	74,775	$ 8,782,324
FINANCIAL EXCHANGES & DATA—1.1%
MarketAxess Holdings, Inc.	42,532	9,424,666
HEALTHCARE EQUIPMENT—2.8%
Glaukos Corp.*	135,752	12,794,626
iRhythm Technologies, Inc.*	102,680	10,975,465

		23,770,091
HEALTHCARE SERVICES—4.3%
GeneDx Holdings Corp.*	397,210	26,553,489
Guardant Health, Inc.*	227,618	10,750,398

		37,303,887
HEALTHCARE SUPPLIES—1.3%
Merit Medical Systems, Inc.*	115,893	10,946,094
HEALTHCARE TECHNOLOGY—0.5%
Certara, Inc.*	330,661	4,582,961
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.0%
Talen Energy Corp.*	79,213	17,037,132
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—10.2%
Gates Industrial Corp. PLC*	878,172	16,615,014
RBC Bearings, Inc.*	161,610	53,100,198
SPX Technologies, Inc.*	129,589	17,384,364

		87,099,576
LIFE SCIENCES TOOLS & SERVICES—13.3%
Adaptive Biotechnologies Corp.*	1,259,587	9,270,561
BioLife Solutions, Inc.*	1,414,900	34,113,239
Bio-Techne Corp.	314,454	15,832,759
CryoPort, Inc.*	1,835,412	10,241,599
Repligen Corp.*	181,683	25,070,437
Stevanato Group SpA	951,820	19,854,965

		114,383,560
RESTAURANTS—2.6%
Kura Sushi USA, Inc., Cl. A*	200,356	11,796,961
Portillo's, Inc., Cl. A*	974,887	10,080,332

		21,877,293
TRADING COMPANIES & DISTRIBUTORS—4.0%
FTAI Aviation Ltd.	202,683	21,709,376
Xometry, Inc., Cl. A*	507,878	13,021,992

		34,731,368
TOTAL COMMON STOCKS (Cost $640,854,752)		771,114,464
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—3.5%
HEALTHCARE EQUIPMENT—3.5%
Impulse Dynamics PLC, Series F-3(a),(b),*,@	534,288,037	$ 30,454,418
(Cost $27,952,123)		30,454,418
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Tolero CDR(b),*,@	11,905	—
(Cost $6,435)		—
SHORT-TERM SECURITIES—7.1%
MONEY MARKET FUNDS—7.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(c)	60,441,944	60,441,944
(Cost $60,441,944)		60,441,944

Total Investments (Cost $729,255,254)	100.5%	$862,010,826
Affiliated Securities (Cost $27,952,123)		30,454,418
Unaffiliated Securities (Cost $701,303,131)		831,556,408
Liabilities in Excess of Other Assets	(0.5)%	(4,200,528)
NET ASSETS	100.0%	$857,810,298

CDR	Contingent Deferred Rights

(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 13 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(c)	Rate shown reflects 7-day effective yield as of April 30, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 4/30/2025
Impulse Dynamics PLC, Series F-3	11/28/23-2/5/24	$27,952,123	$30,454,418	3.5%
Tolero CDR	2/16/17	6,435	—	0.0%
Total		$27,958,558	$30,454,418	3.5%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND
Schedule of Investments April 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.0%
AEROSPACE & DEFENSE—9.0%
AAR Corp.*	152,895	$ 8,173,767
Cadre Holdings, Inc.	156,897	4,573,548
Kratos Defense & Security Solutions, Inc.*	260,468	8,799,911
Loar Holdings, Inc.*	99,312	9,392,929

		30,940,155
APPLICATION SOFTWARE—9.5%
Agilysys, Inc.*	47,669	3,544,190
nCino, Inc.*	148,604	3,447,613
PROS Holdings, Inc.*	186,799	3,190,527
Sprout Social, Inc., Cl. A*	17,793	372,052
SPS Commerce, Inc.*	125,012	17,940,472
Vertex, Inc., Cl. A*	102,081	4,086,302

		32,581,156
ASSET MANAGEMENT & CUSTODY BANKS—7.9%
Hamilton Lane, Inc., Cl. A	86,676	13,390,575
StepStone Group, Inc., Cl. A	273,456	13,675,535

		27,066,110
BIOTECHNOLOGY—10.5%
ACADIA Pharmaceuticals, Inc.*	756,904	11,050,798
Natera, Inc.*	129,226	19,504,080
Ultragenyx Pharmaceutical, Inc.*	135,765	5,292,120

		35,846,998
BROADLINE RETAIL—3.6%
Ollie's Bargain Outlet Holdings, Inc.*	116,295	12,340,062
CARGO GROUND TRANSPORTATION—2.1%
RXO, Inc.*	503,672	7,096,738
CONSTRUCTION & ENGINEERING—2.2%
Sterling Infrastructure, Inc.*	50,732	7,580,883
CONSUMER FINANCE—3.1%
Upstart Holdings, Inc.*	223,208	10,669,342
DIVERSIFIED SUPPORT SERVICES—3.3%
VSE Corp.	99,444	11,388,327
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.7%
Novanta, Inc.*	13,758	1,635,276
PAR Technology Corp.*	14,119	824,549

		2,459,825
ENVIRONMENTAL & FACILITIES SERVICES—6.8%
Casella Waste Systems, Inc., Cl. A*	166,000	19,496,700
Montrose Environmental Group, Inc.*	262,196	3,835,928

		23,332,628
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.0% (CONT.)
HEALTHCARE EQUIPMENT—4.5%
Artivion, Inc.*	117,261	$ 2,777,913
Glaukos Corp.*	384	36,192
Impulse Dynamics PLC, Series A(a),*,@	2,986,209	107,503
Inmode, Ltd.*	146,228	2,061,815
Inspire Medical Systems, Inc.*	18,005	2,851,632
iRhythm Technologies, Inc.*	61,574	6,581,645
Tandem Diabetes Care, Inc.*	56,356	949,599

		15,366,299
HEALTHCARE FACILITIES—0.8%
US Physical Therapy, Inc.	40,364	2,870,284
HEALTHCARE SERVICES—1.8%
NeoGenomics, Inc.*	417,678	2,671,051
RadNet, Inc.*	67,171	3,518,417

		6,189,468
HEALTHCARE SUPPLIES—1.0%
Neogen Corp.*	657,904	3,322,415
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.9%
First Advantage Corp.*	454,380	6,406,758
INVESTMENT BANKING & BROKERAGE—0.1%
Piper Sandler Cos.	733	176,741
LEISURE FACILITIES—3.2%
Planet Fitness, Inc., Cl. A*	114,725	10,851,838
MANAGED HEALTHCARE—3.3%
Progyny, Inc.*	497,749	11,368,587
OIL & GAS EQUIPMENT & SERVICES—0.5%
Core Laboratories, Inc.	166,015	1,887,591
PROPERTY & CASUALTY INSURANCE—2.2%
Palomar Holdings, Inc.*	51,165	7,419,948
REAL ESTATE SERVICES—6.0%
FirstService Corp.	118,038	20,719,210
RESTAURANTS—2.6%
Wingstop, Inc.	33,339	8,797,829
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.0%
Camtek Ltd.*	2,666	174,196
SEMICONDUCTORS—3.3%
Impinj, Inc.*	60,383	5,563,086
Semtech Corp.*	89,760	2,805,000
SiTime Corp.*	19,353	2,842,181

		11,210,267
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.0% (CONT.)
TRADING COMPANIES & DISTRIBUTORS—6.1%
SiteOne Landscape Supply, Inc.*	113,545	$ 13,036,101
Transcat, Inc.*	73,462	5,827,741
Xometry, Inc., Cl. A*	76,531	1,962,255

		20,826,097
TOTAL COMMON STOCKS (Cost $274,883,209)		328,889,752
PREFERRED STOCKS—0.0%
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),*,@	231,474	—
(Cost $1,041,633)		—
SHORT-TERM SECURITIES—3.3%
MONEY MARKET FUNDS—3.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(b)	11,261,280	11,261,280
(Cost $11,261,280)		11,261,280

Total Investments (Cost $287,186,122)	99.3%	$340,151,032
Unaffiliated Securities (Cost $287,186,122)		340,151,032
Other Assets in Excess of Liabilities	0.7%	2,236,712
NET ASSETS	100.0%	$342,387,744

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of April 30, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 4/30/2025
Impulse Dynamics PLC, Series A	2/11/22	$2,986,210	$107,503	0.0%
Prosetta Biosciences, Inc., Series D	2/6/15	1,041,633	—	0.0%
Total		$4,027,843	$107,503	0.0%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments April 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—95.3%
BELGIUM—1.9%
PHARMACEUTICALS—1.9%
UCB SA	15,577	$ 2,855,874
(Cost $2,593,271)
BRAZIL—3.8%
BROADLINE RETAIL—2.8%
MercadoLibre, Inc.*	1,830	4,265,456
DIVERSIFIED BANKS—1.0%
NU Holdings, Ltd., Cl. A*	121,487	1,510,083

TOTAL BRAZIL (Cost $2,659,782)		5,775,539
CANADA—7.4%
APPLICATION SOFTWARE—2.6%
Constellation Software, Inc.	1,093	3,939,073
DIVERSIFIED SUPPORT SERVICES—2.6%
Element Fleet Management Corp.	181,167	3,967,381
INTERNET SERVICES & INFRASTRUCTURE—2.2%
Shopify, Inc., Cl. A*	35,298	3,357,228

TOTAL CANADA (Cost $9,014,506)		11,263,682
CHINA—5.1%
HOTELS RESORTS & CRUISE LINES—2.7%
Trip.com Group Ltd. ADR	70,561	4,162,393
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.4%
Xiaomi Corp., Cl. B*	576,311	3,689,661

TOTAL CHINA (Cost $6,292,644)		7,852,054
FRANCE—9.5%
BUILDING PRODUCTS—1.4%
Cie de Saint-Gobain SA	20,190	2,195,017
ELECTRICAL COMPONENTS & EQUIPMENT—1.8%
Schneider Electric SE	12,002	2,804,217
HEALTHCARE SUPPLIES—2.0%
EssilorLuxottica SA	10,572	3,046,352
PACKAGED FOODS & MEATS—2.5%
Danone SA	43,454	3,739,061
RESEARCH & CONSULTING SERVICES—1.8%
Bureau Veritas SA	87,260	2,769,899

TOTAL FRANCE (Cost $13,017,702)		14,554,546
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—95.3% (CONT.)
GERMANY—9.4%
AEROSPACE & DEFENSE—2.9%
MTU Aero Engines AG	12,669	$ 4,384,811
CONSTRUCTION MATERIALS—3.1%
Heidelberg Materials AG	23,828	4,763,536
MOVIES & ENTERTAINMENT—3.4%
CTS Eventim AG & Co. KGaA	44,470	5,269,116

TOTAL GERMANY (Cost $10,077,360)		14,417,463
INDIA—5.5%
DIVERSIFIED BANKS—3.5%
ICICI Bank, Ltd. ADR	157,139	5,273,585
REAL ESTATE DEVELOPMENT—2.0%
Godrej Properties, Ltd.*	120,104	3,068,293

TOTAL INDIA (Cost $6,970,874)		8,341,878
INDONESIA—2.0%
DIVERSIFIED BANKS—2.0%
PT Bank Central Asia Tbk	5,608,202	2,981,828
(Cost $3,482,742)
ITALY—1.5%
DIVERSIFIED BANKS—1.5%
FinecoBank SpA	110,990	2,221,012
(Cost $2,244,663)
JAPAN—15.6%
BROADLINE RETAIL—2.8%
Pan Pacific International Holdings Corp.	137,545	4,234,659
DIVERSIFIED BANKS—1.3%
Mizuho Financial Group, Inc.	80,400	2,010,212
INDUSTRIAL CONGLOMERATES—2.4%
Hitachi, Ltd.	147,006	3,633,329
INDUSTRIAL GASES—2.2%
Nippon Sanso Holdings Corp.	107,321	3,434,620
INTERACTIVE HOME ENTERTAINMENT—3.5%
Nintendo Co., Ltd.	64,373	5,344,247
PACKAGED FOODS & MEATS—2.3%
Toyo Suisan Kaisha, Ltd.	55,318	3,576,076
TRANSACTION & PAYMENT PROCESSING SERVICES—1.1%
GMO Payment Gateway, Inc.	26,243	1,643,687

TOTAL JAPAN (Cost $18,528,255)		23,876,830
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—95.3% (CONT.)
MEXICO—2.5%
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—2.5%
Arca Continental SAB de CV	365,450	$ 3,848,774
(Cost $4,098,477)
NORWAY—1.6%
AEROSPACE & DEFENSE—1.6%
Kongsberg Gruppen ASA	15,412	2,483,009
(Cost $2,270,277)
SAUDI ARABIA—1.9%
IT CONSULTING & OTHER SERVICES—1.9%
Elm Co.	10,297	2,849,402
(Cost $1,213,018)
SOUTH KOREA—1.7%
SEMICONDUCTORS—1.7%
SK Hynix, Inc.	20,850	2,601,519
(Cost $2,778,543)
SPAIN—2.9%
DIVERSIFIED BANKS—2.9%
CaixaBank SA	583,185	4,469,649
(Cost $3,402,124)
SWITZERLAND—3.2%
LIFE SCIENCES TOOLS & SERVICES—3.2%
Lonza Group AG	6,873	4,938,314
(Cost $4,245,783)
TAIWAN—4.0%
SEMICONDUCTORS—4.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	36,953	6,159,696
(Cost $4,129,534)
UNITED KINGDOM—15.8%
ASSET MANAGEMENT & CUSTODY BANKS—2.2%
3i Group PLC	59,152	3,353,388
CASINOS & GAMING—1.0%
Flutter Entertainment PLC*	6,459	1,556,554
INTEGRATED OIL & GAS—2.5%
Shell PLC	116,103	3,746,846
PHARMACEUTICALS—2.8%
AstraZeneca PLC	30,136	4,317,486
RESEARCH & CONSULTING SERVICES—2.8%
RELX PLC	77,685	4,239,671
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—2.8%
Coca-Cola HBC AG*	82,673	4,305,089
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—95.3% (CONT.)
UNITED KINGDOM—15.8% (CONT.)
TRANSACTION & PAYMENT PROCESSING SERVICES—1.7%
Wise PLC, Cl. A*	202,942	$ 2,661,867

TOTAL UNITED KINGDOM (Cost $19,847,879)		24,180,901
TOTAL COMMON STOCKS (Cost $116,867,434)		145,671,970

MONEY MARKET FUNDS—5.3%
UNITED STATES—5.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(a)	8,195,673	8,195,673
(Cost $8,195,673)

Total Investments (Cost $125,063,107)	100.6%	$153,867,643
Unaffiliated Securities (Cost $125,063,107)		153,867,643
Liabilities in Excess of Other Assets	(0.6)%	(955,793)
NET ASSETS	100.0%	$152,911,850

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of April 30, 2025.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments April 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—84.8%
BIOTECHNOLOGY—14.3%
AbbVie, Inc.	11,840	$ 2,309,984
Alkermes PLC*	22,648	651,583
Argenx SE ADR*	2,879	1,857,358
BioNTech SE ADR*	10,669	1,111,176
Forte Biosciences, Inc.*	134,574	982,390
Insmed, Inc.*	8,730	628,560
MoonLake Immunotherapeutics*	5,143	216,418
Natera, Inc.*	7,890	1,190,838
Vertex Pharmaceuticals, Inc.*	1,688	860,036

		9,808,343
HEALTHCARE DISTRIBUTORS—15.3%
Cardinal Health, Inc.	29,499	4,167,914
Cencora, Inc.	7,386	2,161,660
McKesson Corp.	5,873	4,186,216

		10,515,790
HEALTHCARE EQUIPMENT—21.7%
Abbott Laboratories	28,181	3,684,666
Boston Scientific Corp.*	37,613	3,869,249
Glaukos Corp.*	8,851	834,207
Impulse Dynamics PLC, Series A(a),*,@	5,000,001	180,000
Intuitive Surgical, Inc.*	6,272	3,235,097
Masimo Corp.*	4,601	740,577
Penumbra, Inc.*	3,138	918,932
Stryker Corp.	3,727	1,393,600

		14,856,328
HEALTHCARE FACILITIES—4.1%
Encompass Health Corp.	24,003	2,808,111
HEALTHCARE SERVICES—12.2%
CorVel Corp.*	12,334	1,341,446
CVS Health Corp.	31,321	2,089,424
GeneDx Holdings Corp.*	9,466	632,802
Guardant Health, Inc.*	18,310	864,781
Quest Diagnostics, Inc.	19,378	3,453,547

		8,382,000
HEALTHCARE TECHNOLOGY—1.5%
Waystar Holding Corp.*	28,100	1,044,477
LIFE & HEALTH INSURANCE—0.5%
Oscar Health, Inc., Cl. A*	28,797	374,649
LIFE SCIENCES TOOLS & SERVICES—1.5%
Lonza Group AG	1,382	992,980
MANAGED HEALTHCARE—3.9%
HealthEquity, Inc.*	7,924	679,245
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—84.8% (CONT.)
MANAGED HEALTHCARE—3.9% (CONT.)
UnitedHealth Group, Inc.	4,875	$ 2,005,770

		2,685,015
PHARMACEUTICALS—9.8%
AstraZeneca PLC ADR	19,444	1,395,885
Eli Lilly & Co.	2,827	2,541,332
Sandoz Group Ltd.	58,379	2,532,170
Verona Pharma PLC ADR*	2,984	215,057

		6,684,444
TOTAL COMMON STOCKS (Cost $57,983,450)		58,152,137
PREFERRED STOCKS—4.1%
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),*,@	897,366	—
HEALTHCARE EQUIPMENT—4.1%
Impulse Dynamics PLC, Series F-3(a),*,@	48,744,272	2,778,424
TOTAL PREFERRED STOCKS (Cost $6,588,282)		2,778,424
REAL ESTATE INVESTMENT TRUST—7.1%
HEALTH CARE—7.1%
Ventas, Inc.	29,686	2,080,395
Welltower, Inc.	18,326	2,796,364
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $4,542,490)		4,876,759
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Tolero CDR(a),*,@	1,956,996	—
(Cost $1,044,373)		—
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—4.3%
MONEY MARKET FUNDS—4.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(b)	2,921,459	$ 2,921,459
(Cost $2,921,459)		2,921,459

Total Investments (Cost $73,080,054)	100.3%	$68,728,779
Unaffiliated Securities (Cost $73,080,054)		68,728,779
Liabilities in Excess of Other Assets	(0.3)%	(176,769)
NET ASSETS	100.0%	$68,552,010

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of April 30, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 4/30/2025
Impulse Dynamics PLC, Series A	2/11/22-6/2/23	$5,000,002	$180,000	0.3%
Impulse Dynamics PLC, Series F-3	11/28/23-2/5/24	2,550,135	2,778,424	4.1%
Prosetta Biosciences, Inc., Series D	2/6/15	4,038,147	—	0.0%
Tolero CDR	2/6/17	1,044,373	—	0.0%
Total		$12,632,657	$2,958,424	4.4%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER AI ENABLERS & ADOPTERS FUND
Schedule of Investments April 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—93.7%
APPLICATION SOFTWARE—5.5%
AppLovin Corp., Cl. A*	811	$ 218,411
Autodesk, Inc.*	48	13,164
Cadence Design Systems, Inc.*	164	48,829
Core Scientific, Inc.*	2,013	16,305
HubSpot, Inc.*	9	5,504
Palantir Technologies, Inc., Cl. A*	32	3,790

		306,003
AUTOMOBILE MANUFACTURERS—2.6%
Tesla, Inc.*	499	140,798
BIOTECHNOLOGY—1.1%
Natera, Inc.*	401	60,523
BROADLINE RETAIL—10.5%
Amazon.com, Inc.*	2,691	496,274
Global-e Online Ltd.*	352	12,640
MercadoLibre, Inc.*	31	72,257

		581,171
CASINOS & GAMING—0.3%
DraftKings, Inc., Cl. A*	516	17,178
CONSUMER STAPLES MERCHANDISE RETAIL—0.2%
Walmart, Inc.	114	11,086
DIVERSIFIED BANKS—0.7%
JPMorgan Chase & Co.	155	37,916
ELECTRIC UTILITIES—2.2%
NRG Energy, Inc.	1,086	119,004
ELECTRICAL COMPONENTS & EQUIPMENT—2.6%
Eaton Corp. PLC	61	17,957
Schneider Electric SE	42	9,813
Vertiv Holdings Co., Cl. A	1,376	117,483

		145,253
ELECTRONIC COMPONENTS—0.3%
Coherent Corp.*	277	17,817
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.6%
Itron, Inc.*	299	33,276
ENVIRONMENTAL & FACILITIES SERVICES—3.3%
GFL Environmental, Inc.	3,649	182,085
FINANCIAL EXCHANGES & DATA—0.4%
S&P Global, Inc.	49	24,502
HEALTHCARE EQUIPMENT—1.9%
Intuitive Surgical, Inc.*	203	104,707
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER AI ENABLERS & ADOPTERS FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—93.7% (CONT.)
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—5.2%
Talen Energy Corp.*	648	$ 139,372
Vistra Corp.	1,160	150,371

		289,743
INTERACTIVE HOME ENTERTAINMENT—3.6%
Roblox Corp., Cl. A*	300	20,115
Sea Ltd. ADR*	1,336	179,091

		199,206
INTERACTIVE MEDIA & SERVICES—9.3%
Alphabet, Inc., Cl. C	570	91,707
Meta Platforms, Inc., Cl. A	714	391,986
Pinterest, Inc., Cl. A*	1,103	27,928

		511,621
INTERNET SERVICES & INFRASTRUCTURE—1.3%
Cloudflare, Inc., Cl. A*	231	27,900
Snowflake, Inc., Cl. A*	264	42,105

		70,005
INVESTMENT BANKING & BROKERAGE—3.6%
Robinhood Markets, Inc., Cl. A*	4,101	201,400
MANAGED HEALTHCARE—0.4%
UnitedHealth Group, Inc.	48	19,749
MOVIES & ENTERTAINMENT—4.4%
Netflix, Inc.*	164	185,602
Spotify Technology SA*	95	58,328

		243,930
PASSENGER AIRLINES—0.9%
Delta Air Lines, Inc.	494	20,565
United Airlines Holdings, Inc.*	458	31,520

		52,085
REAL ESTATE SERVICES—0.3%
Zillow Group, Inc., Cl. C*	255	17,169
RESTAURANTS—0.1%
DoorDash, Inc., Cl. A*	15	2,893
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.6%
ASML Holding NV ADR	46	30,732
SEMICONDUCTORS—20.4%
Astera Labs, Inc.*	651	42,517
Broadcom, Inc.	966	185,926
indie Semiconductor, Inc., Cl. A*	15,058	29,965
Micron Technology, Inc.	38	2,924
NVIDIA Corp.	5,927	645,569
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER AI ENABLERS & ADOPTERS FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—93.7% (CONT.)
SEMICONDUCTORS—20.4% (CONT.)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,308	$ 218,031

		1,124,932
SYSTEMS SOFTWARE—10.0%
Microsoft Corp.	1,254	495,656
Nebius Group NV, Cl. A*	1,807	41,073
ServiceNow, Inc.*	17	16,235

		552,964
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.4%
Apple, Inc.	358	76,075
TOTAL COMMON STOCKS (Cost $4,614,085)		5,173,823
PREFERRED STOCKS—7.2%
APPLICATION SOFTWARE—7.2%
Databricks, Inc., Series J(a),*,@	1,529	141,432
SB Technology, Inc., Series E(a),*,@	14,775	254,278

		395,710
TOTAL PREFERRED STOCKS (Cost $395,710)		395,710
SHORT-TERM SECURITIES—1.7%
MONEY MARKET FUNDS—1.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(b)	95,339	95,339
(Cost $95,339)		95,339

Total Investments (Cost $5,105,134)	102.6%	$5,664,872
Unaffiliated Securities (Cost $5,105,134)		5,664,872
Liabilities in Excess of Other Assets	(2.6)%	(141,588)
NET ASSETS	100.0%	$5,523,284

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of April 30, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER AI ENABLERS & ADOPTERS FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 4/30/2025
Databricks, Inc., Series J	12/17/24	$141,432	$141,432	2.6%
SB Technology, Inc., Series E	10/23/24-12/18/24	254,278	254,278	4.6%
Total		$395,710	$395,710	7.2%
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities April 30, 2025  (Unaudited)

	Alger Capital Appreciation Fund	Alger Concentrated Equity Fund
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$1,794,023,126	$5,059,156
Investments in affiliated securities, at value (Identified cost below)** see accompanying schedules of investments	1,813,185	—
Receivable for investment securities sold	11,621,733	—
Receivable for shares of beneficial interest sold	1,351,366	—
Dividends and interest receivable	196,743	1,227
Receivable from Investment Manager	52,991	10,645
Prepaid expenses	78,678	160
Total Assets	1,809,137,822	5,071,188
LIABILITIES:
Payable for investment securities purchased	7,831,366	47,648
Payable for shares of beneficial interest redeemed	654,508	—
Payable for interfund loans	1,570,227	—
Bank overdraft	2,804,435	—
Accrued investment advisory fees	1,128,288	1,735
Accrued distribution fees — Note 3	210,395	137
Accrued shareholder administrative fees	18,636	40
Accrued administrative fees	38,306	106
Accrued transfer agent fees	318,567	25
Accrued printing fees	108,806	148
Accrued fund accounting fees	104,671	7,456
Accrued custodian fees	22,723	4,401
Accrued professional fees	21,321	18,635
Accrued trustee fees	8,272	12
Accrued other expenses	59,100	22,382
Total Liabilities	14,899,621	102,725
NET ASSETS	$1,794,238,201	$4,968,463
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	603,349,767	4,258,688
Distributable earnings	1,190,888,434	709,775
NET ASSETS	$1,794,238,201	$4,968,463
* Identified cost	$735,989,995 (a)	$4,333,186 (b)
** Identified cost	$2,775,000 (a)	$—

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities April 30, 2025  (Unaudited) (Continued)

	Alger Capital Appreciation Fund	Alger Concentrated Equity Fund
NET ASSETS BY CLASS:
Class A	$878,674,346	$123,597
Class C	$49,840,527	$116,108
Class I	$—	$117,046
Class Y	$—	$117,361
Class Z	$865,723,328	$4,494,351
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 8:
Class A	29,078,287	10,560
Class C	3,335,314	10,000
Class I	—	10,000
Class Y	—	10,000
Class Z	26,119,770	382,884
NET ASSET VALUE PER SHARE:
Class A	$30.22	$11.70
Class A - Offering Price Per Share (includes a 5.25% sales charge)	$31.89	$12.35
Class C	$14.94	$11.61
Class I	$—	$11.70
Class Y	$—	$11.74
Class Z	$33.14	$11.74

(a)
At April 30, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$752,222,915, amounted to $1,043,613,396, which consisted of aggregate gross unrealized appreciation of
$1,072,399,028, and aggregate gross unrealized depreciation of $28,785,632.

(b)
At April 30, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$4,347,150, amounted to $712,006, which consisted of aggregate gross unrealized appreciation of $756,683, and aggregate gross unrealized depreciation of $44,677.

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities April 30, 2025  (Unaudited) (Continued)

	Alger Growth & Income Fund	Alger 35 Fund
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments # (Including securities loaned at value $2,679,898)	$661,980,008	$31,836,850
Receivable for shares of beneficial interest sold	652,848	—
Dividends and interest receivable	719,392	6,187
Receivable from Investment Manager	—	3,619
Prepaid expenses	23,486	14,428
Total Assets	663,375,734	31,861,084
LIABILITIES:
Payable for shares of beneficial interest redeemed	530,750	—
Collateral on securities loaned, at value — Note 5	2,799,349	—
Accrued investment advisory fees	263,498	11,105
Accrued distribution fees — Note 3	60,312	—
Accrued shareholder administrative fees	6,357	247
Accrued administrative fees	14,492	679
Accrued transfer agent fees	55,917	181
Accrued printing fees	36,918	1,592
Accrued fund accounting fees	30,915	15,698
Accrued custodian fees	7,071	1,357
Accrued professional fees	14,112	16,650
Accrued trustee fees	3,240	65
Accrued other expenses	7,745	1,203
Total Liabilities	3,830,676	48,777
NET ASSETS	$659,545,058	$31,812,307
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	458,110,565	31,107,292
Distributable earnings	201,434,493	705,015
NET ASSETS	$659,545,058	$31,812,307
* Identified cost	$461,009,995 (c)	$23,989,601 (d)
# Includes collateral received on securities loaned	$2,799,349	$—

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities April 30, 2025  (Unaudited) (Continued)

	Alger Growth & Income Fund	Alger 35 Fund
NET ASSETS BY CLASS:
Class A	$179,404,874	$—
Class C	$30,960,851	$—
Class Z	$449,179,333	$31,812,307
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 8:
Class A	2,440,885	—
Class C	428,811	—
Class Z	6,102,094	2,016,949
NET ASSET VALUE PER SHARE:
Class A	$73.50	$—
Class A - Offering Price Per Share (includes a 5.25% sales charge)	$77.57	$—
Class C	$72.20	$—
Class Z	$73.61	$15.77

(c)
At April 30, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$458,262,258, amounted to $200,918,401, which consisted of aggregate gross unrealized appreciation of
$206,410,205, and aggregate gross unrealized depreciation of $5,491,804.

(d)
At April 30, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$24,152,734, amounted to $7,684,116, which consisted of aggregate gross unrealized appreciation of $8,306,105, and aggregate gross unrealized depreciation of $621,989.

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities April 30, 2025  (Unaudited) (Continued)

	Alger Mid Cap Focus Fund	Alger Mid Cap Growth Fund
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$233,572,776	$227,011,871
Investments in affiliated securities, at value (Identified cost below)** see accompanying schedules of investments	—	1,094,445
Receivable for investment securities sold	920,112	—
Receivable for shares of beneficial interest sold	81,473	23,074
Dividends and interest receivable	45,759	60,671
Receivable from Investment Manager	155	—
Prepaid expenses	9,110	6,301
Total Assets	234,629,385	228,196,362
LIABILITIES:
Payable for investment securities purchased	2,487,226	1,656,365
Payable for shares of beneficial interest redeemed	150,879	141,709
Bank overdraft	—	203
Accrued investment advisory fees	125,958	133,215
Accrued distribution fees — Note 3	5,516	35,306
Accrued shareholder administrative fees	1,853	2,603
Accrued administrative fees	4,948	4,820
Accrued transfer agent fees	9,030	33,586
Accrued printing fees	17,539	16,928
Accrued fund accounting fees	22,992	20,412
Accrued custodian fees	3,319	2,143
Accrued professional fees	15,103	16,489
Accrued trustee fees	702	1,349
Accrued other expenses	23,836	4,715
Total Liabilities	2,868,901	2,069,843
NET ASSETS	$231,760,484	$226,126,519
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	320,595,524	225,560,286
Distributable earnings (Distributions in excess of earnings)	(88,835,040)	566,233
NET ASSETS	$231,760,484	$226,126,519
* Identified cost	$198,032,849 (e)	$186,206,184 (f)
** Identified cost	$—	$1,675,000 (f)

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities April 30, 2025  (Unaudited) (Continued)

	Alger Mid Cap Focus Fund	Alger Mid Cap Growth Fund
NET ASSETS BY CLASS:
Class A	$7,032,518	$154,177,973
Class B	$—	$11,269,051
Class C	$3,333,306	$3,042,841
Class I	$8,007,279	$—
Class Y	$635,264	$—
Class Z	$212,752,117	$57,636,654
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 8:
Class A	449,948	10,755,128
Class B	—	1,257,350
Class C	219,758	369,614
Class I	511,616	—
Class Y	39,804	—
Class Z	13,368,228	3,868,051
NET ASSET VALUE PER SHARE:
Class A	$15.63	$14.34
Class A - Offering Price Per Share (includes a 5.25% sales charge)	$16.50	$15.13
Class B	$—	$8.96
Class C	$15.17	$8.23
Class I	$15.65	$—
Class Y	$15.96	$—
Class Z	$15.91	$14.90

(e)
At April 30, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$198,523,723, amounted to $35,049,052, which consisted of aggregate gross unrealized appreciation of $42,525,765, and aggregate gross unrealized depreciation of $7,476,713.

(f)
At April 30, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$190,217,225, amounted to $37,889,091, which consisted of aggregate gross unrealized appreciation of $52,458,007, and aggregate gross unrealized depreciation of $14,568,916.

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities April 30, 2025  (Unaudited) (Continued)

	Alger Small Cap Growth Fund	Alger Small Cap Focus Fund
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$175,728,296	$831,556,408
Investments in affiliated securities, at value (Identified cost below)** see accompanying schedules of investments	1,486,485	30,454,418
Cash	133,364	—
Receivable for interfund loans	—	1,570,227
Receivable for investment securities sold	435,231	1,818,424
Receivable for shares of beneficial interest sold	30,287	115,301
Dividends and interest receivable	19,183	173,885
Receivable from Investment Manager	421	1,278
Prepaid expenses	25,654	97,204
Total Assets	177,858,921	865,787,145
LIABILITIES:
Payable for investment securities purchased	391,477	4,502,819
Payable for shares of beneficial interest redeemed	345,933	2,387,336
Accrued investment advisory fees	116,727	526,615
Accrued distribution fees — Note 3	27,327	57,545
Accrued shareholder administrative fees	1,995	7,767
Accrued administrative fees	3,963	19,309
Accrued transfer agent fees	41,498	184,656
Accrued printing fees	24,638	107,868
Accrued fund accounting fees	40,316	94,176
Accrued custodian fees	349	15,734
Accrued professional fees	20,444	41,422
Accrued trustee fees	2,778	10,852
Accrued other expenses	5,147	20,748
Total Liabilities	1,022,592	7,976,847
NET ASSETS	$176,836,329	$857,810,298
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	236,610,225	1,397,760,616
Distributions in excess of earnings	(59,773,896)	(539,950,318)
NET ASSETS	$176,836,329	$857,810,298
* Identified cost	$163,185,348 (g)	$701,303,131 (h)
** Identified cost	$2,275,000 (g)	$27,952,123 (h)

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities April 30, 2025  (Unaudited) (Continued)

	Alger Small Cap Growth Fund	Alger Small Cap Focus Fund
NET ASSETS BY CLASS:
Class A	$95,325,693	$104,111,990
Class B	$1,399,199	$—
Class C	$10,877,621	$37,207,724
Class I	$—	$28,879,209
Class Y	$27,897	$33,954,444
Class Z	$69,205,919	$653,656,931
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 8:
Class A	11,124,197	6,470,271
Class B	242,494	—
Class C	2,076,313	2,693,752
Class I	—	1,734,183
Class Y	3,070	1,971,514
Class Z	7,640,175	37,986,005
NET ASSET VALUE PER SHARE:
Class A	$8.57	$16.09
Class A - Offering Price Per Share (includes a 5.25% sales charge)	$9.04	$16.98
Class B	$5.77	$—
Class C	$5.24	$13.81
Class I	$—	$16.65
Class Y	$9.09	$17.22
Class Z	$9.06	$17.21

(g)
At April 30, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$165,822,992, amounted to $11,391,789, which consisted of aggregate gross unrealized appreciation of $41,633,214, and aggregate gross unrealized depreciation of $30,241,425.

(h)
At April 30, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$758,428,731, amounted to $103,582,095, which consisted of aggregate gross unrealized appreciation of
$181,159,646, and aggregate gross unrealized depreciation of $77,577,551.

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities April 30, 2025  (Unaudited) (Continued)

	Alger Weatherbie Specialized Growth Fund	Alger International Opportunities Fund
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$340,151,032	$153,867,643
Foreign cash †	—	1,077
Receivable for investment securities sold	5,656,398	—
Receivable for shares of beneficial interest sold	166,226	39,288
Dividends and interest receivable	56,252	402,504
Receivable from Investment Manager	3,483	1,746
Prepaid expenses	3,796	12,024
Total Assets	346,037,187	154,324,282
LIABILITIES:
Payable for investment securities purchased	2,248,274	1,201,318
Payable for shares of beneficial interest redeemed	946,637	1,232
Accrued investment advisory fees	225,951	83,942
Accrued distribution fees — Note 3	30,698	26,814
Accrued shareholder administrative fees	3,240	1,847
Accrued administrative fees	7,671	3,251
Accrued transfer agent fees	68,841	20,910
Accrued printing fees	41,368	16,134
Accrued fund accounting fees	36,337	23,880
Accrued custodian fees	7,890	11,969
Accrued professional fees	21,283	18,972
Accrued trustee fees	4,291	1,117
Accrued other expenses	6,962	1,046
Total Liabilities	3,649,443	1,412,432
NET ASSETS	$342,387,744	$152,911,850
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	611,752,961	116,535,629
Distributable earnings (Distributions in excess of earnings)	(269,365,217)	36,376,221
NET ASSETS	$342,387,744	$152,911,850
* Identified cost	$287,186,122 (i)	$125,063,107 (j)
† Cost of foreign cash	$—	$1,066

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities April 30, 2025  (Unaudited) (Continued)

	Alger Weatherbie Specialized Growth Fund	Alger International Opportunities Fund
NET ASSETS BY CLASS:
Class A	$66,721,922	$116,860,691
Class B	$—	$14,255,983
Class C	$19,307,229	$980,201
Class I	$8,099,582	$1,552,204
Class Y	$46,444,563	$—
Class Z	$201,814,448	$19,262,771
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 8:
Class A	5,717,480	5,784,693
Class B	—	831,448
Class C	3,103,431	61,691
Class I	670,338	76,544
Class Y	3,708,872	—
Class Z	15,593,141	923,433
NET ASSET VALUE PER SHARE:
Class A	$11.67	$20.20
Class A - Offering Price Per Share (includes a 5.25% sales charge)	$12.32	$21.32
Class B	$—	$17.15
Class C	$6.22	$15.89
Class I	$12.08	$20.28
Class Y	$12.52	$—
Class Z	$12.94	$20.86

(i)
At April 30, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$301,290,513, amounted to $38,860,519, which consisted of aggregate gross unrealized appreciation of $92,545,070, and aggregate gross unrealized depreciation of $53,684,551.

(j)
At April 30, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$125,300,381, amounted to $28,567,262, which consisted of aggregate gross unrealized appreciation of $30,567,331, and aggregate gross unrealized depreciation of $2,000,069.

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities April 30, 2025  (Unaudited) (Continued)

	Alger Health Sciences Fund	Alger AI Enablers & Adopters Fund
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$68,728,779	$5,664,872
Foreign cash †	30,147	—
Receivable for investment securities sold	—	33,807
Receivable for shares of beneficial interest sold	1,879	—
Dividends and interest receivable	145,858	615
Receivable from Investment Manager	1,196	16,183
Prepaid expenses	5,729	139
Total Assets	68,913,588	5,715,616
LIABILITIES:
Payable for investment securities purchased	218,350	131,434
Payable for shares of beneficial interest redeemed	14,968	—
Accrued investment advisory fees	30,494	1,926
Accrued distribution fees — Note 3	10,862	406
Accrued shareholder administrative fees	798	48
Accrued administrative fees	1,525	118
Accrued transfer agent fees	26,706	23
Accrued printing fees	8,728	69
Accrued fund accounting fees	14,145	7,479
Accrued custodian fees	3,881	5,847
Accrued professional fees	26,898	19,287
Accrued trustee fees	1,141	1
Accrued other expenses	3,082	25,694
Total Liabilities	361,578	192,332
NET ASSETS	$68,552,010	$5,523,284
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	101,613,201	5,072,635
Distributable earnings (Distributions in excess of earnings)	(33,061,191)	450,649
NET ASSETS	$68,552,010	$5,523,284
* Identified cost	$73,080,054 (k)	$5,105,134 (l)
† Cost of foreign cash	$29,837	$—

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Assets and Liabilities April 30, 2025  (Unaudited) (Continued)

	Alger Health Sciences Fund	Alger AI Enablers & Adopters Fund
NET ASSETS BY CLASS:
Class A	$43,863,679	$749,456
Class C	$2,492,123	$276,080
Class I	$—	$364,573
Class Y	$—	$120,344
Class Z	$22,196,208	$4,012,831
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 8:
Class A	2,370,567	63,732
Class C	218,859	23,676
Class I	—	31,036
Class Y	—	10,212
Class Z	1,166,246	340,182
NET ASSET VALUE PER SHARE:
Class A	$18.50	$11.76
Class A - Offering Price Per Share (includes a 5.25% sales charge)	$19.53	$12.41
Class C	$11.39	$11.66
Class I	$—	$11.75
Class Y	$—	$11.78
Class Z	$19.03	$11.80

(k)
At April 30, 2025, the net unrealized depreciation on investments, based on cost for federal income tax purposes of
$73,904,515, amounted to $5,175,736, which consisted of aggregate gross unrealized appreciation of $7,937,188, and aggregate gross unrealized depreciation of $13,112,924.

(l)
At April 30, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$5,143,507, amounted to $521,365, which consisted of aggregate gross unrealized appreciation of $630,787, and aggregate gross unrealized depreciation of $109,422.

See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the six months ended April 30, 2025 (Unaudited)

	Alger Capital Appreciation Fund	Alger Concentrated Equity Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$3,582,236	$9,183
Interest	36,617	1,348
Total Income	3,618,853	10,531
EXPENSES:
Investment advisory fees — Note 3	7,975,305	11,958
Distribution fees — Note 3
Class A	1,247,162	162
Class C	293,223	623
Class I	—	157
Shareholder administrative fees — Note 3	133,516	274
Administration fees — Note 3	272,756	731
Interest expense — Note 3	531,574	4
Transfer agent fees	426,157	87
Fund accounting fees	127,745	10,094
Trustee fees — Note 3	68,547	173
Professional fees	60,516	12,183
Registration fees	51,617	70,052
Printing fees	40,182	2,059
Custodian fees	27,058	2,390
Other expenses	111,719	3,224
Total Expenses	11,367,077	114,171
Less expense reimbursements/waivers — Note 3	(227,044)	(98,610)
Net Expenses	11,140,033	15,561
NET INVESTMENT (LOSS)	(7,521,180)	(5,030)
REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	129,114,727	2,828
Net realized gain on in-kind transactions	26,021,363	—
Net realized gain (loss) on foreign currency transactions	(9,338)	—
Net realized gain on investments and foreign currency	155,126,752	2,828
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the six months ended April 30, 2025 (Unaudited) (Continued)

	Alger Capital Appreciation Fund	Alger Concentrated Equity Fund
Net change in unrealized (depreciation) on unaffiliated investments	$(154,628,109)	$(28,104)
Net change in unrealized (depreciation) on affiliated investments	(598,068)	—
Net change in unrealized appreciation on foreign currency	5,284	—
Net change in unrealized (depreciation) on investments and foreign currency	(155,220,893)	(28,104)
Net realized and unrealized (loss) on investments and foreign currency	(94,141)	(25,276)
NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,615,321)	$(30,306)
* Foreign withholding taxes	$89,927	$526
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the six months ended April 30, 2025 (Unaudited) (Continued)

	Alger Growth & Income Fund	Alger 35 Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$6,088,137	$41,880
Interest	767,323	11,534
Income from securities lending	29,310	—
Total Income	6,884,770	53,414
EXPENSES:
Investment advisory fees — Note 3	1,641,806	77,144
Distribution fees — Note 3
Class A	232,376	—
Class C	164,323	—
Shareholder administrative fees — Note 3	39,946	1,714
Administration fees — Note 3	90,299	4,714
Interest expense — Note 3	—	2,316
Transfer agent fees	92,402	1,821
Fund accounting fees	44,643	12,008
Trustee fees — Note 3	22,229	1,102
Professional fees	25,388	13,827
Registration fees	37,939	2,776
Printing fees	19,811	717
Custodian fees	6,927	1,386
Other expenses	16,080	3,388
Total Expenses	2,434,169	122,913
Less expense reimbursements/waivers — Note 3	—	(26,310)
Net Expenses	2,434,169	96,603
NET INVESTMENT INCOME (LOSS)	4,450,601	(43,189)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on unaffiliated investments	(1,025,199)	2,109,724
Net realized gain (loss) on foreign currency transactions	—	(117)
Net realized gain (loss) on investments and foreign currency	(1,025,199)	2,109,607
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the six months ended April 30, 2025 (Unaudited) (Continued)

	Alger Growth & Income Fund	Alger 35 Fund
Net change in unrealized (depreciation) on unaffiliated investments	$(17,879,507)	$(1,540,819)
Net change in unrealized appreciation on foreign currency	—	11
Net change in unrealized (depreciation) on investments and foreign currency	(17,879,507)	(1,540,808)
Net realized and unrealized gain (loss) on investments and foreign currency	(18,904,706)	568,799
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,454,105)	$525,610
* Foreign withholding taxes	$54,504	$1,488
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the six months ended April 30, 2025 (Unaudited) (Continued)

	Alger Mid Cap Focus Fund	Alger Mid Cap Growth Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$370,661	$430,362
Interest	107,617	119,256
Total Income	478,278	549,618
EXPENSES:
Investment advisory fees — Note 3	951,360	908,152
Distribution fees — Note 3
Class A	9,778	208,857
Class B	—	60,216
Class C	17,569	17,249
Class I	11,011	—
Shareholder administrative fees — Note 3	14,561	17,883
Administration fees — Note 3	39,031	32,861
Interest expense — Note 3	3,085	4,344
Transfer agent fees	23,400	57,377
Fund accounting fees	25,956	24,103
Trustee fees — Note 3	9,655	8,524
Professional fees	16,957	21,686
Registration fees	33,025	29,318
Printing fees	14,363	13,787
Custodian fees	4,331	8,395
Other expenses	9,398	11,471
Total Expenses	1,183,480	1,424,223
Less expense reimbursements/waivers — Note 3	(677)	(34,495)
Net Expenses	1,182,803	1,389,728
NET INVESTMENT (LOSS)	(704,525)	(840,110)
REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	20,730,218	17,548,888
Net realized gain (loss) on foreign currency transactions	234	(1,293)
Net realized gain on investments and foreign currency	20,730,452	17,547,595
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the six months ended April 30, 2025 (Unaudited) (Continued)

	Alger Mid Cap Focus Fund	Alger Mid Cap Growth Fund
Net change in unrealized (depreciation) on unaffiliated investments	$(32,470,479)	$(20,866,960)
Net change in unrealized (depreciation) on affiliated investments	—	(360,996)
Net change in unrealized appreciation on foreign currency	—	54
Net change in unrealized (depreciation) on investments and foreign currency	(32,470,479)	(21,227,902)
Net realized and unrealized (loss) on investments and foreign currency	(11,740,027)	(3,680,307)
NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(12,444,552)	$(4,520,417)
* Foreign withholding taxes	$1,205	$10,181
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the six months ended April 30, 2025 (Unaudited) (Continued)

	Alger Small Cap Growth Fund	Alger Small Cap Focus Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$173,838	$722,283
Interest	71,251	458,339
Total Income	245,089	1,180,622
EXPENSES:
Investment advisory fees — Note 3	923,743	4,242,068
Distribution fees — Note 3
Class A	143,190	156,483
Class B	8,451	—
Class C	68,111	247,872
Class I	—	48,990
Shareholder administrative fees — Note 3	15,625	62,241
Administration fees — Note 3	31,362	155,542
Interest expense — Note 3	347	16,175
Transfer agent fees	63,864	231,937
Fund accounting fees	30,326	90,966
Trustee fees — Note 3	9,529	45,302
Professional fees	21,947	30,441
Registration fees	40,771	37,013
Printing fees	25,053	86,873
Custodian fees	7,726	17,282
Other expenses	15,253	39,826
Total Expenses	1,405,298	5,509,011
Less expense reimbursements/waivers — Note 3	(8,564)	(2,938)
Net Expenses	1,396,734	5,506,073
NET INVESTMENT (LOSS)	(1,151,645)	(4,325,451)
REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on unaffiliated investments	(3,566,135)	23,163,610
Net realized gain (loss) on foreign currency transactions	511	(13,363)
Net realized gain (loss) on investments and foreign currency	(3,565,624)	23,150,247
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the six months ended April 30, 2025 (Unaudited) (Continued)

	Alger Small Cap Growth Fund	Alger Small Cap Focus Fund
Net change in unrealized (depreciation) on unaffiliated investments	$(29,468,338)	$(125,622,067)
Net change in unrealized (depreciation) on affiliated investments	(490,308)	(8,504,221)
Net change in unrealized (depreciation) on foreign currency	—	(3,595)
Net change in unrealized (depreciation) on investments and foreign currency	(29,958,646)	(134,129,883)
Net realized and unrealized (loss) on investments and foreign currency	(33,524,270)	(110,979,636)
NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(34,675,915)	$(115,305,087)
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the six months ended April 30, 2025 (Unaudited) (Continued)

	Alger Weatherbie Specialized Growth Fund	Alger International Opportunities Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$464,961	$923,219
Interest	274,600	84,894
Total Income	739,561	1,008,113
EXPENSES:
Investment advisory fees — Note 3	1,802,341	521,532
Distribution fees — Note 3
Class A	99,430	140,899
Class B	—	69,372
Class C	119,277	4,394
Class I	12,559	1,792
Shareholder administrative fees — Note 3	25,612	11,488
Administration fees — Note 3	61,191	20,200
Interest expense — Note 3	366	826
Transfer agent fees	91,858	43,333
Fund accounting fees	40,102	24,800
Trustee fees — Note 3	17,818	5,301
Professional fees	24,636	21,200
Registration fees	39,115	40,817
Printing fees	32,457	16,688
Custodian fees	8,177	17,378
Other expenses	16,123	5,873
Total Expenses	2,391,062	945,893
Less expense reimbursements/waivers — Note 3	(15,104)	(54,545)
Net Expenses	2,375,958	891,348
NET INVESTMENT INCOME (LOSS)	(1,636,397)	116,765
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	11,906,433	8,143,683
Net realized gain (loss) on foreign currency transactions	—	(58,440)
Net realized gain on investments and foreign currency	11,906,433	8,085,243
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the six months ended April 30, 2025 (Unaudited) (Continued)

	Alger Weatherbie Specialized Growth Fund	Alger International Opportunities Fund
Net change in unrealized (depreciation) on unaffiliated investments	$(46,783,347)	$(684,301)(a)
Net change in unrealized appreciation on foreign currency	—	21,722
Net change in unrealized (depreciation) on investments and foreign currency	(46,783,347)	(662,579)
Net realized and unrealized gain (loss) on investments and foreign currency	(34,876,914)	7,422,664
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(36,513,311)	$7,539,429
* Foreign withholding taxes	$10,870	$126,180

(a)	Includes net change in unrealized depreciation of net foreign capital gains taxes of $222,909.
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the six months ended April 30, 2025 (Unaudited) (Continued)

	Alger Health Sciences Fund	Alger AI Enablers & Adopters Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$340,677	$8,348
Interest	21,361	1,979
Total Income	362,038	10,327
EXPENSES:
Investment advisory fees — Note 3	229,123	11,815
Distribution fees — Note 3
Class A	64,567	575
Class C	14,936	951
Class I	—	320
Shareholder administrative fees — Note 3	5,942	284
Administration fees — Note 3	11,456	722
Interest expense — Note 3	980	1,968
Transfer agent fees	33,597	86
Fund accounting fees	15,617	10,202
Trustee fees — Note 3	3,556	157
Professional fees	17,774	12,182
Registration fees	17,539	73,316
Printing fees	7,870	2,012
Custodian fees	5,018	5,545
Other expenses	7,772	8,824
Total Expenses	435,747	128,959
Less expense reimbursements/waivers — Note 3	(3,072)	(110,531)
Net Expenses	432,675	18,428
NET INVESTMENT (LOSS)	(70,637)	(8,101)
REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized (loss) on unaffiliated investments	(37,334)	(105,615)
Net realized gain on in-kind transactions	—	43,014
Net realized gain (loss) on foreign currency transactions	7,059	(11)
Net realized (loss) on investments and foreign currency	(30,275)	(62,612)
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Operations for the six months ended April 30, 2025 (Unaudited) (Continued)

	Alger Health Sciences Fund	Alger AI Enablers & Adopters Fund
Net change in unrealized (depreciation) on unaffiliated investments	$(12,657,271)	$(57,061)
Net change in unrealized appreciation on foreign currency	2,895	—
Net change in unrealized (depreciation) on investments and foreign currency	(12,654,376)	(57,061)
Net realized and unrealized (loss) on investments and foreign currency	(12,684,651)	(119,673)
NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(12,755,288)	$(127,774)
* Foreign withholding taxes	$6,506	$343
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets (Unaudited)

	Alger Capital Appreciation Fund
	For the Six Months Ended April 30, 2025	For the Year Ended October 31, 2024
Net investment (loss)	$(7,521,180)	$(9,602,705)
Net realized gain on investments and foreign currency	155,126,752	289,003,957
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(155,220,893)	548,027,214
Net increase (decrease) in net assets resulting from operations	(7,615,321)	827,428,466
Net dividends and distributions to shareholders:
Class A	(121,556,810)	(56,269,500)
Class C	(13,091,369)	(8,432,126)
Class Z	(102,763,355)	(55,636,745)
Total dividends and distributions to shareholders	(237,411,534)	(120,338,371)
Increase (decrease) from shares of beneficial interest transactions — Note 8:
Class A	18,286,201	(96,334,147)
Class C	2,414,517	(29,422,168)
Class Z	89,742,098	(235,826,167)
Net increase (decrease) from shares of beneficial interest transactions	110,442,816	(361,582,482)
Total increase (decrease)	(134,584,039)	345,507,613
Net Assets:
Beginning of period	1,928,822,240	1,583,314,627
END OF PERIOD	$1,794,238,201	$1,928,822,240
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Concentrated Equity Fund
	For the Six Months Ended April 30, 2025	From April 4, 2024 (commencement of operations) to October 31, 2024
Net investment (loss)	$(5,030)	$(2,579)
Net realized gain on investments and foreign currency	2,828	7,313
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(28,104)	754,074
Net increase (decrease) in net assets resulting from operations	(30,306)	758,808
Net dividends and distributions to shareholders:
Class A	(455)	—
Class C	(455)	—
Class I	(455)	—
Class Y	(455)	—
Class Z	(17,398)	—
Total dividends and distributions to shareholders	(19,218)	—
Increase from shares of beneficial interest transactions — Note 8:
Class A	7,689	100,000
Class C	—	100,000
Class I	—	100,000
Class Y	—	100,000
Class Z	6,619	3,844,871
Net increase from shares of beneficial interest transactions	14,308	4,244,871
Total increase (decrease)	(35,216)	5,003,679
Net Assets:
Beginning of period	5,003,679	—
END OF PERIOD	$4,968,463	$5,003,679
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Growth & Income Fund
	For the Six Months Ended April 30, 2025	For the Year Ended October 31, 2024
Net investment income	$4,450,601	$7,399,610
Net realized (loss) on investments and foreign currency	(1,025,199)	(355,468)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(17,879,507)	122,209,001
Net increase (decrease) in net assets resulting from operations	(14,454,105)	129,253,143
Net dividends and distributions to shareholders:
Class A	(1,143,821)	(1,873,542)
Class C	(76,049)	(138,502)
Class Z	(3,393,270)	(4,363,182)
Total dividends and distributions to shareholders	(4,613,140)	(6,375,226)
Increase (decrease) from shares of beneficial interest transactions — Note 8:
Class A	2,723,186	11,781,510
Class C	(1,493,089)	1,370,330
Class Z	41,374,554	179,294,116
Net increase from shares of beneficial interest transactions	42,604,651	192,445,956
Total increase	23,537,406	315,323,873
Net Assets:
Beginning of period	636,007,652	320,683,779
END OF PERIOD	$659,545,058	$636,007,652
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger 35 Fund
	For the Six Months Ended April 30, 2025	For the Year Ended October 31, 2024
Net investment (loss)	$(43,189)	$(56,446)
Net realized gain on investments and foreign currency	2,109,607	6,036,288
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(1,540,808)	8,836,888
Net increase in net assets resulting from operations	525,610	14,816,730
Net dividends and distributions to shareholders:
Class Z	(111,236)	—
Total dividends and distributions to shareholders	(111,236)	—
Increase (decrease) from shares of beneficial interest transactions — Note 8:
Class Z	49,961	(9,109,281)
Net increase (decrease) from shares of beneficial interest transactions	49,961	(9,109,281)
Total increase	464,335	5,707,449
Net Assets:
Beginning of period	31,347,972	25,640,523
END OF PERIOD	$31,812,307	$31,347,972
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Mid Cap Focus Fund
	For the Six Months Ended April 30, 2025	For the Year Ended October 31, 2024
Net investment (loss)	$(704,525)	$(1,029,650)
Net realized gain on investments and foreign currency	20,730,452	36,580,484
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(32,470,479)	59,104,847
Net increase (decrease) in net assets resulting from operations	(12,444,552)	94,655,681
Net dividends and distributions to shareholders:
Class A	—	—
Class C	—	—
Class I	—	—
Class Y	—	—
Class Z	—	—
Total dividends and distributions to shareholders	—	—
Increase (decrease) from shares of beneficial interest transactions — Note 8:
Class A	2,074,449	1,121,024
Class C	390,315	150,410
Class I	(1,007,941)	(6,483,957)
Class Y	(784,322)	1,535,974
Class Z	(18,065,809)	(64,301,687)
Net decrease from shares of beneficial interest transactions	(17,393,308)	(67,978,236)
Total increase (decrease)	(29,837,860)	26,677,445
Net Assets:
Beginning of period	261,598,344	234,920,899
END OF PERIOD	$231,760,484	$261,598,344
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Mid Cap Growth Fund
	For the Six Months Ended April 30, 2025	For the Year Ended October 31, 2024
Net investment (loss)	$(840,110)	$(1,186,978)
Net realized gain on investments and foreign currency	17,547,595	11,078,739
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(21,227,902)	56,057,738
Net increase (decrease) in net assets resulting from operations	(4,520,417)	65,949,499
Net dividends and distributions to shareholders:
Class A	—	—
Class B	—	—
Class C	—	—
Class Z	—	—
Total dividends and distributions to shareholders	—	—
Increase (decrease) from shares of beneficial interest transactions — Note 8:
Class A	(7,583,064)	(15,502,732)
Class B	(530,378)	(828,969)
Class C	(617,987)	(720,189)
Class Z	(2,274,256)	3,159,466
Net decrease from shares of beneficial interest transactions	(11,005,685)	(13,892,424)
Total increase (decrease)	(15,526,102)	52,057,075
Net Assets:
Beginning of period	241,652,621	189,595,546
END OF PERIOD	$226,126,519	$241,652,621
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

Alger Small Cap Growth Fund
	For the Six Months Ended April 30, 2025	For the Year Ended October 31, 2024
Net investment (loss)	$(1,151,645)	$(2,856,880)
Net realized gain (loss) on investments and foreign currency	(3,565,624)	36,168,485
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(29,958,646)	41,340,955
Net increase (decrease) in net assets resulting from operations	(34,675,915)	74,652,560
Net dividends and distributions to shareholders:
Class A	—	(41,241)
Class B	—	—
Class C	—	—
Class Y	—	(42,192)
Class Z	—	(534,659)
Total dividends and distributions to shareholders	—	(618,092)
Decrease from shares of beneficial interest transactions — Note 8:
Class A	(7,077,551)	(20,238,569)
Class B	(185,364)	(932,507)
Class C	(1,593,322)	(4,099,109)
Class Y	(177,406)	(8,880,904)
Class Z	(23,897,791)	(68,303,119)
Net decrease from shares of beneficial interest transactions	(32,931,434)	(102,454,208)
Total decrease	(67,607,349)	(28,419,740)
Net Assets:
Beginning of period	244,443,678	272,863,418
END OF PERIOD	$176,836,329	$244,443,678
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

Alger Small Cap Focus Fund
	For the Six Months Ended April 30, 2025	For the Year Ended October 31, 2024
Net investment (loss)	$(4,325,451)	$(12,861,863)
Net realized gain on investments and foreign currency	23,150,247	175,073,470
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(134,129,883)	258,984,818
Net increase (decrease) in net assets resulting from operations	(115,305,087)	421,196,425
Net dividends and distributions to shareholders:
Class A	—	—
Class C	—	—
Class I	—	—
Class Y	—	—
Class Z	—	—
Total dividends and distributions to shareholders	—	—
Decrease from shares of beneficial interest transactions — Note 8:
Class A	(9,383,690)	(38,260,202)
Class C	(11,555,060)	(25,265,745)
Class I	(9,516,106)	(24,745,779)
Class Y	(37,939,884)	(100,547,847)
Class Z	(173,402,330)	(521,131,169)
Net decrease from shares of beneficial interest transactions	(241,797,070)	(709,950,742)
Total decrease	(357,102,157)	(288,754,317)
Net Assets:
Beginning of period	1,214,912,455	1,503,666,772
END OF PERIOD	$857,810,298	$1,214,912,455
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

Alger Weatherbie Specialized Growth Fund
	For the Six Months Ended April 30, 2025	For the Year Ended October 31, 2024
Net investment (loss)	$(1,636,397)	$(3,649,003)
Net realized gain on investments and foreign currency	11,906,433	10,696,821
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(46,783,347)	124,004,415
Net increase (decrease) in net assets resulting from operations	(36,513,311)	131,052,233
Net dividends and distributions to shareholders:
Class A	—	—
Class C	—	—
Class I	—	—
Class Y	—	—
Class Z	—	—
Total dividends and distributions to shareholders	—	—
Decrease from shares of beneficial interest transactions — Note 8:
Class A	(11,771,599)	(24,125,454)
Class C	(3,344,762)	(12,006,573)
Class I	(2,054,318)	(5,558,430)
Class Y	(2,044,472)	(2,484,309)
Class Z	(78,926,724)	(122,230,430)
Net decrease from shares of beneficial interest transactions	(98,141,875)	(166,405,196)
Total decrease	(134,655,186)	(35,352,963)
Net Assets:
Beginning of period	477,042,930	512,395,893
END OF PERIOD	$342,387,744	$477,042,930
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger International Opportunities Fund
	For the Six Months Ended April 30, 2025	For the Year Ended October 31, 2024
Net investment income	$116,765	$245,882
Net realized gain on investments and foreign currency	8,085,243	16,029,127
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(662,579)	22,727,248
Net increase in net assets resulting from operations	7,539,429	39,002,257
Net dividends and distributions to shareholders:
Class A	(5,634,018)	—
Class B	(816,597)	—
Class C	(54,580)	—
Class I	(68,617)	—
Class Z	(866,706)	(57,254)
Total dividends and distributions to shareholders	(7,440,518)	(57,254)
Increase (decrease) from shares of beneficial interest transactions — Note 8:
Class A	1,461,046	(8,170,337)
Class B	(220,318)	(1,277,614)
Class C	87,608	(506,459)
Class I	215,446	(82,766)
Class Z	(940,349)	(23,345,383)
Net increase (decrease) from shares of beneficial interest transactions	603,433	(33,382,559)
Total increase	702,344	5,562,444
Net Assets:
Beginning of period	152,209,506	146,647,062
END OF PERIOD	$152,911,850	$152,209,506
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

Alger Health Sciences Fund
	For the Six Months Ended April 30, 2025	For the Year Ended October 31, 2024
Net investment (loss)	$(70,637)	$(428,937)
Net realized gain (loss) on investments and foreign currency	(30,275)	7,230,366
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(12,654,376)	12,744,145
Net increase (decrease) in net assets resulting from operations	(12,755,288)	19,545,574
Net dividends and distributions to shareholders:
Class A	—	—
Class C	—	—
Class Z	—	—
Total dividends and distributions to shareholders	—	—
Decrease from shares of beneficial interest transactions — Note 8:
Class A	(9,231,023)	(16,152,722)
Class C	(703,602)	(1,960,991)
Class Z	(6,494,483)	(21,560,302)
Net decrease from shares of beneficial interest transactions	(16,429,108)	(39,674,015)
Total decrease	(29,184,396)	(20,128,441)
Net Assets:
Beginning of period	97,736,406	117,864,847
END OF PERIOD	$68,552,010	$97,736,406
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger AI Enablers & Adopters Fund
	For the Six Months Ended April 30, 2025	From April 4, 2024 (commencement of operations) to October 31, 2024
Net investment (loss)	$(8,101)	$(3)
Net realized gain (loss) on investments and foreign currency	(62,612)	69,857
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(57,061)	616,799
Net increase (decrease) in net assets resulting from operations	(127,774)	686,653
Net dividends and distributions to shareholders:
Class A	(6,324)	—
Class C	(2,913)	—
Class I	(3,025)	—
Class Y	(2,892)	—
Class Z	(93,571)	—
Total dividends and distributions to shareholders	(108,725)	—
Increase (decrease) from shares of beneficial interest transactions — Note 8:
Class A	617,385	191,488
Class C	173,212	100,780
Class I	325,003	103,020
Class Y	(8,469)	100,000
Class Z	220,753	3,249,958
Net increase from shares of beneficial interest transactions	1,327,884	3,745,246
Total increase	1,091,385	4,431,899
Net Assets:
Beginning of period	4,431,899	—
END OF PERIOD	$5,523,284	$4,431,899
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation Fund	Class A
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$34.30	$23.29	$20.77	$39.48	$33.76	$27.12
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.15)	(0.20)	(0.14)	(0.13)	(0.24)	(0.12)
Net realized and unrealized gain (loss) on investments	0.42	13.03	3.50	(11.17)	11.11	8.96
Total from investment operations	0.27	12.83	3.36	(11.30)	10.87	8.84
Distributions from net realized gains	(4.35)	(1.82)	(0.84)	(7.41)	(5.15)	(2.20)
Net asset value, end of period	$30.22	$34.30	$23.29	$20.77	$39.48	$33.76
Total return(c)	(0.83) %	58.06%	16.95%	(34.88) %	35.41%	34.79%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$878,674	$983,691	$737,324	$774,249	$1,523,572	$1,320,073
Ratio of net expenses to average net assets	1.27%	1.26%	1.28%	1.20%	1.15%	1.17%
Ratio of net investment loss to average net assets	(0.90) %	(0.68) %	(0.64) %	(0.49) %	(0.67) %	(0.41) %
Portfolio turnover rate	44.42%(d)	60.48%	85.55%	108.26%	78.77%	89.91%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation Fund	Class C
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$18.94	$13.66	$12.63	$27.13	$24.79	$20.60
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.14)	(0.22)	(0.18)	(0.20)	(0.35)	(0.25)
Net realized and unrealized gain (loss) on investments	0.49	7.32	2.05	(6.89)	7.84	6.64
Total from investment operations	0.35	7.10	1.87	(7.09)	7.49	6.39
Distributions from net realized gains	(4.35)	(1.82)	(0.84)	(7.41)	(5.15)	(2.20)
Net asset value, end of period	$14.94	$18.94	$13.66	$12.63	$27.13	$24.79
Total return(c)	(1.14) %	56.92%	16.03%	(35.36) %	34.43%	33.82%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$49,841	$60,522	$67,776	$91,815	$211,972	$204,909
Ratio of net expenses to average net assets	2.04%	1.97%	2.05%	1.95%	1.90%	1.91%
Ratio of net investment loss to average net assets	(1.67) %	(1.38) %	(1.40) %	(1.24) %	(1.42) %	(1.13) %
Portfolio turnover rate	44.42%(d)	60.48%	85.55%	108.26%	78.77%	89.91%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation Fund	Class Z
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$37.18	$25.02	$22.16	$41.50	$35.15	$28.06
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.10)	(0.09)	(0.05)	(0.04)	(0.13)	(0.03)
Net realized and unrealized gain (loss) on investments	0.41	14.07	3.75	(11.89)	11.63	9.32
Total from investment operations	0.31	13.98	3.70	(11.93)	11.50	9.29
Distributions from net realized gains	(4.35)	(1.82)	(0.84)	(7.41)	(5.15)	(2.20)
Net asset value, end of period	$33.14	$37.18	$25.02	$22.16	$41.50	$35.15
Total return(c)	(0.62) %	58.67%	17.44%	(34.67) %	35.85%	35.26%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$865,723	$884,609	$778,215	$949,473	$1,687,179	$1,823,041
Ratio of gross expenses to average net assets	0.96%	0.95%	0.93%	0.86%	0.83%	0.84%
Ratio of expense reimbursements to average net assets	(0.05) %	(0.07) %	(0.07) %	(0.01) %	—	—
Ratio of net expenses to average net assets	0.91%	0.88%	0.86%	0.85%	0.83%	0.84%
Ratio of net investment loss to average net assets	(0.54) %	(0.29) %	(0.21) %	(0.14) %	(0.34) %	(0.09) %
Portfolio turnover rate	44.42%(d)	60.48%	85.55%	108.26%	78.77%	89.91%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Concentrated Equity Fund	Class A
	Six Months Ended 4/30/2025(a)	From 4/4/2024 (commencement of operations) to 10/31/2024(a)
Net asset value, beginning of period	$11.83	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.05)	1.85
Total from investment operations	(0.08)	1.83
Distributions from net realized gains	(0.05)	—
Net asset value, end of period	$11.70	$11.83
Total return(c)	(0.68) %	18.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$124	$118
Ratio of gross expenses to average net assets	4.52%	6.91%
Ratio of expense reimbursements to average net assets	(3.72) %	(6.00) %
Ratio of net expenses to average net assets	0.80%	0.91%
Ratio of net investment loss to average net assets	(0.40) %	(0.40) %
Portfolio turnover rate	35.58%	33.05%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Concentrated Equity Fund	Class C
	Six Months Ended 4/30/2025(a)	From 4/4/2024 (commencement of operations) to 10/31/2024(a)
Net asset value, beginning of period	$11.78	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.05)	1.85
Total from investment operations	(0.12)	1.78
Distributions from net realized gains	(0.05)	—
Net asset value, end of period	$11.61	$11.78
Total return(c)	(1.02) %	17.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$116	$118
Ratio of gross expenses to average net assets	5.26%	7.66%
Ratio of expense reimbursements to average net assets	(3.71) %	(6.00) %
Ratio of net expenses to average net assets	1.55%	1.66%
Ratio of net investment loss to average net assets	(1.15) %	(1.14) %
Portfolio turnover rate	35.58%	33.05%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Concentrated Equity Fund	Class I
	Six Months Ended 4/30/2025(a)	From 4/4/2024 (commencement of operations) to 10/31/2024(a)
Net asset value, beginning of period	$11.83	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.05)	1.85
Total from investment operations	(0.08)	1.83
Distributions from net realized gains	(0.05)	—
Net asset value, end of period	$11.70	$11.83
Total return(c)	(0.68) %	18.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$117	$118
Ratio of gross expenses to average net assets	4.51%	6.92%
Ratio of expense reimbursements to average net assets	(3.71) %	(6.01) %
Ratio of net expenses to average net assets	0.80%	0.91%
Ratio of net investment loss to average net assets	(0.40) %	(0.39) %
Portfolio turnover rate	35.58%	33.05%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Concentrated Equity Fund	Class Y
	Six Months Ended 4/30/2025(a)	From 4/4/2024 (commencement of operations) to 10/31/2024(a)
Net asset value, beginning of period	$11.85	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.05)	1.86
Total from investment operations	(0.06)	1.85
Distributions from net realized gains	(0.05)	—
Net asset value, end of period	$11.74	$11.85
Total return(c)	(0.59) %	18.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$117	$118
Ratio of gross expenses to average net assets	4.27%	6.65%
Ratio of expense reimbursements to average net assets	(3.72) %	(5.98) %
Ratio of net expenses to average net assets	0.55%	0.67%
Ratio of net investment loss to average net assets	(0.16) %	(0.15) %
Portfolio turnover rate	35.58%	33.05%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Concentrated Equity Fund	Class Z
	Six Months Ended 4/30/2025(a)	From 4/4/2024 (commencement of operations) to 10/31/2024(a)
Net asset value, beginning of period	$11.85	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.01)	— (c)
Net realized and unrealized gain (loss) on investments	(0.05)	1.85
Total from investment operations	(0.06)	1.85
Distributions from net realized gains	(0.05)	—
Net asset value, end of period	$11.74	$11.85
Total return(d)	(0.59) %	18.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$4,494	$4,531
Ratio of gross expenses to average net assets	4.26%	6.54%
Ratio of expense reimbursements to average net assets	(3.71) %	(5.99) %
Ratio of net expenses to average net assets	0.55%	0.55%
Ratio of net investment loss to average net assets	(0.15) %	(0.06) %
Portfolio turnover rate	35.58%	33.05%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Amount was less than $0.005 per share.
(d)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Growth & Income Fund	Class A
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$75.50	$57.50	$52.35	$61.76	$43.88	$43.55
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.45	0.91	0.85	0.71	0.63	0.69
Net realized and unrealized gain (loss) on investments	(1.98)	17.89	5.09	(7.49)	18.47	1.88
Total from investment operations	(1.53)	18.80	5.94	(6.78)	19.10	2.57
Dividends from net investment income	(0.47)	(0.80)	(0.79)	(0.56)	(0.55)	(0.66)
Distributions from net realized gains	—	—	—	(2.07)	(0.67)	(1.58)
Net asset value, end of period	$73.50	$75.50	$57.50	$52.35	$61.76	$43.88
Total return(c)	(2.05) %	32.85%	11.39%	(11.53) %	44.12%	5.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$179,405	$181,762	$128,090	$108,039	$106,439	$74,251
Ratio of net expenses to average net assets	0.91%	0.95%	0.96%	0.97%	0.98%	1.06%
Ratio of net investment income to average net assets	1.19%	1.31%	1.51%	1.24%	1.15%	1.60%
Portfolio turnover rate	1.50%	1.53%	4.29%	1.96%	8.40%	9.29%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Growth & Income Fund	Class C
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$74.15	$56.51	$51.46	$60.77	$43.22	$42.93
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.16	0.38	0.43	0.28	0.21	0.36
Net realized and unrealized gain (loss) on investments	(1.94)	17.57	5.00	(7.38)	18.18	1.85
Total from investment operations	(1.78)	17.95	5.43	(7.10)	18.39	2.21
Dividends from net investment income	(0.17)	(0.31)	(0.38)	(0.14)	(0.17)	(0.34)
Distributions from net realized gains	—	—	—	(2.07)	(0.67)	(1.58)
Net asset value, end of period	$72.20	$74.15	$56.51	$51.46	$60.77	$43.22
Total return(c)	(2.41) %	31.84%	10.56%	(12.18) %	43.01%	5.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$30,961	$33,206	$24,149	$21,111	$18,194	$13,127
Ratio of net expenses to average net assets	1.66%	1.70%	1.71%	1.73%	1.73%	1.81%
Ratio of net investment income to average net assets	0.44%	0.56%	0.77%	0.49%	0.40%	0.86%
Portfolio turnover rate	1.50%	1.53%	4.29%	1.96%	8.40%	9.29%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Growth & Income Fund	Class Z
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$75.63	$57.58	$52.42	$61.84	$43.94	$43.60
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.57	1.12	1.03	0.90	0.80	0.86
Net realized and unrealized gain (loss) on investments	(1.99)	17.92	5.10	(7.51)	18.49	1.88
Total from investment operations	(1.42)	19.04	6.13	(6.61)	19.29	2.74
Dividends from net investment income	(0.60)	(0.99)	(0.97)	(0.74)	(0.72)	(0.82)
Distributions from net realized gains	—	—	—	(2.07)	(0.67)	(1.58)
Net asset value, end of period	$73.61	$75.63	$57.58	$52.42	$61.84	$43.94
Total return(c)	(1.90) %	33.26%	11.75%	(11.25) %	44.54%	6.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$449,179	$421,040	$168,445	$115,251	$38,021	$21,672
Ratio of gross expenses to average net assets	0.60%	0.64%	0.65%	0.65%	0.66%	0.73%
Ratio of expense reimbursements to average net assets	—	—	—	—	— (d)	(0.04) %
Ratio of net expenses to average net assets	0.60%	0.64%	0.65%	0.65%	0.66%	0.69%
Ratio of net investment income to average net assets	1.49%	1.59%	1.82%	1.62%	1.45%	2.00%
Portfolio turnover rate	1.50%	1.53%	4.29%	1.96%	8.40%	9.29%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Amount was less than 0.005%.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger 35 Fund	Class Z
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021(b)	Year Ended 10/31/2020(b)
Net asset value, beginning of period	$15.56	$9.68	$9.55	$21.33	$17.41	$11.61
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(c)	(0.02)	(0.02)	(0.01)	— (d)	(0.01)	(0.05)
Net realized and unrealized gain (loss) on investments	0.29	5.90	0.14	(6.68)	6.95	5.87
Total from investment operations	0.27	5.88	0.13	(6.68)	6.94	5.82
Dividends from net investment income	(0.06)	—	— (d)	—	— (e)	(0.02)
Distributions from net realized gains	—	—	—	(5.10)	(3.02)	—
Net asset value, end of period	$15.77	$15.56	$9.68	$9.55	$21.33	$17.41
Total return(f)	1.66%	60.74%	1.38%	(39.09) %	44.27%	50.22%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$31,812	$31,348	$25,640	$25,976	$44,159	$14,128
Ratio of gross expenses to average net assets	0.72%	0.89%	0.97%	0.94%	0.92%	2.02%
Ratio of expense reimbursements to average net assets	(0.16) %	(0.33) %	(0.40) %	(0.39) %	(0.52) %	(1.12) %
Ratio of net expenses to average net assets	0.56%	0.56%	0.57%	0.55%	0.40%	0.90%
Ratio of net investment income (loss) to average net assets	(0.25) %	(0.18) %	(0.12) %	0.01%	(0.07) %	0.36%
Portfolio turnover rate	106.52%	254.89%	412.77%	202.40%	136.61%	121.74%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Class P Shares were reclassified as Class Z Shares on May 7, 2021 and after the close of business on October 29, 2021, Class P-2 Shares were converted to Class Z Shares.
(c)	Amount was computed based on average shares outstanding during the period.
(d)	Amount was less than $0.005 per share.
(e)	Amount was more than $(0.001) per share.
(f)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap Focus Fund	Class A
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	From 7/29/2021 (commencement of operations) to 10/31/2021(a)
Net asset value, beginning of period	$16.29	$11.33	$12.14	$23.43	$20.67
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.06)	(0.10)	(0.10)	(0.09)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.60)	5.06	(0.71)	(9.14)	2.80
Total from investment operations	(0.66)	4.96	(0.81)	(9.23)	2.76
Distributions from net realized gains	—	—	—	(2.06)	—
Net asset value, end of period	$15.63	$16.29	$11.33	$12.14	$23.43
Total return(c)	(4.05) %	43.78%	(6.67) %	(42.27) %	13.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$7,033	$5,972	$3,307	$5,083	$1,669
Ratio of net expenses to average net assets	1.09%	1.19%	1.14%	1.05%	0.96%
Ratio of net investment loss to average net assets	(0.74) %	(0.69) %	(0.80) %	(0.66) %	(0.72) %
Portfolio turnover rate	117.35%	94.67%	121.07%	267.86%	250.31%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap Focus Fund	Class C
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	From 7/29/2021 (commencement of operations) to 10/31/2021(a)
Net asset value, beginning of period	$15.87	$11.13	$12.01	$23.38	$20.67
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.13)	(0.21)	(0.19)	(0.21)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.57)	4.95	(0.69)	(9.10)	2.80
Total from investment operations	(0.70)	4.74	(0.88)	(9.31)	2.71
Distributions from net realized gains	—	—	—	(2.06)	—
Net asset value, end of period	$15.17	$15.87	$11.13	$12.01	$23.38
Total return(c)	(4.47) %	42.59%	(7.33) %	(42.78) %	13.16%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$3,333	$3,139	$2,070	$2,433	$2,317
Ratio of gross expenses to average net assets	1.90%	1.97%	1.96%	1.85%	1.76%
Ratio of expense reimbursements to average net assets	—	—	(0.02) %	—	—
Ratio of net expenses to average net assets	1.90%	1.97%	1.94%	1.85%	1.76%
Ratio of net investment loss to average net assets	(1.56) %	(1.47) %	(1.60) %	(1.46) %	(1.50) %
Portfolio turnover rate	117.35%	94.67%	121.07%	267.86%	250.31%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap Focus Fund	Class I
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$16.31	$11.34	$12.14	$23.43	$15.10	$9.70
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.07)	(0.09)	(0.08)	(0.10)	(0.17)	(0.14)
Net realized and unrealized gain (loss) on investments	(0.59)	5.06	(0.72)	(9.13)	8.76	5.54
Total from investment operations	(0.66)	4.97	(0.80)	(9.23)	8.59	5.40
Distributions from net realized gains	—	—	—	(2.06)	(0.26)	—
Net asset value, end of period	$15.65	$16.31	$11.34	$12.14	$23.43	$15.10
Total return(c)	(4.05) %	43.83%	(6.59) %	(42.28) %	57.36%	55.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$8,007	$8,915	$11,512	$62,499	$145,539	$67,796
Ratio of gross expenses to average net assets	1.14%	1.11%	1.12%	1.01%	0.95%	1.14%
Ratio of expense reimbursements to average net assets	—	—	—	—	—	(0.03) %
Ratio of net expenses to average net assets	1.14%	1.11%	1.12%	1.01%	0.95%	1.11%
Ratio of net investment loss to average net assets	(0.81) %	(0.62) %	(0.67) %	(0.63) %	(0.85) %	(1.04) %
Portfolio turnover rate	117.35%	94.67%	121.07%	267.86%	250.31%	123.43%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap Focus Fund	Class Y
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	From 2/26/2021 (commencement of operations) to 10/31/2021(a)
Net asset value, beginning of period	$16.59	$11.49	$12.26	$23.56	$20.65
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.04)	(0.06)	(0.04)	(0.06)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.59)	5.16	(0.73)	(9.18)	2.99
Total from investment operations	(0.63)	5.10	(0.77)	(9.24)	2.91
Distributions from net realized gains	—	—	—	(2.06)	—
Net asset value, end of period	$15.96	$16.59	$11.49	$12.26	$23.56
Total return(c)	(3.80) %	44.39%	(6.28) %	(42.07) %	14.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$635	$1,827	$189	$443	$137
Ratio of gross expenses to average net assets	0.80%	0.87%	0.84%	0.74%	0.72%
Ratio of expense reimbursements to average net assets	(0.06) %	(0.09) %	(0.12) %	(0.05) %	(0.02) %
Ratio of net expenses to average net assets	0.74%	0.78%	0.72%	0.69%	0.70%
Ratio of net investment loss to average net assets	(0.43) %	(0.37) %	(0.32) %	(0.44) %	(0.57) %
Portfolio turnover rate	117.35%	94.67%	121.07%	267.86%	250.31%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap Focus Fund	Class Z
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$16.56	$11.49	$12.26	$23.57	$15.15	$9.71
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.04)	(0.05)	(0.06)	(0.05)	(0.12)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.61)	5.12	(0.71)	(9.20)	8.80	5.54
Total from investment operations	(0.65)	5.07	(0.77)	(9.25)	8.68	5.44
Distributions from net realized gains	—	—	—	(2.06)	(0.26)	—
Net asset value, end of period	$15.91	$16.56	$11.49	$12.26	$23.57	$15.15
Total return(c)	(3.93) %	44.13%	(6.28) %	(42.10) %	57.77%	55.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$212,752	$241,746	$217,843	$365,976	$795,479	$307,532
Ratio of gross expenses to average net assets	0.80%	0.87%	0.83%	0.71%	0.68%	0.91%
Ratio of expense reimbursements to average net assets	—	—	—	—	—	(0.05) %
Ratio of net expenses to average net assets	0.80%	0.87%	0.83%	0.71%	0.68%	0.86%
Ratio of net investment loss to average net assets	(0.46) %	(0.36) %	(0.48) %	(0.33) %	(0.58) %	(0.77) %
Portfolio turnover rate	117.35%	94.67%	121.07%	267.86%	250.31%	123.43%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap Growth Fund	Class A
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$14.68	$10.84	$10.82	$25.20	$19.29	$14.81
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.06)	(0.08)	(0.08)	(0.09)	0.48	(0.12)
Net realized and unrealized gain (loss) on investments	(0.28)	3.92	0.10	(7.71)	7.58	5.80
Total from investment operations	(0.34)	3.84	0.02	(7.80)	8.06	5.68
Dividends from net investment income	—	—	—	(0.45)	—	—
Distributions from net realized gains	—	—	—	(6.13)	(2.15)	(1.20)
Net asset value, end of period	$14.34	$14.68	$10.84	$10.82	$25.20	$19.29
Total return(c)	(2.32) %	35.42%	0.18%	(39.13) %	44.05%(d)	41.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$154,178	$165,133	$134,439	$146,648	$259,895	$187,552
Ratio of net expenses to average net assets	1.22%	1.27%	1.27%	1.24%	1.21%	1.30%
Ratio of net investment income (loss) to average net assets	(0.76) %	(0.57) %	(0.69) %	(0.68) %	2.15%	(0.76) %
Portfolio turnover rate	44.51%	55.90%	78.35%	204.79%	170.96%	181.73%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
Mid Cap Growth Fund received a Fair Fund distribution of $9,346,397, which contributed approximately 3.89% to its annual return

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap Growth Fund	Class B
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$9.18	$6.79	$6.78	$18.60	$14.70	$11.55
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.04)	(0.06)	(0.05)	(0.06)	0.35	(0.08)
Net realized and unrealized gain (loss) on investments	(0.18)	2.45	0.06	(5.15)	5.70	4.43
Total from investment operations	(0.22)	2.39	0.01	(5.21)	6.05	4.35
Dividends from net investment income	—	—	—	(0.48)	—	—
Distributions from net realized gains	—	—	—	(6.13)	(2.15)	(1.20)
Net asset value, end of period	$8.96	$9.18	$6.79	$6.78	$18.60	$14.70
Total return(c)	(2.40) %	35.20%	0.15%	(39.16) %	44.24%(d)	41.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$11,269	$12,040	$9,563	$10,404	$18,276	$15,411
Ratio of gross expenses to average net assets	1.93%	1.99%	1.98%	1.95%	1.93%	2.03%
Ratio of expense reimbursements to average net assets	(0.57) %	(0.61) %	(0.66) %	(0.67) %	(0.76) %	(0.82) %
Ratio of net expenses to average net assets	1.36%	1.38%	1.32%	1.28%	1.17%	1.21%
Ratio of net investment income (loss) to average net assets	(0.90) %	(0.68) %	(0.73) %	(0.71) %	2.08%	(0.66) %
Portfolio turnover rate	44.51%	55.90%	78.35%	204.79%	170.96%	181.73%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
Mid Cap Growth Fund received a Fair Fund distribution of $9,346,397, which contributed approximately 3.89% to its annual return

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap Growth Fund	Class C
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$8.46	$6.30	$6.34	$17.82	$14.26	$11.33
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.07)	(0.10)	(0.10)	(0.12)	0.23	(0.18)
Net realized and unrealized gain (loss) on investments	(0.16)	2.26	0.06	(4.88)	5.48	4.31
Total from investment operations	(0.23)	2.16	(0.04)	(5.00)	5.71	4.13
Dividends from net investment income	—	—	—	(0.35)	—	—
Distributions from net realized gains	—	—	—	(6.13)	(2.15)	(1.20)
Net asset value, end of period	$8.23	$8.46	$6.30	$6.34	$17.82	$14.26
Total return(c)	(2.72) %	34.29%	(0.63) %	(39.60) %	42.91%(d)	40.26%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$3,043	$3,703	$3,319	$4,562	$8,244	$5,691
Ratio of net expenses to average net assets	2.04%	2.01%	2.13%	2.05%	2.00%	2.10%
Ratio of net investment income (loss) to average net assets	(1.58) %	(1.31) %	(1.54) %	(1.49) %	1.41%	(1.52) %
Portfolio turnover rate	44.51%	55.90%	78.35%	204.79%	170.96%	181.73%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
Mid Cap Growth Fund received a Fair Fund distribution of $9,346,397, which contributed approximately 3.89% to its annual return

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap Growth Fund	Class Z
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$15.23	$11.22	$11.16	$25.78	$19.63	$15.01
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.04)	(0.04)	(0.05)	(0.05)	0.63	(0.07)
Net realized and unrealized gain (loss) on investments	(0.29)	4.05	0.11	(7.92)	7.67	5.89
Total from investment operations	(0.33)	4.01	0.06	(7.97)	8.30	5.82
Dividends from net investment income	—	—	—	(0.52)	—	—
Distributions from net realized gains	—	—	—	(6.13)	(2.15)	(1.20)
Net asset value, end of period	$14.90	$15.23	$11.22	$11.16	$25.78	$19.63
Total return(c)	(2.17) %	35.74%	0.54%	(38.95) %	44.55%(d)	41.75%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$57,637	$60,776	$42,274	$30,488	$52,746	$26,804
Ratio of net expenses to average net assets	0.91%	0.98%	0.96%	0.93%	0.92%	0.99%
Ratio of net investment income (loss) to average net assets	(0.45) %	(0.28) %	(0.41) %	(0.37) %	2.75%	(0.46) %
Portfolio turnover rate	44.51%	55.90%	78.35%	204.79%	170.96%	181.73%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
Mid Cap Growth Fund received a Fair Fund distribution of $9,346,397, which contributed approximately 3.89% to its annual return

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Growth Fund	Class A
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$10.14	$7.90	$8.83	$16.21	$12.59	$9.34
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.05)	(0.11)	(0.08)	(0.11)	(0.07)	(0.12)
Net realized and unrealized gain (loss) on investments	(1.52)	2.35	(0.85)	(5.93)	3.76	3.91
Total from investment operations	(1.57)	2.24	(0.93)	(6.04)	3.69	3.79
Dividends from net investment income	—	— (c)	—	—	—	—
Distributions from net realized gains	—	—	—	(1.34)	(0.07)	(0.54)
Net asset value, end of period	$8.57	$10.14	$7.90	$8.83	$16.21	$12.59
Total return(d)	(15.48) %	28.40%	(10.53) %	(39.87) %	29.27%(e)	42.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$95,326	$120,113	$110,041	$142,244	$262,708	$187,489
Ratio of net expenses to average net assets	1.32%	1.34%	1.32%	1.29%	1.23%	1.33%
Ratio of net investment loss to average net assets	(1.10) %	(1.11) %	(0.93) %	(1.01) %	(0.46) %	(1.11) %
Portfolio turnover rate	18.11%	49.68%	30.15%	15.44%	34.85%	12.67%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Amount was less than $0.005 per share.
(d)	Does not reflect the effect of sales charges, if applicable.
(e)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
Small Cap Growth Fund received a Fair Fund distribution of $3,738,004, which contributed approximately 0.72% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Growth Fund	Class B
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$6.82	$5.31	$5.94	$11.41	$8.88	$6.74
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.03)	(0.07)	(0.06)	(0.08)	(0.05)	(0.08)
Net realized and unrealized gain (loss) on investments	(1.02)	1.58	(0.57)	(4.05)	2.65	2.76
Total from investment operations	(1.05)	1.51	(0.63)	(4.13)	2.60	2.68
Distributions from net realized gains	—	—	—	(1.34)	(0.07)	(0.54)
Net asset value, end of period	$5.77	$6.82	$5.31	$5.94	$11.41	$8.88
Total return(c)	(15.40) %	28.44%	(10.61) %	(39.91) %	29.38%(d)	42.68%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$1,399	$1,840	$2,212	$3,038	$5,821	$5,095
Ratio of gross expenses to average net assets	2.04%	2.04%	2.05%	2.00%	1.96%	2.07%
Ratio of expense reimbursements to average net assets	(0.95) %	(0.80) %	(0.64) %	(0.64) %	(0.74) %	(0.73) %
Ratio of net expenses to average net assets	1.09%	1.24%	1.41%	1.36%	1.22%	1.34%
Ratio of net investment loss to average net assets	(0.87) %	(1.01) %	(1.02) %	(1.09) %	(0.48) %	(1.11) %
Portfolio turnover rate	18.11%	49.68%	30.15%	15.44%	34.85%	12.67%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
Small Cap Growth Fund received a Fair Fund distribution of $3,738,004, which contributed approximately 0.72% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Growth Fund	Class C
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$6.22	$4.89	$5.51	$10.76	$8.44	$6.47
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.06)	(0.11)	(0.09)	(0.12)	(0.13)	(0.14)
Net realized and unrealized gain (loss) on investments	(0.92)	1.44	(0.53)	(3.79)	2.52	2.65
Total from investment operations	(0.98)	1.33	(0.62)	(3.91)	2.39	2.51
Distributions from net realized gains	—	—	—	(1.34)	(0.07)	(0.54)
Net asset value, end of period	$5.24	$6.22	$4.89	$5.51	$10.76	$8.44
Total return(c)	(15.76) %	27.20%	(11.25) %	(40.32) %	28.41%(d)	41.76%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$10,878	$14,614	$14,851	$21,105	$39,148	$18,365
Ratio of net expenses to average net assets	2.12%	2.13%	2.12%	2.09%	2.00%	2.09%
Ratio of net investment loss to average net assets	(1.90) %	(1.90) %	(1.72) %	(1.81) %	(1.21) %	(1.90) %
Portfolio turnover rate	18.11%	49.68%	30.15%	15.44%	34.85%	12.67%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
Small Cap Growth Fund received a Fair Fund distribution of $3,738,004, which contributed approximately 0.72% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Growth Fund	Class Y
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	From 12/31/2021 (commencement of operations) to 10/31/2022(a)
Net asset value, beginning of period	$10.72	$8.36	$9.31	$13.84
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.03)	(0.06)	(0.04)	(0.04)
Net realized and unrealized gain (loss) on investments	(1.60)	2.47	(0.91)	(4.49)
Total from investment operations	(1.63)	2.41	(0.95)	(4.53)
Dividends from net investment income	—	(0.05)	—	—
Net asset value, end of period	$9.09	$10.72	$8.36	$9.31
Total return(c)	(15.21) %	28.85%	(10.20) %	(32.73) %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$28	$203	$7,258	$8,050
Ratio of gross expenses to average net assets	1.11%	1.02%	0.99%	0.96%
Ratio of expense reimbursements to average net assets	(0.26) %	(0.16) %	(0.14) %	(0.12) %
Ratio of net expenses to average net assets	0.85%	0.86%	0.85%	0.84%
Ratio of net investment loss to average net assets	(0.63) %	(0.63) %	(0.47) %	(0.44) %
Portfolio turnover rate	18.11%	49.68%	30.15%	15.44%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Growth Fund	Class Z
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$10.70	$8.34	$9.29	$16.92	$13.10	$9.66
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.04)	(0.08)	(0.05)	(0.08)	(0.02)	(0.10)
Net realized and unrealized gain (loss) on investments	(1.60)	2.47	(0.90)	(6.21)	3.91	4.08
Total from investment operations	(1.64)	2.39	(0.95)	(6.29)	3.89	3.98
Dividends from net investment income	—	(0.03)	—	—	—	—
Distributions from net realized gains	—	—	—	(1.34)	(0.07)	(0.54)
Net asset value, end of period	$9.06	$10.70	$8.34	$9.29	$16.92	$13.10
Total return(c)	(15.33) %	28.74%	(10.23) %	(39.66) %	29.66%(d)	43.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$69,206	$107,674	$138,502	$214,819	$383,748	$179,276
Ratio of gross expenses to average net assets	1.00%	1.03%	0.99%	0.96%	0.93%	1.00%
Ratio of expense reimbursements to average net assets	—	(0.03) %	—	—	—	(0.03) %
Ratio of net expenses to average net assets	1.00%	1.00%	0.99%	0.96%	0.93%	0.97%
Ratio of net investment loss to average net assets	(0.78) %	(0.77) %	(0.59) %	(0.68) %	(0.12) %	(0.81) %
Portfolio turnover rate	18.11%	49.68%	30.15%	15.44%	34.85%	12.67%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
Small Cap Growth Fund received a Fair Fund distribution of $3,738,004, which contributed approximately 0.72% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Focus Fund	Class A
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$18.27	$13.95	$16.91	$31.74	$26.22	$19.93
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.10)	(0.20)	(0.19)	(0.19)	(0.31)	(0.25)
Net realized and unrealized gain (loss) on investments	(2.08)	4.52	(2.77)	(12.84)	5.83	7.03
Total from investment operations	(2.18)	4.32	(2.96)	(13.03)	5.52	6.78
Dividends from net investment income	—	—	—	—	—	(0.19)
Distributions from net realized gains	—	—	—	(1.80)	—	(0.30)
Net asset value, end of period	$16.09	$18.27	$13.95	$16.91	$31.74	$26.22
Total return(c)	(11.93) %	30.97%	(17.50) %	(42.88) %	21.05%	34.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$104,112	$127,360	$128,366	$226,738	$560,577	$566,606
Ratio of net expenses to average net assets	1.29%	1.22%	1.48%	1.32%	1.18%	1.22%
Ratio of net investment loss to average net assets	(1.08) %	(1.14) %	(1.18) %	(0.96) %	(0.98) %	(1.11) %
Portfolio turnover rate	33.24%	60.26%	68.04%	37.57%	56.71%	37.49%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Focus Fund	Class C
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$15.74	$12.11	$14.75	$28.12	$23.40	$17.85
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.14)	(0.28)	(0.24)	(0.28)	(0.47)	(0.37)
Net realized and unrealized gain (loss) on investments	(1.79)	3.91	(2.40)	(11.29)	5.19	6.30
Total from investment operations	(1.93)	3.63	(2.64)	(11.57)	4.72	5.93
Dividends from net investment income	—	—	—	—	—	(0.08)
Distributions from net realized gains	—	—	—	(1.80)	—	(0.30)
Net asset value, end of period	$13.81	$15.74	$12.11	$14.75	$28.12	$23.40
Total return(c)	(12.26) %	30.08%	(17.97) %	(43.23) %	20.17%	33.85%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$37,208	$53,942	$62,091	$108,988	$267,800	$248,577
Ratio of net expenses to average net assets	1.99%	1.94%	2.02%	1.93%	1.90%	1.94%
Ratio of net investment loss to average net assets	(1.78) %	(1.86) %	(1.72) %	(1.57) %	(1.70) %	(1.83) %
Portfolio turnover rate	33.24%	60.26%	68.04%	37.57%	56.71%	37.49%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Focus Fund	Class I
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$18.90	$14.42	$17.44	$32.61	$26.93	$20.44
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.10)	(0.19)	(0.15)	(0.18)	(0.31)	(0.24)
Net realized and unrealized gain (loss) on investments	(2.15)	4.67	(2.87)	(13.19)	5.99	7.22
Total from investment operations	(2.25)	4.48	(3.02)	(13.37)	5.68	6.98
Dividends from net investment income	—	—	—	—	—	(0.19)
Distributions from net realized gains	—	—	—	(1.80)	—	(0.30)
Net asset value, end of period	$16.65	$18.90	$14.42	$17.44	$32.61	$26.93
Total return(c)	(11.91) %	31.07%	(17.32) %	(42.77) %	21.09%	34.86%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$28,879	$42,351	$52,678	$144,513	$421,986	$360,756
Ratio of net expenses to average net assets	1.21%	1.15%	1.24%	1.18%	1.14%	1.15%
Ratio of net investment loss to average net assets	(1.01) %	(1.06) %	(0.91) %	(0.83) %	(0.95) %	(1.04) %
Portfolio turnover rate	33.24%	60.26%	68.04%	37.57%	56.71%	37.49%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Focus Fund	Class Y
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$19.51	$14.85	$17.89	$33.29	$27.41	$20.79
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.06)	(0.14)	(0.09)	(0.09)	(0.21)	(0.18)
Net realized and unrealized gain (loss) on investments	(2.23)	4.80	(2.95)	(13.51)	6.09	7.36
Total from investment operations	(2.29)	4.66	(3.04)	(13.60)	5.88	7.18
Dividends from net investment income	—	—	—	—	—	(0.26)
Distributions from net realized gains	—	—	—	(1.80)	—	(0.30)
Net asset value, end of period	$17.22	$19.51	$14.85	$17.89	$33.29	$27.41
Total return(c)	(11.74) %	31.38%	(16.99) %	(42.58) %	21.45%	35.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$33,954	$75,589	$136,084	$257,064	$394,801	$266,570
Ratio of gross expenses to average net assets	0.87%	0.89%	0.90%	0.85%	0.83%	0.84%
Ratio of expense reimbursements to average net assets	(0.01) %	(0.03) %	(0.04) %	—	—	— (d)
Ratio of net expenses to average net assets	0.86%	0.86%	0.86%	0.85%	0.83%	0.84%
Ratio of net investment loss to average net assets	(0.65) %	(0.77) %	(0.55) %	(0.46) %	(0.65) %	(0.74) %
Portfolio turnover rate	33.24%	60.26%	68.04%	37.57%	56.71%	37.49%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Amount was more than (0.005)% per share.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Focus Fund	Class Z
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$19.50	$14.84	$17.88	$33.29	$27.41	$20.79
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.07)	(0.15)	(0.10)	(0.10)	(0.21)	(0.18)
Net realized and unrealized gain (loss) on investments	(2.22)	4.81	(2.94)	(13.51)	6.09	7.36
Total from investment operations	(2.29)	4.66	(3.04)	(13.61)	5.88	7.18
Dividends from net investment income	—	—	—	—	—	(0.26)
Distributions from net realized gains	—	—	—	(1.80)	—	(0.30)
Net asset value, end of period	$17.21	$19.50	$14.84	$17.88	$33.29	$27.41
Total return(c)	(11.74) %	31.40%	(17.00) %	(42.61) %	21.45%	35.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$653,657	$915,671	$1,124,448	$2,192,139	$6,195,714	$4,499,832
Ratio of net expenses to average net assets	0.87%	0.89%	0.88%	0.84%	0.83%	0.85%
Ratio of net investment loss to average net assets	(0.66) %	(0.81) %	(0.58) %	(0.49) %	(0.65) %	(0.74) %
Portfolio turnover rate	33.24%	60.26%	68.04%	37.57%	56.71%	37.49%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Weatherbie Specialized Growth Fund	Class A
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$12.95	$10.12	$11.57	$24.96	$17.46	$13.30
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.06)	(0.11)	(0.10)	(0.14)	(0.23)	(0.16)
Net realized and unrealized gain (loss) on investments	(1.22)	2.94	(1.35)	(8.91)	8.70	4.88
Total from investment operations	(1.28)	2.83	(1.45)	(9.05)	8.47	4.72
Distributions from net realized gains	—	—	—	(4.34)	(0.97)	(0.56)
Net asset value, end of period	$11.67	$12.95	$10.12	$11.57	$24.96	$17.46
Total return(c)	(9.88) %	27.96%	(12.53) %	(42.03) %	49.80%	36.57%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$66,722	$85,078	$86,257	$119,741	$259,394	$174,709
Ratio of net expenses to average net assets	1.29%	1.26%	1.32%	1.25%	1.20%	1.27%
Ratio of net investment loss to average net assets	(0.96) %	(0.89) %	(0.90) %	(0.95) %	(1.03) %	(1.09) %
Portfolio turnover rate	30.76%	46.68%	40.32%	55.97%	61.53%	66.84%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Weatherbie Specialized Growth Fund	Class C
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$6.93	$5.45	$6.29	$15.93	$11.52	$9.01
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.06)	(0.11)	(0.10)	(0.14)	(0.25)	(0.19)
Net realized and unrealized gain (loss) on investments	(0.65)	1.59	(0.74)	(5.16)	5.63	3.26
Total from investment operations	(0.71)	1.48	(0.84)	(5.30)	5.38	3.07
Distributions from net realized gains	—	—	—	(4.34)	(0.97)	(0.56)
Net asset value, end of period	$6.22	$6.93	$5.45	$6.29	$15.93	$11.52
Total return(c)	(10.25) %	27.16%	(13.35) %	(42.46) %	48.68%	35.62%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$19,307	$24,858	$29,559	$44,815	$103,331	$64,497
Ratio of net expenses to average net assets	2.07%	2.03%	2.08%	2.02%	1.95%	2.03%
Ratio of net investment loss to average net assets	(1.73) %	(1.66) %	(1.67) %	(1.72) %	(1.79) %	(1.85) %
Portfolio turnover rate	30.76%	46.68%	40.32%	55.97%	61.53%	66.84%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Weatherbie Specialized Growth Fund	Class I
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$13.41	$10.48	$11.99	$25.67	$17.94	$13.64
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.07)	(0.12)	(0.10)	(0.14)	(0.23)	(0.16)
Net realized and unrealized gain (loss) on investments	(1.26)	3.05	(1.41)	(9.20)	8.93	5.02
Total from investment operations	(1.33)	2.93	(1.51)	(9.34)	8.70	4.86
Distributions from net realized gains	—	—	—	(4.34)	(0.97)	(0.56)
Net asset value, end of period	$12.08	$13.41	$10.48	$11.99	$25.67	$17.94
Total return(c)	(9.92) %	27.96%	(12.59) %	(42.02) %	49.81%	36.69%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$8,100	$10,927	$13,179	$29,612	$77,214	$66,294
Ratio of net expenses to average net assets	1.34%	1.28%	1.31%	1.25%	1.19%	1.24%
Ratio of net investment loss to average net assets	(1.01) %	(0.91) %	(0.88) %	(0.95) %	(1.02) %	(1.07) %
Portfolio turnover rate	30.76%	46.68%	40.32%	55.97%	61.53%	66.84%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Weatherbie Specialized Growth Fund	Class Y
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$13.87	$10.79	$12.29	$26.12	$18.17	$13.77
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.04)	(0.07)	(0.06)	(0.08)	(0.16)	(0.11)
Net realized and unrealized gain (loss) on investments	(1.31)	3.15	(1.44)	(9.41)	9.08	5.07
Total from investment operations	(1.35)	3.08	(1.50)	(9.49)	8.92	4.96
Distributions from net realized gains	—	—	—	(4.34)	(0.97)	(0.56)
Net asset value, end of period	$12.52	$13.87	$10.79	$12.29	$26.12	$18.17
Total return(c)	(9.73) %	28.54%	(12.21) %	(41.81) %	50.35%	37.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$46,445	$53,330	$43,625	$47,379	$61,163	$32,702
Ratio of gross expenses to average net assets	0.94%	0.96%	0.96%	0.91%	0.89%	0.94%
Ratio of expense reimbursements to average net assets	(0.06) %	(0.07) %	(0.07) %	(0.04) %	(0.02) %	(0.07) %
Ratio of net expenses to average net assets	0.88%	0.89%	0.89%	0.87%	0.87%	0.87%
Ratio of net investment loss to average net assets	(0.55) %	(0.51) %	(0.47) %	(0.55) %	(0.70) %	(0.69) %
Portfolio turnover rate	30.76%	46.68%	40.32%	55.97%	61.53%	66.84%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Weatherbie Specialized Growth Fund	Class Z
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$14.34	$11.17	$12.73	$26.87	$18.68	$14.15
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.05)	(0.08)	(0.07)	(0.10)	(0.17)	(0.12)
Net realized and unrealized gain (loss) on investments	(1.35)	3.25	(1.49)	(9.70)	9.33	5.21
Total from investment operations	(1.40)	3.17	(1.56)	(9.80)	9.16	5.09
Distributions from net realized gains	—	—	—	(4.34)	(0.97)	(0.56)
Net asset value, end of period	$12.94	$14.34	$11.17	$12.73	$26.87	$18.68
Total return(c)	(9.76) %	28.38%	(12.25) %	(41.82) %	50.32%	37.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$201,814	$302,850	$339,777	$535,172	$1,277,576	$620,005
Ratio of net expenses to average net assets	0.94%	0.96%	0.96%	0.91%	0.88%	0.94%
Ratio of net investment loss to average net assets	(0.61) %	(0.59) %	(0.54) %	(0.61) %	(0.72) %	(0.76) %
Portfolio turnover rate	30.76%	46.68%	40.32%	55.97%	61.53%	66.84%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger International Opportunities Fund	Class A
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$20.18	$15.78	$15.23	$25.12	$18.67	$15.51
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.01	0.02	(0.03)	(0.10)	(0.11)	(0.06)
Net realized and unrealized gain (loss) on investments	1.00	4.38	0.58	(7.82)	6.56	3.91
Total from investment operations	1.01	4.40	0.55	(7.92)	6.45	3.85
Dividends from net investment income	—	—	—	—	—	(0.69)
Distributions from net realized gains	(0.99)	—	—	(1.97)	—	—
Net asset value, end of period	$20.20	$20.18	$15.78	$15.23	$25.12	$18.67
Total return(c)	5.23%	27.88%	3.61%	(34.27) %	34.87%(d)	25.69%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$116,861	$115,335	$97,018	$100,262	$158,223	$120,832
Ratio of net expenses to average net assets	1.25%	1.30%	1.31%	1.27%	1.22%	1.34%
Ratio of net investment income (loss) to average net assets	0.12%	0.12%	(0.15) %	(0.53) %	(0.49) %	(0.37) %
Portfolio turnover rate	47.88%	93.24%	52.23%	49.36%	75.27%	105.22%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
International Opportunities Fund received a Fair Fund distribution of $159,091, which contributed approximately
0.11% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger International Opportunities Fund	Class B
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$17.28	$13.51	$13.04	$21.81	$16.19	$13.44
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.01	0.01	(0.02)	(0.09)	(0.08)	(0.02)
Net realized and unrealized gain (loss) on investments	0.85	3.76	0.49	(6.71)	5.70	3.38
Total from investment operations	0.86	3.77	0.47	(6.80)	5.62	3.36
Dividends from net investment income	—	—	—	—	—	(0.61)
Distributions from net realized gains	(0.99)	—	—	(1.97)	—	—
Net asset value, end of period	$17.15	$17.28	$13.51	$13.04	$21.81	$16.19
Total return(c)	5.24%	27.91%	3.60%	(34.30) %	35.02%(d)	25.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$14,256	$14,584	$12,465	$13,200	$22,147	$18,427
Ratio of gross expenses to average net assets	1.96%	2.00%	2.00%	1.97%	1.94%	2.05%
Ratio of expense reimbursements to average net assets	(0.69) %	(0.66) %	(0.70) %	(0.69) %	(0.82) %	(0.88) %
Ratio of net expenses to average net assets	1.27%	1.34%	1.30%	1.28%	1.12%	1.17%
Ratio of net investment income (loss) to average net assets	0.09%	0.08%	(0.15) %	(0.54) %	(0.39) %	(0.18) %
Portfolio turnover rate	47.88%	93.24%	52.23%	49.36%	75.27%	105.22%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
International Opportunities Fund received a Fair Fund distribution of $159,091, which contributed approximately
0.11% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger International Opportunities Fund	Class C
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$16.15	$12.69	$12.37	$20.94	$15.68	$13.11
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.06)	(0.08)	(0.15)	(0.22)	(0.24)	(0.15)
Net realized and unrealized gain (loss) on investments	0.79	3.54	0.47	(6.38)	5.50	3.29
Total from investment operations	0.73	3.46	0.32	(6.60)	5.26	3.14
Dividends from net investment income	—	—	—	—	—	(0.57)
Distributions from net realized gains	(0.99)	—	—	(1.97)	—	—
Net asset value, end of period	$15.89	$16.15	$12.69	$12.37	$20.94	$15.68
Total return(c)	4.78%	27.17%	2.67%	(34.82) %	33.86%(d)	24.68%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$980	$899	$1,138	$1,594	$4,368	$2,760
Ratio of net expenses to average net assets	2.12%	1.92%	2.21%	2.09%	1.97%	2.13%
Ratio of net investment loss to average net assets	(0.75) %	(0.55) %	(1.07) %	(1.40) %	(1.23) %	(1.13) %
Portfolio turnover rate	47.88%	93.24%	52.23%	49.36%	75.27%	105.22%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
International Opportunities Fund received a Fair Fund distribution of $159,091, which contributed approximately
0.11% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger International Opportunities Fund	Class I
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$20.26	$15.83	$15.28	$25.20	$18.72	$15.54
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.01	0.02	(0.02)	(0.08)	(0.10)	(0.02)
Net realized and unrealized gain (loss) on investments	1.00	4.41	0.57	(7.87)	6.58	3.93
Total from investment operations	1.01	4.43	0.55	(7.95)	6.48	3.91
Dividends from net investment income	—	—	—	—	—	(0.73)
Distributions from net realized gains	(0.99)	—	—	(1.97)	—	—
Net asset value, end of period	$20.28	$20.26	$15.83	$15.28	$25.20	$18.72
Total return(c)	5.21%	27.98%	3.60%	(34.28) %	34.94%(d)	25.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$1,552	$1,326	$1,104	$1,061	$591	$642
Ratio of gross expenses to average net assets	1.27%	1.33%	1.32%	1.30%	1.24%	1.34%
Ratio of expense reimbursements to average net assets	—	(0.04) %	(0.04) %	(0.05) %	(0.05) %	(0.27) %
Ratio of net expenses to average net assets	1.27%	1.29%	1.28%	1.25%	1.19%	1.07%
Ratio of net investment income (loss) to average net assets	0.12%	0.13%	(0.12) %	(0.44) %	(0.45) %	(0.10) %
Portfolio turnover rate	47.88%	93.24%	52.23%	49.36%	75.27%	105.22%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
International Opportunities Fund received a Fair Fund distribution of $159,091, which contributed approximately
0.11% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger International Opportunities Fund	Class Z
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$20.77	$16.19	$15.55	$25.52	$18.90	$15.69
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.05	0.08	0.04	(0.02)	(0.03)	— (c)
Net realized and unrealized gain (loss) on investments	1.03	4.53	0.60	(7.98)	6.65	3.98
Total from investment operations	1.08	4.61	0.64	(8.00)	6.62	3.98
Dividends from net investment income	—	(0.03)	—	—	—	(0.77)
Distributions from net realized gains	(0.99)	—	—	(1.97)	—	—
Net asset value, end of period	$20.86	$20.77	$16.19	$15.55	$25.52	$18.90
Total return(d)	5.42%	28.48%	4.12%	(34.03) %	35.34%(e)	26.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$19,263	$20,065	$34,923	$14,528	$28,264	$12,621
Ratio of gross expenses to average net assets	0.94%	0.99%	1.00%	0.95%	0.92%	1.02%
Ratio of expense reimbursements to average net assets	(0.08) %	(0.12) %	(0.12) %	(0.09) %	(0.03) %	(0.13) %
Ratio of net expenses to average net assets	0.86%	0.87%	0.88%	0.86%	0.89%	0.89%
Ratio of net investment income (loss) to average net assets	0.51%	0.40%	0.21%	(0.13) %	(0.13) %	0.01%
Portfolio turnover rate	47.88%	93.24%	52.23%	49.36%	75.27%	105.22%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Amount was less than $0.005 per share.
(d)	Does not reflect the effect of sales charges, if applicable.
(e)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
International Opportunities Fund received a Fair Fund distribution of $159,091, which contributed approximately
0.11% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Health Sciences Fund	Class A
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$21.64	$18.22	$20.85	$36.66	$31.75	$26.55
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.03)	(0.11)	(0.12)	(0.07)	(0.21)	(0.09)
Net realized and unrealized gain (loss) on investments	(3.11)	3.53	(2.51)	(8.74)	8.87	7.20
Total from investment operations	(3.14)	3.42	(2.63)	(8.81)	8.66	7.11
Distributions from net realized gains	—	—	—	(7.00)	(3.75)	(1.91)
Net asset value, end of period	$18.50	$21.64	$18.22	$20.85	$36.66	$31.75
Total return(c)	(14.51) %	18.77%	(12.61) %	(27.31) %	29.12%(d)	28.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$43,864	$60,966	$65,337	$91,059	$151,514	$127,925
Ratio of net expenses to average net assets	1.14%	1.18%	1.13%	1.05%	1.00%	1.04%
Ratio of net investment loss to average net assets	(0.26) %	(0.50) %	(0.57) %	(0.30) %	(0.63) %	(0.30) %
Portfolio turnover rate	130.52%	233.38%	305.60%	240.89%	152.78%	131.29%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
Health Sciences Fund received a Fair Fund distribution of $179,832, which contributed approximately 0.07% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Health Sciences Fund	Class C
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$13.37	$11.33	$13.08	$26.11	$23.74	$20.44
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.07)	(0.16)	(0.18)	(0.16)	(0.34)	(0.23)
Net realized and unrealized gain (loss) on investments	(1.91)	2.20	(1.57)	(5.87)	6.46	5.44
Total from investment operations	(1.98)	2.04	(1.75)	(6.03)	6.12	5.21
Distributions from net realized gains	—	—	—	(7.00)	(3.75)	(1.91)
Net asset value, end of period	$11.39	$13.37	$11.33	$13.08	$26.11	$23.74
Total return(c)	(14.81) %	18.01%	(13.38) %	(27.85) %	28.11%(d)	27.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$2,492	$3,659	$4,802	$7,828	$14,334	$11,862
Ratio of net expenses to average net assets	1.95%	1.90%	1.95%	1.84%	1.76%	1.81%
Ratio of net investment loss to average net assets	(1.08) %	(1.23) %	(1.39) %	(1.10) %	(1.39) %	(1.07) %
Portfolio turnover rate	130.52%	233.38%	305.60%	240.89%	152.78%	131.29%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
Health Sciences Fund received a Fair Fund distribution of $179,832, which contributed approximately 0.07% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Health Sciences Fund	Class Z
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$22.21	$18.63	$21.24	$37.09	$31.99	$26.69
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.01	(0.02)	(0.04)	— (c)	(0.11)	— (c)
Net realized and unrealized gain (loss) on investments	(3.19)	3.60	(2.57)	(8.85)	8.96	7.25
Total from investment operations	(3.18)	3.58	(2.61)	(8.85)	8.85	7.25
Dividends from net investment income	—	—	—	—	—	(0.04)
Distributions from net realized gains	—	—	—	(7.00)	(3.75)	(1.91)
Net asset value, end of period	$19.03	$22.21	$18.63	$21.24	$37.09	$31.99
Total return(d)	(14.32) %	19.22%	(12.29) %	(27.05) %	29.53%(e)	28.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$22,196	$33,111	$47,725	$78,928	$184,972	$131,109
Ratio of gross expenses to average net assets	0.79%	0.89%	0.78%	0.72%	0.68%	0.71%
Ratio of expense reimbursements to average net assets	(0.03) %	(0.12) %	(0.03) %	—	—	—
Ratio of net expenses to average net assets	0.76%	0.77%	0.75%	0.72%	0.68%	0.71%
Ratio of net investment income (loss) to average net assets	0.09%	(0.09) %	(0.19) %	0.01%	(0.31) %	(0.01) %
Portfolio turnover rate	130.52%	233.38%	305.60%	240.89%	152.78%	131.29%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Amount was less than $0.005 per share.
(d)	Does not reflect the effect of sales charges, if applicable.
(e)
Pursuant to the U.S. Securities and Exchange Commission’s Rules on Fair Fund and Disgorgement Plans, the Alger
Health Sciences Fund received a Fair Fund distribution of $179,832, which contributed approximately 0.07% to its annual return.

See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger AI Enablers & Adopters Fund	Class A
	Six Months Ended 4/30/2025(a)	From 4/4/2024 (commencement of operations) to 10/31/2024(a)
Net asset value, beginning of period	$11.91	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.03)	(0.02)
Net realized and unrealized gain on investments	0.17	1.93
Total from investment operations	0.14	1.91
Distributions from net realized gains	(0.29)	—
Net asset value, end of period	$11.76	$11.91
Total return(c)	0.96%	19.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$749	$213
Ratio of gross expenses to average net assets	5.09%	8.04%
Ratio of expense reimbursements to average net assets	(4.22) %	(7.14) %
Ratio of net expenses to average net assets	0.87%	0.90%
Ratio of net investment loss to average net assets	(0.47) %	(0.30) %
Portfolio turnover rate	101.71%(d)	97.31%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger AI Enablers & Adopters Fund	Class C
	Six Months Ended 4/30/2025(a)	From 4/4/2024 (commencement of operations) to 10/31/2024(a)
Net asset value, beginning of period	$11.85	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.08)	(0.07)
Net realized and unrealized gain on investments	0.18	1.92
Total from investment operations	0.10	1.85
Distributions from net realized gains	(0.29)	—
Net asset value, end of period	$11.66	$11.85
Total return(c)	0.54%	18.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$276	$119
Ratio of gross expenses to average net assets	5.84%	8.80%
Ratio of expense reimbursements to average net assets	(4.21) %	(7.14) %
Ratio of net expenses to average net assets	1.63%	1.66%
Ratio of net investment loss to average net assets	(1.26) %	(1.04) %
Portfolio turnover rate	101.71%(d)	97.31%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger AI Enablers & Adopters Fund	Class I
	Six Months Ended 4/30/2025(a)	From 4/4/2024 (commencement of operations) to 10/31/2024(a)
Net asset value, beginning of period	$11.91	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.03)	(0.02)
Net realized and unrealized gain on investments	0.16	1.93
Total from investment operations	0.13	1.91
Distributions from net realized gains	(0.29)	—
Net asset value, end of period	$11.75	$11.91
Total return(c)	0.88%	19.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$365	$122
Ratio of gross expenses to average net assets	5.09%	8.06%
Ratio of expense reimbursements to average net assets	(4.23) %	(7.15) %
Ratio of net expenses to average net assets	0.86%	0.91%
Ratio of net investment loss to average net assets	(0.41) %	(0.29) %
Portfolio turnover rate	101.71%(d)	97.31%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger AI Enablers & Adopters Fund	Class Y
	Six Months Ended 4/30/2025(a)	From 4/4/2024 (commencement of operations) to 10/31/2024(a)
Net asset value, beginning of period	$11.92	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.02)	— (c)
Net realized and unrealized gain on investments	0.17	1.92
Total from investment operations	0.15	1.92
Distributions from net realized gains	(0.29)	—
Net asset value, end of period	$11.78	$11.92
Total return(d)	0.96%	19.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$120	$119
Ratio of gross expenses to average net assets	4.85%	7.79%
Ratio of expense reimbursements to average net assets	(4.22) %	(7.13) %
Ratio of net expenses to average net assets	0.63%	0.66%
Ratio of net investment loss to average net assets	(0.25) %	(0.04) %
Portfolio turnover rate	101.71%(e)	97.31%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Amount was less than $0.005 per share.
(d)	Does not reflect the effect of sales charges, if applicable.
(e)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger AI Enablers & Adopters Fund	Class Z
	Six Months Ended 4/30/2025(a)	From 4/4/2024 (commencement of operations) to 10/31/2024(a)
Net asset value, beginning of period	$11.93	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.02)	— (c)
Net realized and unrealized gain on investments	0.18	1.93
Total from investment operations	0.16	1.93
Distributions from net realized gains	(0.29)	—
Net asset value, end of period	$11.80	$11.93
Total return(d)	1.13%	19.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$4,013	$3,858
Ratio of gross expenses to average net assets	4.84%	7.68%
Ratio of expense reimbursements to average net assets	(4.21) %	(7.13) %
Ratio of net expenses to average net assets	0.63%	0.55%
Ratio of net investment income (loss) to average net assets	(0.24) %	0.06%
Portfolio turnover rate	101.71%(e)	97.31%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Amount was less than $0.005 per share.
(d)	Does not reflect the effect of sales charges, if applicable.
(e)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of  the Commonwealth of  Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of  shares of  beneficial interest in twelve series — Alger Capital Appreciation Fund, Alger Concentrated Equity Fund, Alger Growth & Income Fund, Alger 35 Fund, Alger Mid Cap Focus Fund, Alger Mid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger Weatherbie Specialized Growth Fund, Alger International Opportunities Fund, Alger Health Sciences Fund and Alger AI Enablers & Adopters Fund (collectively, the “Funds” or individually, each a “Fund”). Each Fund normally invests primarily in equity securities. Each Fund, except for Alger Growth & Income Fund, has an investment objective of  long-term capital appreciation. Alger Growth & Income Fund has an investment objective of both capital appreciation and current income.
Each Fund offers one or more of  the following share classes: Class A, B, C, I, Y and Z. Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of  the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of  any sales charges or other fees. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of the purchase date of  a shareholder’s Class C shares, without the imposition of  any sales load, fee or other charge. Class B and C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019 Class C shares are only offered to investors through certain intermediaries, group retirement plan recordkeeping platforms or whose shares are held in an omnibus account. Separately, Class B shares are closed to new accounts, and existing Class B share investors may make additional purchases of Class B shares, but only through certain financial intermediaries and group retirement plan recordkeeping platforms. Class I, Y and Z shares are generally sold to institutional investors and are sold without an initial or deferred sales charge. Class Y and Z shares are generally subject to a minimum initial investment of $500,000. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of  the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of  the Fund’s assets).

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the "Board"). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), Fred Alger Management, LLC, the Funds' investment adviser ("Alger Management" or the "Investment Manager"), as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Committee, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.
FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds' own assumptions based on the best information available in these circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Each Fund's quantitative summary by Level can be found in Note 10.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)
The Funds' valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.
(b) Cash: Cash includes U.S. dollars, if applicable.
(c) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.
Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.
(d) Foreign Currency Transactions: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.  The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the accompanying Statements of Operations.
(e) Lending of  Fund Securities: The Funds may lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of a Fund’s total assets including borrowings, as defined in its prospectuses. The Funds may earn fees on the securities loaned, which are included in income from securities lending in the accompanying Statements of Operations, if applicable. In order to protect against the risk of  failure by the borrower to return the securities loaned or any delay in the delivery of  such securities, the loan is collateralized by cash or securities that are maintained with the Custodian, in an amount equal to at least 102% of  the current market value of  U.S. loaned securities or 105% for non-U.S. loaned securities. The market value of the loaned securities is determined at the close of each business day of the Funds. Any required additional collateral is delivered to the Custodian each day and any excess collateral is returned to the borrower on the next business day. In the event the borrower fails to return the loaned securities when due, the Funds may take  the collateral to replace the securities. If  the value of  the

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

collateral is less than the purchase cost of  replacement securities, the Custodian shall be responsible for any shortfall, but only to the extent that the shortfall is not due to any diminution in collateral value, as defined in the securities lending agreement. Each Fund is required to maintain the collateral in a segregated account and determine its value each day until the loaned securities are returned.  Cash collateral may be invested as determined by the Fund. Collateral is returned to the borrower upon settlement of the loan.
(f) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Funds on the ex-dividend date. The Funds declare and pay dividends from net investment income, if available, annually except that Alger Growth & Income Fund declares and pays such dividends quarterly. With respect to all Funds, dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned. Each share class is treated separately in determining the amount of dividends from net investment income payable to holders of its shares.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with U.S. federal income tax rules. Therefore, the source of a Fund’s distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of net operating losses, passive foreign investment companies, and foreign currency transactions. The reclassifications are done annually at year-end and have no impact on the net asset values of the Funds and are designed to present each Fund’s capital accounts on a tax basis.
(g) Federal Income Taxes: It is each Fund’s policy to comply with the requirements of the U.S. Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided that the Funds maintain such compliance, no U.S. federal income tax provision is required. Each Fund is treated as a separate entity for the purpose of determining such compliance.
FASB Accounting Standards Codification 740 – Income Taxes (“ASC 740”) requires the Funds to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. No tax years are currently under investigation. The Funds file income tax returns in the U.S. Federal jurisdiction, as well as the New York State and New York City jurisdictions. The statute of limitations on the Funds' tax returns remains open for the tax years 2021-2024.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Management does not believe there are any uncertain tax positions that require recognition of a tax liability.
(h) Allocation Methods: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Fund are allocated among the Fund’s classes based on relative net assets, with the exception of distribution fees, transfer agency fees, and shareholder servicing and related fees.
(i) Segment Reporting: During the six months ended April 30, 2025, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses and, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance. The Principal Executive Officer of the Funds acts as the Funds’ CODM. Each Fund represents a single operating segment. The CODM monitors the operating results of each Fund, including each Fund’s portfolio composition, total return, expense ratio, and changes in net assets. Each Fund’s long-term strategic asset allocation is determined in accordance with the terms of each Fund’s prospectus, based on a defined investment strategy which is executed by the Investment Manager.
(j) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates and assumptions that affect the reported amounts therein. These unaudited Financial Statements reflect all adjustments that are, in the opinion of management, necessary to present a fair statement of results of the semi-annual period. Actual results may differ from those estimates. All such estimates are of a normal recurring nature.
NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:

(a) Investment Advisory Fees: Fees incurred by each Fund, pursuant to the provisions of the Trust's Investment Advisory Agreement with the Investment Manager, are payable monthly and computed based on the following annual rates. The actual rate paid as a percentage of average daily net assets, for the six months ended April 30, 2025, is set forth below under the heading “Actual Rate”:

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Tier 1	Tier 2	Tier 3	Tier 4	Tier 5	Actual Rate
Alger Capital Appreciation Fund(a)	0.81%	0.65%	0.60%	0.55%	0.45%	0.80%
Alger Concentrated Equity Fund(b)	0.45	—	—	—	—	0.45
Alger Growth & Income Fund(b)	0.50	—	—	—	—	0.50
Alger 35 Fund(b)	0.45	—	—	—	—	0.45
Alger Mid Cap Focus Fund(c)	0.70	0.50	—	—	—	0.67
Alger Mid Cap Growth Fund(d)	0.76	0.70	—	—	—	0.76
Alger Small Cap Growth Fund(d)	0.81	0.75	—	—	—	0.81
Alger Small Cap Focus Fund(b)	0.75	—	—	—	—	0.75
Alger Weatherbie Specialized Growth Fund(d)	0.81	0.75	—	—	—	0.81
Alger International Opportunities Fund(d)	0.71	0.60	—	—	—	0.71
Alger Health Sciences Fund(b)	0.55	—	—	—	—	0.55
Alger AI Enablers & Adopters Fund(b)	0.45	—	—	—	—	0.45

(a)
Tier 1 rate is paid on assets up to $2 billion, Tier 2 rate is paid on assets between $2 billion and $3 billion, Tier 3 rate is paid on assets between $3 billion and $4 billion, Tier 4 rate is paid on assets between $4 billion and $5 billion, and
Tier 5 rate is paid on assets in excess of $5 billion.

(b)	Tier 1 rate is paid on all assets.
(c)	Tier 1 rate is paid on assets up to $250 million, and Tier 2 rate is paid on assets in excess of $250 million.
(d)	Tier 1 rate is paid on assets up to $1 billion and Tier 2 rate is paid on assets in excess of $1 billion.
The sub-adviser to the Alger Weatherbie Specialized Growth Fund, Weatherbie Capital, LLC (“Weatherbie”), an affiliate of Alger Management, is paid a sub-advisory fee from the advisory fee that Alger Management receives at no additional cost to the Alger Weatherbie Specialized Growth Fund. The sub-advisory fee is equal to 70% of the net advisory fee paid by the Alger Weatherbie Specialized Growth Fund to Alger Management with respect to the assets sub-advised by Weatherbie. For the six months ended April 30, 2025, Alger Management paid a sub-advisory fee of $1,251,066 to Weatherbie.
The sub-adviser to the Alger International Opportunities Fund, Redwood Investments, LLC ("Redwood"), is paid a sub-advisory fee from the advisory fee that Alger Management receives at no additional cost to the Alger International Opportunities Fund. The sub-advisory fee is equal to 100% of the net advisory fee paid by the Fund to Alger Management with respect to the assets sub-advised by Redwood. For the six months ended April 30, 2025, Alger Management paid a sub-advisory fee of $521,532 to Redwood.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Management has contractually agreed to waive and/or reimburse other expenses and any applicable share class-specific expenses (excluding custody fees (for all Funds other than Alger Concentrated Equity Fund and Alger AI Enablers & Adopters Fund), acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage expenses, fees in connection with the ReFlow Fund, LLC liquidity program ("ReFlow"), extraordinary expenses, and certain proxy expenses, to the extent applicable) through October 31, 2026 to the extent necessary to limit such expenses to the rates listed in the table below, based on average daily net assets. For the avoidance of doubt, this contractual agreement does not include advisory fees. On October 22, 2024, the Board approved exclusion of all costs related to the August 16, 2024 joint special meeting of shareholders from the expense reimbursement with Alger Management.
Alger Management has agreed to reimburse expenses of Alger 35 Fund for the life of the Fund, to the extent other Fund operating expenses, excluding advisory fees, exceed the rate of average daily net assets listed in the below table. This agreement does not include dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses.

	CLASS						FEES WAIVED / REIMBURSED FOR THE SIX MONTHS ENDED APRIL 30, 2025
	A	B	C	I	Y	Z
Alger Capital Appreciation Fund	— %	— %	— %	— %	— %	0.04%	$227,044
Alger Concentrated Equity Fund	0.35	—	1.10	0.35	0.10	0.10	98,610
Alger Growth & Income Fund	—	—	—	—	—	—	0
Alger 35 Fund	—	—	—	—	—	0.10	26,310
Alger Mid Cap Focus Fund	0.53	—	1.28	0.58	0.07	0.37	677
Alger Mid Cap Growth Fund	—	—	—	—	—	0.23	34,495
Alger Small Cap Growth Fund	—	—	—	—	0.03	0.18	8,564
Alger Small Cap Focus Fund	—	—	—	—	0.10	—	2,938
Alger Weatherbie Specialized Growth Fund	—	—	—	—	0.07	—	15,104
Alger International Opportunities Fund	—	—	—	0.54	—	0.13	54,545
Alger Health Sciences Fund	—	—	—	—	—	0.20	3,072
Alger AI Enablers & Adopters Fund	0.35	—	1.10	0.35	0.10	0.10	110,531

Alger Management may recoup any fees waived or expenses reimbursed pursuant to the contract; however, a Fund will only make repayments to the Investment Manager if such repayment does not cause a Fund’s expense ratio, after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) a Fund’s current expense cap. Such recoupment is limited to two years from the date the

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

amount is initially waived or reimbursed. For the six months ended April 30, 2025, the recoupments made by the Alger Small Cap Growth Fund to the Investment Manager was $4. There were no recoupments made by the Alger Capital Appreciation  Fund, Alger Concentrated Equity Fund, Alger Growth & Income Fund,  Alger 35 Fund, Alger Mid Cap Focus Fund, Alger Mid Cap Growth Fund, Alger Small Cap Focus Fund, Alger Weatherbie Specialized Growth Fund, Alger International Opportunities Fund, Alger Health Sciences Fund and Alger AI Enablers & Adopters Fund to the Investment Manager.
In addition, effective April 1, 2019, Alger Management began voluntarily reducing its 12b-1 fee for the Class B shares. For the six months ended April 30, 2025, Alger Management voluntarily reduced its 12b-1 fee for Class B shares of the Alger Mid Cap Growth Fund, Alger Small Cap Growth Fund and Alger International Opportunities Fund by $34,495, $8,067 and $47,532 respectively.
(b) Administration Fees: Fees incurred by each Fund, pursuant to the provisions of the Trust's Fund Administration Agreement with the Investment Manager, are payable monthly and computed based on the average daily net assets of each Fund at the annual rate of 0.0275%.
(c) Distribution/Shareholder Servicing Fees:
Class A Shares: The Trust has adopted a Plan of  Distribution pursuant to which each Fund pays Fred Alger & Company, LLC, each Fund's distributor and an affiliate of the Investment Manager (the “Distributor” or “Alger LLC”), a fee at the annual rate of  0.25% of  the respective average daily net assets of  the Class A shares of the designated Fund to compensate Alger LLC for its activities and expenses incurred in distributing and/or administering the Class A shares and/or shareholder servicing. The fees paid may be more or less than the expenses incurred by Alger LLC.
Class B Shares: The Trust has adopted a Plan of  Distribution pursuant to which Class B shares of  each Fund issuing such shares reimburse Alger LLC for costs and expenses incurred by Alger LLC in connection with advertising, marketing and selling the Class B shares, and shareholder servicing, not to exceed an annual rate of  1% of  the respective average daily net assets of  the Class B shares of  the designated Fund. If  in any month, the costs incurred by Alger LLC relating to the Class B shares are in excess of  the distribution fees charged to the Class B shares of the Fund, the excess may be carried forward, with interest, and sought to be reimbursed in future periods. As of April 30, 2025, such excess carried forward was $14,818,230, $23,356,452 and $23,125,213 for Class B shares of  Alger Mid Cap Growth Fund, Alger Small Cap Growth Fund and Alger International Opportunities Fund, respectively. Contingent deferred sales charges imposed on redemptions of  Class B shares will reduce the amount of distribution expenses for which reimbursement may be sought. See Note 3(d) below.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Class C Shares: The Trust has adopted a Distribution Plan pursuant to which Class C shares of  each Fund pays Alger LLC a fee at the annual rate of  1% of  the respective average daily net assets of  the Class C shares of  the designated Fund to compensate Alger LLC for its activities and expenses incurred in distributing the Class C shares and/or shareholder servicing. Fees paid may be more or less than the expenses incurred by Alger LLC.
Class I Shares: The Trust has adopted a Distribution Plan pursuant to which Class I shares of  each Fund issuing such shares pays Alger LLC a fee at the annual rate of  0.25% of  the average daily net assets of  the Fund’s Class I shares to compensate Alger LLC for its activities and expenses incurred in distributing the Class I shares and/or shareholder servicing. Fees paid may be more or less than the expenses incurred by Alger LLC.
(d) Sales Charges: Sales of shares of the Funds may be subject to contingent deferred sales charges. The contingent deferred sales charges are used by Alger LLC to offset distribution expenses previously incurred. Sales charges do not represent expenses of a Fund. For the six months ended April 30, 2025, contingent deferred sales charges imposed, all of which were retained by Alger LLC, were as follows:

CONTINGENT DEFERRED SALES CHARGES
Alger Capital Appreciation Fund	$445
Alger Concentrated Equity Fund	—
Alger Growth & Income Fund	(702)
Alger 35 Fund	—
Alger Mid Cap Focus Fund	16,728
Alger Mid Cap Growth Fund	69
Alger Small Cap Growth Fund	310
Alger Small Cap Focus Fund	1,211
Alger Weatherbie Specialized Growth Fund	271
Alger International Opportunities Fund	148
Alger Health Sciences Fund	81
Alger AI Enablers & Adopters Fund	—
(e) Brokerage Commissions: During the six months ended April 30, 2025, Alger Capital Appreciation Fund, Alger Concentrated Equity Fund,  Alger Growth & Income Fund, Alger 35 Fund, Alger Mid Cap Focus Fund, Alger Mid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger Health Sciences Fund and Alger AI Enablers & Adopters Fund paid Alger LLC $81,697, $68, $421, $9,375, $37,194, $18,250, $21,577, $141,086, $3,339, and $555, respectively, in connection with securities transactions. For the six months ended April 30, 2025, there were no brokerage commissions paid by Alger International Opportunities Fund or Alger Weatherbie Specialized Growth Fund to Alger LLC.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(f) Shareholder Administrative Fees: The Trust has entered into a Shareholder Administrative Services Agreement with Alger Management to compensate Alger Management for liaising with, and providing administrative oversight of, the Trust's transfer agent, and for other related services. The Funds compensate Alger Management at the annual rate of 0.0165% of their respective average daily net assets for the Class A, Class B and Class C shares and 0.01% of their respective average daily net assets for the Class I, Class Y and Class Z shares for these services.
Alger Management makes payments to intermediaries that provide sub-accounting services to omnibus accounts invested in the Funds. A portion of the fees paid by Alger Management to intermediaries that provide sub-accounting services are charged back to the appropriate Fund, subject to certain limitations, as approved by the Board. For the six months ended April 30, 2025, Alger Management charged back to Alger Capital Appreciation Fund, Alger Growth & Income Fund, Alger Mid Cap Focus Fund, Alger Mid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger Weatherbie Specialized Growth Fund, Alger International Opportunities Fund, Alger Health Sciences Fund and Alger AI Enablers & Adopters Fund $261,849, $44,612, $5,158, $22,743, $24,863, $118,847, $43,111, $11,784, $15,789 and $154, respectively, for these services, which are included in transfer agent fees in the accompanying Statements of Operations. For the six months ended April 30, 2025, there were no charges paid by Alger Concentrated Equity Fund and Alger 35 Fund, to Alger Management for these services.
(g) Trustee Fees: Effective January 1, 2025, each trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (“Independent Trustee”), receives a fee of $170,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings. The term “Alger Fund Complex” refers to the Trust, The Alger Institutional Funds, The Alger Funds II, The Alger Portfolios, Alger Global Equity Fund (formerly Alger Global Focus Fund) and The Alger ETF Trust, each of which is a registered investment company managed by Alger Management. The Independent Trustee appointed as Chairman of the Board receives additional compensation of $26,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex. Additionally, each member of the Audit Committee receives a fee of $10,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex. Independent Trustees who are not members of the Audit Committee but attend Audit Committee meetings will receive a stipend of $10,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Prior to January 1, 2025, each Independent Trustee received a fee of $165,400 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings, the Chair of the Board received an additional compensation of $22,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex; and each member of the Audit Committee received a fee of $13,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex.
The Board has adopted a policy requiring Independent Trustees to receive a minimum of 10% of their annual compensation in shares of one or more of the funds in the Alger Fund Complex.
(h) Interfund Trades: The Funds may engage in purchase and sale transactions with other funds advised by Alger Management or sub-advised by Weatherbie or Redwood. For the six months ended April 30, 2025, these purchases and sales were as follows:

	PURCHASES	SALES	REALIZED GAIN/(LOSS)
Alger 35 Fund	$—	$729,747	$59,061
Alger Small Cap Growth Fund	508,706	—	—
Alger Small Cap Focus Fund	—	925,407	(2,870,377)
(i) Interfund Loans: The Funds, along with other funds in the Alger Fund Complex, may borrow money from and lend money to each other for temporary or emergency purposes. To the extent permitted under its investment restrictions, each Fund may lend uninvested cash in an amount up to 15% of its net assets to other funds in the Alger Fund Complex. If a Fund has borrowed from other funds in the Alger Fund Complex and has aggregate borrowings from all sources that exceed 10% of the Fund’s total assets, such Fund will secure all of its loans from other funds in the Alger Fund Complex. The interest rate charged on interfund loans is equal to the average of the overnight U.S. Treasury money market rate and bank loan rate available to the Funds. As of April 30, 2025, Alger Capital Appreciation Fund borrowed $1,570,227, including interest, from Alger Small Cap Focus Fund, an affiliated fund, at a rate of 5.27%, which was payable May 1, 2025.
For the six months ended April 30, 2025, Alger Growth & Income Fund, Alger Small Cap Focus Fund and Alger Weatherbie Specialized Growth Fund earned interfund loan interest income of $201,506, $18,293, and $1,025, respectively, and Alger Capital Appreciation Fund, Alger Mid Cap Focus Fund, Alger Mid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund,Alger Weatherbie Specialized Growth Fund, and Alger Health Sciences Fund incurred interfund loan interest expenses of $93,326, $3,017, $3,894, $172, 9,391, $365, and $677, respectively, which are included in interest income and interest expense, respectively, in the accompanying Statements of Operations.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(j) Other Transactions with Affiliates: Certain officers and one Trustee of the Trust are directors and/or officers of Alger Management, the Distributor, or their affiliates. At April 30, 2025, Alger Management and its affiliated entities owned the following shares:

	SHARE CLASS
	A	B	C	I	Y	Z
Alger Capital Appreciation Fund	—	—	—	—	—	54,423
Alger Concentrated Equity Fund	10,000	—	10,000	10,000	10,000	268,174
Alger Growth & Income Fund	—	—	—	—	—	32,455
Alger 35 Fund	—	—	—	—	—	1,049,725
Alger Mid Cap Focus Fund	—	—	—	2,378	4,843	5,070
Alger Mid Cap Growth Fund	—	—	—	—	—	104,815
Alger Small Cap Growth Fund	—	—	—	—	1,995	96,797
Alger Small Cap Focus Fund	—	—	—	—	—	3,883
Alger Weatherbie Specialized Growth Fund	—	—	—	—	—	14,887
Alger International Opportunities Fund	—	—	—	—	—	63,226
Alger Health Sciences Fund	—	—	—	—	—	—
Alger AI Enablers & Adopters Fund	10,212	—	10,214	10,212	10,212	273,910
NOTE 4 — Securities Transactions:

The following summarizes the securities transactions by each Fund, other than U.S. Government securities and short-term securities, for the six months ended April 30, 2025:

	PURCHASES	SALES
Alger Capital Appreciation Fund	$875,883,293	$978,863,824
Alger Concentrated Equity Fund	1,861,305	1,889,255
Alger Growth & Income Fund	53,396,505	9,436,134
Alger 35 Fund	35,652,962	35,824,080
Alger Mid Cap Focus Fund	320,023,465	334,575,020
Alger Mid Cap Growth Fund	104,557,485	126,467,589
Alger Small Cap Growth Fund	40,495,406	74,702,777
Alger Small Cap Focus Fund	363,998,364	623,696,569
Alger Weatherbie Specialized Growth Fund	132,184,735	221,955,026
Alger International Opportunities Fund	69,678,175	76,235,660
Alger Health Sciences Fund	108,124,443	124,932,659
Alger AI Enablers & Adopters Fund	6,879,409	5,264,807
NOTE 5 — Securities Lending:

At April 30, 2025, the Alger Growth & Income Fund participated in securities lending with Bank of New York as the counterparty, having loaned securities with a value of $2,679,898 and receiving cash collateral of $2,799,349.
Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlements of securities transactions.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The market value of any securities on loan, all of which are classified as equity securities in the Funds’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value, and collateral on securities loaned at value, respectively. As of April 30, 2025, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, Bank of New York, if any, is disclosed in the Schedules of Investments.
NOTE 6 — Borrowings:

The Funds may borrow from Bank of New York (the "Custodian") on an uncommitted basis. Each Fund pays the Custodian a market rate of interest, generally based upon a rate of return with respect to each respective currency borrowed, taking into consideration relevant overnight and short-term reference rates. Borrowings from the Custodian at April 30, 2025, if any, are included in Bank overdraft in the Statements of Assets and Liabilities. The Funds may also borrow from other funds in the Alger Fund Complex, as discussed in Note 3(i). For the six months ended April 30, 2025, the Funds had the following borrowings from the Custodian and other funds in the Alger Fund Complex:

	AVERAGE DAILY BORROWING	WEIGHTED AVERAGE INTEREST RATE
Alger Capital Appreciation Fund	$17,087,260	6.28%
Alger Concentrated Equity Fund	—	—
Alger Growth & Income Fund	7	6.83
Alger 35 Fund	24,445	6.46
Alger Mid Cap Focus Fund	117,585	5.31
Alger Mid Cap Growth Fund	145,741	5.86
Alger Small Cap Growth Fund	11,663	6.01
Alger Small Cap Focus Fund	527,935	6.20
Alger Weatherbie Specialized Growth Fund	4,635	5.30
Alger International Opportunities Fund	9,254	6.33
Alger Health Sciences Fund	36,608	5.89
Alger AI Enablers & Adopters Fund	—	—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The highest amount borrowed from the Custodian and other funds in the Alger Fund Complex during the six months ended April 30, 2025 by each Fund was as follows:

HIGHEST BORROWING
Alger Capital Appreciation Fund	$49,103,852
Alger Concentrated Equity Fund	—
Alger Growth & Income Fund	2,571
Alger 35 Fund	776,606
Alger Mid Cap Focus Fund	10,946,000
Alger Mid Cap Growth Fund	5,706,473
Alger Small Cap Growth Fund	1,748,925
Alger Small Cap Focus Fund	19,058,000
Alger Weatherbie Specialized Growth Fund	839,000
Alger International Opportunities Fund	1,767,788
Alger Health Sciences Fund	625,397
Alger AI Enablers & Adopters Fund	—
NOTE 7 — Liquidity:

The Funds may participate in the ReFlow liquidity program. Pursuant to the program and subject to certain conditions, ReFlow provides participating Funds with a source of cash to meet net shareholder redemptions by purchasing Fund shares at NAV in an amount up to the value of the net shares redeemed from a Fund. Following the purchase of Fund shares, ReFlow then generally redeems those shares when a Fund experiences net sales, or at the end of a maximum holding period determined by ReFlow (currently at eight days), or at other times at a Fund's or ReFlow’s discretion.
While ReFlow holds a Fund’s shares, it has the same rights and privileges with respect to those shares as any other shareholder. However, investments in a Fund by ReFlow in connection with the ReFlow program are not subject to the Funds’ purchase and sale limitations. In the event a Fund uses the ReFlow liquidity program, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares. The fee is calculated by multiplying the value of shares ReFlow purchases by a rate determined through an automated daily auction. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow. ReFlow's purchases of a Fund's shares through the liquidity program are made on an investment-blind basis without regard to a Fund's investment objective, policies or anticipated performance. In accordance with U.S. federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow purchases a Fund’s lowest-cost share class at NAV and will not be subject to any investment minimum applicable to such shares. ReFlow will periodically redeem its entire share position in a Fund. When ReFlow redeems all or part of a position in a Fund, the Fund may pay all or a portion of such redemption in kind, as discussed in Note 8. ReFlow fees that were incurred

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

by the Funds during the period ended April 30, 2025 are recorded within the Statements of Operations as other expenses.
NOTE 8 — Share Capital:

The Trust has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into twelve series. Each series is divided into separate classes. During the six months ended April 30, 2025 and the year ended October 31, 2024, as applicable, transactions of shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED April 30, 2025		FOR THE YEAR ENDED October 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Capital Appreciation Fund
Class A:
Shares sold	1,754,404	$59,342,500	3,432,052	$98,624,123
Shares converted from Class C	10,298	363,968	111,886	3,254,796
Dividends reinvested	2,959,693	102,446,205	1,840,568	45,664,511
Shares redeemed	(4,329,287)	(143,866,472)	(8,362,249)	(243,877,577)
Net increase (decrease)	395,108	$18,286,201	(2,977,743)	$(96,334,147)
Class C:
Shares sold	241,985	$4,030,265	357,874	$5,782,898
Shares converted to Class A	(19,151)	(363,968)	(201,122)	(3,254,796)
Dividends reinvested	723,564	12,385,394	577,198	7,959,555
Shares redeemed	(805,775)	(13,637,174)	(2,500,533)	(39,909,825)
Net increase (decrease)	140,623	$2,414,517	(1,766,583)	$(29,422,168)
Class Z:
Shares sold	4,776,484	$172,726,372	3,659,768	$116,171,517
Dividends reinvested	2,405,531	91,193,661	1,653,907	44,341,262
Redemptions in kind*	(1,013,143)	(33,822,098)	—	—
Shares redeemed	(3,840,278)	(140,355,837)	(12,620,291)	(396,338,946)
Net increase (decrease)	2,328,594	$89,742,098	(7,306,616)	$(235,826,167)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED April 30, 2025		FOR THE YEAR ENDED October 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Concentrated Equity Fund
Class A:
Shares sold	560	$7,689	10,000	$100,000
Dividends reinvested	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	560	$7,689	10,000	$100,000
Class C:
Shares sold	—	$—	10,000	$100,000
Dividends reinvested	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	—	$—	10,000	$100,000
Class I:
Shares sold	—	$—	10,000	$100,000
Dividends reinvested	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	—	$—	10,000	$100,000
Class Y:
Shares sold	—	$—	10,000	$100,000
Dividends reinvested	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	—	$—	10,000	$100,000
Class Z:
Shares sold	333	$4,318	382,381	$3,844,896
Dividends reinvested	172	2,301	—	—
Shares redeemed	—	—	(2)	(25)
Net increase	505	$6,619	382,379	$3,844,871

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED April 30, 2025		FOR THE YEAR ENDED October 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Growth & Income Fund
Class A:
Shares sold	196,707	$15,142,198	493,356	$33,582,126
Shares converted from Class C	4,342	339,400	15,755	1,065,272
Dividends reinvested	14,144	1,083,565	25,606	1,752,567
Shares redeemed	(181,782)	(13,841,977)	(354,780)	(24,618,455)
Net increase	33,411	$2,723,186	179,937	$11,781,510
Class C:
Shares sold	38,749	$2,895,686	129,535	$8,651,999
Shares converted to Class A	(4,418)	(339,400)	(16,032)	(1,065,272)
Dividends reinvested	993	75,260	2,052	136,375
Shares redeemed	(54,308)	(4,124,635)	(95,107)	(6,352,772)
Net (decrease) increase	(18,984)	$(1,493,089)	20,448	$1,370,330
Class Z:
Shares sold	1,342,086	$102,096,898	3,325,277	$227,470,272
Dividends reinvested	43,299	3,320,337	61,717	4,273,936
Shares redeemed	(850,561)	(64,042,681)	(744,951)	(52,450,092)
Net increase	534,824	$41,374,554	2,642,043	$179,294,116

Alger 35 Fund
Class Z:
Shares sold	3,278	$61,793	614	$8,491
Dividends reinvested	4,379	80,224	—	—
Shares redeemed	(5,298)	(92,056)	(635,221)	(9,117,772)
Net increase (decrease)	2,359	$49,961	(634,607)	$(9,109,281)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED April 30, 2025		FOR THE YEAR ENDED October 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Mid Cap Focus Fund
Class A:
Shares sold	297,388	$5,458,586	154,588	$2,310,579
Dividends reinvested	—	—	—	—
Shares redeemed	(214,113)	(3,384,137)	(79,690)	(1,189,555)
Net increase	83,275	$2,074,449	74,898	$1,121,024
Class C:
Shares sold	61,580	$1,040,866	76,158	$1,097,244
Dividends reinvested	—	—	—	—
Shares redeemed	(39,587)	(650,551)	(64,381)	(946,834)
Net increase	21,993	$390,315	11,777	$150,410
Class I:
Shares sold	184,505	$2,993,427	262,682	$4,038,833
Dividends reinvested	—	—	—	—
Shares redeemed	(219,349)	(4,001,368)	(731,561)	(10,522,790)
Net decrease	(34,844)	$(1,007,941)	(468,879)	$(6,483,957)
Class Y:
Shares sold	83,745	$1,649,396	94,028	$1,541,594
Dividends reinvested	—	—	—	—
Shares redeemed	(154,044)	(2,433,718)	(385)	(5,620)
Net (decrease) increase	(70,299)	$(784,322)	93,643	$1,535,974
Class Z:
Shares sold	2,833,491	$49,846,638	2,623,421	$38,989,890
Dividends reinvested	—	—	—	—
Shares redeemed	(4,063,081)	(67,912,447)	(6,989,347)	(103,291,577)
Net decrease	(1,229,590)	$(18,065,809)	(4,365,926)	$(64,301,687)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED April 30, 2025		FOR THE YEAR ENDED October 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Mid Cap Growth Fund
Class A:
Shares sold	167,358	$2,504,660	432,629	$5,880,060
Shares Converted from Class B	1,019	15,785	12,352	166,978
Shares converted from Class C	713	11,041	4,491	62,129
Dividends reinvested	—	—	—	—
Shares redeemed	(664,430)	(10,114,550)	(1,595,586)	(21,611,899)
Net decrease	(495,340)	$(7,583,064)	(1,146,114)	$(15,502,732)
Class B:
Shares sold	22,791	$205,301	50,505	$421,662
Shares converted from Class C	—	(15,785)	—	—
Shares converted to Class A	(1,629)	—	(19,729)	(166,978)
Dividends reinvested	—	—	—	—
Shares redeemed	(75,026)	(719,894)	(127,487)	(1,083,653)
Net decrease	(53,864)	$(530,378)	(96,711)	$(828,969)
Class C:
Shares sold	20,360	$186,407	57,207	$418,245
Shares converted to Class A	(1,239)	(11,041)	(7,760)	(62,129)
Dividends reinvested	—	—	—	—
Shares redeemed	(87,174)	(793,353)	(138,841)	(1,076,305)
Net decrease	(68,053)	$(617,987)	(89,394)	$(720,189)
Class Z:
Shares sold	942,790	$14,863,432	998,523	$13,975,286
Dividends reinvested	—	—	—	—
Shares redeemed	(1,064,635)	(17,137,688)	(775,944)	(10,815,820)
Net (decrease) increase	(121,845)	$(2,274,256)	222,579	$3,159,466

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED April 30, 2025		FOR THE YEAR ENDED October 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Small Cap Growth Fund
Class A:
Shares sold	173,729	$1,741,454	662,749	$6,358,106
Shares Converted from Class B	3,207	33,243	6,484	62,361
Shares converted from Class C	2,705	28,396	2,326	23,002
Dividends reinvested	—	—	4,088	38,231
Shares redeemed	(900,483)	(8,880,644)	(2,755,441)	(26,720,269)
Net decrease	(720,842)	$(7,077,551)	(2,079,794)	$(20,238,569)
Class B:
Shares sold	4,800	$33,138	2,594	$16,934
Shares converted to Class A	(4,771)	(33,243)	(9,653)	(62,361)
Dividends reinvested	—	—	—	—
Shares redeemed	(27,377)	(185,259)	(139,879)	(887,080)
Net decrease	(27,348)	$(185,364)	(146,938)	$(932,507)
Class C:
Shares sold	95,325	$586,227	317,405	$1,837,189
Shares converted to Class A	(4,408)	(28,396)	(3,774)	(23,002)
Dividends reinvested	—	—	—	—
Shares redeemed	(362,787)	(2,151,153)	(1,004,287)	(5,913,296)
Net decrease	(271,870)	$(1,593,322)	(690,656)	$(4,099,109)
Class Y:
Shares sold	460	$4,619	65,921	$669,087
Dividends reinvested	—	—	4,279	42,193
Shares redeemed	(16,299)	(182,025)	(918,942)	(9,592,184)
Net decrease	(15,839)	$(177,406)	(848,742)	$(8,880,904)
Class Z:
Shares sold	915,262	$9,315,898	3,554,625	$35,734,304
Dividends reinvested	—	—	54,045	531,807
Shares redeemed	(3,335,784)	(33,213,689)	(10,158,289)	(104,569,230)
Net decrease	(2,420,522)	$(23,897,791)	(6,549,619)	$(68,303,119)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED April 30, 2025		FOR THE YEAR ENDED October 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Small Cap Focus Fund
Class A:
Shares sold	623,952	$11,587,763	1,239,648	$21,424,152
Shares converted from Class C	7,517	151,677	3,247	57,790
Dividends reinvested	—	—	—	—
Shares redeemed	(1,130,797)	(21,123,130)	(3,473,841)	(59,742,144)
Net decrease	(499,328)	$(9,383,690)	(2,230,946)	$(38,260,202)
Class C:
Shares sold	76,906	$1,250,991	291,542	$4,346,564
Shares converted to Class A	(8,736)	(151,677)	(3,752)	(57,790)
Dividends reinvested	—	—	—	—
Shares redeemed	(801,318)	(12,654,374)	(1,990,291)	(29,554,519)
Net decrease	(733,148)	$(11,555,060)	(1,702,501)	$(25,265,745)
Class I:
Shares sold	152,851	$2,927,328	507,277	$9,108,811
Dividends reinvested	—	—	—	—
Shares redeemed	(658,886)	(12,443,434)	(1,920,197)	(33,854,590)
Net decrease	(506,035)	$(9,516,106)	(1,412,920)	$(24,745,779)
Class Y:
Shares sold	454,077	$9,459,726	762,028	$13,771,945
Dividends reinvested	—	—	—	—
Shares redeemed	(2,356,168)	(47,399,610)	(6,052,261)	(114,319,792)
Net decrease	(1,902,091)	$(37,939,884)	(5,290,233)	$(100,547,847)
Class Z:
Shares sold	2,686,716	$53,371,305	9,981,029	$181,791,728
Dividends reinvested	—	—	—	—
Shares redeemed	(11,655,504)	(226,773,635)	(38,782,966)	(702,922,897)
Net decrease	(8,968,788)	$(173,402,330)	(28,801,937)	$(521,131,169)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED April 30, 2025		FOR THE YEAR ENDED October 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Weatherbie Specialized Growth Fund
Class A:
Shares sold	230,930	$3,148,265	904,414	$11,063,128
Shares converted from Class C	1,655	22,075	5,401	66,308
Dividends reinvested	—	—	—	—
Shares redeemed	(1,084,467)	(14,941,939)	(2,866,164)	(35,254,890)
Net decrease	(851,882)	$(11,771,599)	(1,956,349)	$(24,125,454)
Class C:
Shares sold	112,532	$825,004	293,956	$1,930,199
Shares converted to Class A	(3,091)	(22,075)	(10,055)	(66,308)
Dividends reinvested	—	—	—	—
Shares redeemed	(592,974)	(4,147,691)	(2,115,770)	(13,870,464)
Net decrease	(483,533)	$(3,344,762)	(1,831,869)	$(12,006,573)
Class I:
Shares sold	19,008	$263,735	61,763	$761,423
Dividends reinvested	—	—	—	—
Shares redeemed	(163,374)	(2,318,053)	(504,773)	(6,319,853)
Net decrease	(144,366)	$(2,054,318)	(443,010)	$(5,558,430)
Class Y:
Shares sold	403,095	$5,550,179	653,468	$8,437,917
Dividends reinvested	—	—	—	—
Shares redeemed	(539,582)	(7,594,651)	(849,730)	(10,922,226)
Net decrease	(136,487)	$(2,044,472)	(196,262)	$(2,484,309)
Class Z:
Shares sold	2,177,425	$32,966,246	7,205,671	$96,273,908
Dividends reinvested	—	—	—	—
Shares redeemed	(7,706,330)	(111,892,970)	(16,508,966)	(218,504,338)
Net decrease	(5,528,905)	$(78,926,724)	(9,303,295)	$(122,230,430)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED April 30, 2025		FOR THE YEAR ENDED October 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger International Opportunities Fund
Class A:
Shares sold	52,365	$1,140,137	145,014	$2,793,800
Shares Converted from Class B	1,164	23,004	7,559	143,541
Shares converted from Class C	269	5,423	1,543	28,500
Dividends reinvested	277,734	5,382,480	—	—
Shares redeemed	(261,879)	(5,089,998)	(589,049)	(11,136,178)
Net increase (decrease)	69,653	$1,461,046	(434,933)	$(8,170,337)
Class B:
Shares sold	2,311	$37,974	9,644	$159,084
Shares converted to Class A	(1,364)	(23,004)	(8,827)	(143,541)
Dividends reinvested	49,641	816,597	—	—
Shares redeemed	(63,231)	(1,051,885)	(79,282)	(1,293,157)
Net decrease	(12,643)	$(220,318)	(78,465)	$(1,277,614)
Class C:
Shares sold	8,097	$120,447	12,155	$184,685
Shares converted to Class A	(337)	(5,423)	(1,924)	(28,500)
Dividends reinvested	3,570	54,588	—	—
Shares redeemed	(5,337)	(82,004)	(44,166)	(662,644)
Net increase (decrease)	5,993	$87,608	(33,935)	$(506,459)
Class I:
Shares sold	10,224	$199,547	3,441	$65,909
Dividends reinvested	3,522	68,512	—	—
Shares redeemed	(2,658)	(52,613)	(7,714)	(148,675)
Net increase (decrease)	11,088	$215,446	(4,273)	$(82,766)
Class Z:
Shares sold	64,427	$1,287,207	343,015	$6,871,255
Dividends reinvested	39,784	794,883	3,051	57,123
Shares redeemed	(146,966)	(3,022,439)	(1,537,479)	(30,273,761)
Net decrease	(42,755)	$(940,349)	(1,191,413)	$(23,345,383)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED April 30, 2025		FOR THE YEAR ENDED October 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Health Sciences Fund
Class A:
Shares sold	29,178	$548,550	132,076	$2,858,564
Shares converted from Class C	1,043	22,589	3,203	68,388
Dividends reinvested	—	—	—	—
Shares redeemed	(477,323)	(9,802,162)	(903,154)	(19,079,674)
Net decrease	(447,102)	$(9,231,023)	(767,875)	$(16,152,722)
Class C:
Shares sold	5,764	$70,707	10,895	$142,544
Shares converted to Class A	(1,688)	(22,589)	(5,168)	(68,388)
Dividends reinvested	—	—	—	—
Shares redeemed	(58,931)	(751,720)	(155,742)	(2,035,147)
Net decrease	(54,855)	$(703,602)	(150,015)	$(1,960,991)
Class Z:
Shares sold	93,678	$1,935,469	225,644	$4,875,087
Dividends reinvested	—	—	—	—
Shares redeemed	(417,980)	(8,429,952)	(1,296,597)	(26,435,389)
Net decrease	(324,302)	$(6,494,483)	(1,070,953)	$(21,560,302)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED April 30, 2025		FOR THE YEAR ENDED October 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger AI Enablers & Adopters Fund
Class A:
Shares sold	45,560	$613,953	17,916	$191,498
Dividends reinvested	257	3,432	—	—
Shares redeemed	—	—	(1)	(10)
Net increase	45,817	$617,385	17,915	$191,488
Class C:
Shares sold	13,601	$173,191	10,073	$100,780
Dividends reinvested	2	21	—	—
Shares redeemed	—	—	—	—
Net increase	13,603	$173,212	10,073	$100,780
Class I:
Shares sold	58,575	$709,828	10,266	$103,020
Dividends reinvested	10	133	—	—
Shares redeemed	(37,815)	(384,958)	—	—
Net increase	20,770	$325,003	10,266	$103,020
Class Y:
Shares sold	12,180	$127,241	10,000	$100,000
Dividends reinvested	—	—	—	—
Redemptions in kind	(7,102)	(79,615)	—	—
Shares redeemed	(4,866)	(56,095)	—	—
Net increase (decrease)	212	$(8,469)	10,000	$100,000
Class Z:
Shares sold	16,517	$214,643	323,365	$3,249,958
Dividends reinvested	1,195	16,000	—	—
Shares redeemed	(895)	(9,890)	—	—
Net increase	16,817	$220,753	323,365	$3,249,958

*	Certain shareholders of the Fund redeemed shares in-kind.
Redemptions In-Kind: A Fund may make payment for Fund shares redeemed wholly or in part by transferring portfolio securities to shareholders. For the six months ended April 30, 2025, the Alger Capital Appreciation Fund and Alger AI Enablers & Adopters Fund had redemptions in-kind with total proceeds in the amount of $33,822,097 and $79,615, respectively. The net realized gains on these redemptions in-kind amounted to $26,021,363 and $43,014, respectively, which are not considered taxable for federal income tax purposes.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 9 — Income Tax Information:

At October 31, 2024, the Alger Growth & Income Fund, the Alger 35 Fund, the Alger Mid Cap Focus Fund, the Alger Mid Cap Growth Fund, the Alger Small Cap Growth Fund, the Alger Small Cap Focus Fund, the Alger Weatherbie Specialized Growth Fund, and the Alger Health Sciences Fund, for federal income tax purposes, had capital loss carryforwards of $945,193, $659,026, $142,874,477, $52,790,966, $61,650,848, $644,282,003, $315,386,839, and $27,275,956, respectively. These amounts will not be subject to expiration under the Regulated Investment Company Modernization Act of 2010, and these amounts may be applied against future net realized gains until their utilization.
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is determined annually and is attributable primarily to the tax deferral of losses on wash sales, U.S. Internal Revenue Code Section 988 currency transactions, tax treatment of partnership investments, the realization of unrealized appreciation of passive foreign investment companies, and the return of capital from real estate investment trust investments.
The Funds accrue tax on unrealized gains in foreign jurisdictions that impose a foreign capital tax, if applicable.
NOTE 10 — Fair Value Measurements:

The following is a summary of the inputs used as of April 30, 2025 in valuing the Funds' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$301,332,691	$301,332,691	$—	$—
Consumer Discretionary	236,258,598	236,112,915	145,683	—
Consumer Staples	4,380,432	4,380,432	—	—
Energy	3,261,139	3,261,139	—	—
Financials	104,001,382	104,001,382	—	—
Health Care	119,061,472	119,061,472	—	—
Industrials	120,810,789	120,810,789	—	—
Information Technology	812,232,364	812,232,364	—	—
Materials	2,221,675	2,221,675	—	—
Utilities	63,881,896	63,881,896	—	—
TOTAL COMMON STOCKS	$1,767,442,438	$1,767,296,755	$145,683	$—
PREFERRED STOCKS
Information Technology	26,580,688	—	—	26,580,688
SPECIAL PURPOSE VEHICLE
Information Technology	1,813,185	—	—	1,813,185
TOTAL INVESTMENTS IN SECURITIES	$1,795,836,311	$1,767,296,755	$145,683	$28,393,873

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Concentrated Equity Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$801,597	$801,597	$—	$—
Consumer Discretionary	774,082	774,082	—	—
Financials	255,183	255,183	—	—
Health Care	298,781	298,781	—	—
Industrials	459,868	459,868	—	—
Information Technology	2,032,344	2,032,344	—	—
Utilities	229,618	229,618	—	—
TOTAL COMMON STOCKS	$4,851,473	$4,851,473	$—	$—
SHORT-TERM INVESTMENTS
Money Market Funds	207,683	207,683	—	—
TOTAL INVESTMENTS IN SECURITIES	$5,059,156	$5,059,156	$—	$—

Alger Growth & Income Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$61,412,929	$61,412,929	$—	$—
Consumer Discretionary	48,224,386	48,224,386	—	—
Consumer Staples	41,795,832	41,795,832	—	—
Energy	26,922,576	26,922,576	—	—
Financials	93,695,712	93,695,712	—	—
Health Care	76,902,636	76,902,636	—	—
Industrials	39,210,289	39,210,289	—	—
Information Technology	195,255,422	195,255,422	—	—
Materials	9,476,716	9,476,716	—	—
Utilities	9,855,882	9,855,882	—	—
TOTAL COMMON STOCKS	$602,752,380	$602,752,380	$—	$—
MASTER LIMITED PARTNERSHIP
Energy	2,737,326	2,737,326	—	—
REAL ESTATE INVESTMENT TRUST
Real Estate	20,776,002	20,776,002	—	—
SHORT-TERM INVESTMENTS
Money Market Funds	35,714,300	35,714,300	—	—
TOTAL INVESTMENTS IN SECURITIES	$661,980,008	$661,980,008	$—	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger 35 Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$7,103,830	$7,103,830	$—	$—
Consumer Discretionary	4,999,327	4,999,327	—	—
Financials	168,054	168,054	—	—
Health Care	3,199,683	3,199,683	—	—
Industrials	2,754,096	2,754,096	—	—
Information Technology	10,950,568	10,950,568	—	—
Utilities	1,424,260	1,424,260	—	—
TOTAL COMMON STOCKS	$30,599,818	$30,599,818	$—	$—
PREFERRED STOCKS
Health Care	593,024	—	—	593,024
Information Technology	525,490	—	—	525,490
TOTAL PREFERRED STOCKS	$1,118,514	$—	$—	$1,118,514
SHORT-TERM INVESTMENTS
Money Market Funds	118,518	118,518	—	—
TOTAL INVESTMENTS IN SECURITIES	$31,836,850	$30,718,336	$—	$1,118,514

Alger Mid Cap Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$11,663,914	$11,663,914	$—	$—
Consumer Discretionary	15,148,833	15,148,833	—	—
Financials	23,134,171	23,134,171	—	—
Health Care	33,570,274	33,570,274	—	—
Industrials	54,809,970	54,809,970	—	—
Information Technology	57,296,676	57,296,676	—	—
Materials	4,942,179	4,942,179	—	—
Real Estate	4,312,763	4,312,763	—	—
Utilities	8,527,298	8,527,298	—	—
TOTAL COMMON STOCKS	$213,406,078	$213,406,078	$—	$—
PREFERRED STOCKS
Information Technology	8,266,820	—	—	8,266,820
SHORT-TERM INVESTMENTS
Money Market Funds	11,899,878	11,899,878	—	—
TOTAL INVESTMENTS IN SECURITIES	$233,572,776	$225,305,956	$—	$8,266,820

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$15,464,593	$15,464,593	$—	$—
Consumer Discretionary	20,085,683	20,085,683	—	—
Consumer Staples	1,172,684	1,172,684	—	—
Financials	25,109,109	25,109,109	—	—
Health Care	16,495,453	16,495,453	—	—
Industrials	49,816,513	49,816,513	—	—
Information Technology	63,024,228	63,024,228	—	—
Materials	3,076,811	3,076,811	—	—
Real Estate	9,675,332	9,675,332	—	—
Utilities	6,971,818	6,971,818	—	—
TOTAL COMMON STOCKS	$210,892,224	$210,892,224	$—	$—
PREFERRED STOCKS
Health Care	— [1]	—	—	— [1]
Information Technology	1,015,734	—	—	1,015,734
TOTAL PREFERRED STOCKS	$1,015,734	$—	$—	$1,015,734
RIGHTS
Health Care	— [2]	—	—	— [2]
SPECIAL PURPOSE VEHICLE
Information Technology	1,094,445	—	—	1,094,445
WARRANTS
Information Technology	— [3]	—	— [3]	—
SHORT-TERM INVESTMENTS
Money Market Funds	15,103,913	15,103,913	—	—
TOTAL INVESTMENTS IN SECURITIES	$228,106,316	$225,996,137	$—	$2,110,179

Alger Small Cap Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$1,233,660	$1,233,660	$—	$—
Consumer Discretionary	27,998,685	27,998,685	—	—
Consumer Staples	5,299,793	5,299,793	—	—
Energy	1,616,233	1,616,233	—	—
Financials	4,914,766	4,914,766	—	—
Health Care	50,429,562	50,298,270	—	131,292
Industrials	29,850,808	29,850,808	—	—
Information Technology	49,374,809	49,374,809	—	—
Materials	268,014	268,014	—	—
Utilities	883,077	883,077	—	—
TOTAL COMMON STOCKS	$171,869,407	$171,738,115	$—	$131,292
PREFERRED STOCKS
Health Care	425,670 [1]	—	—	425,670 [1]
Information Technology	1,060,136	—	—	1,060,136
TOTAL PREFERRED STOCKS	$1,485,806	$—	$—	$1,485,806
RIGHTS
Health Care	115,777 [2]	—	—	115,777 [2]

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SPECIAL PURPOSE VEHICLE
Information Technology	$1,486,485	$—	$—	$1,486,485
SHORT-TERM INVESTMENTS
Money Market Funds	2,257,306	2,257,306	—	—
TOTAL INVESTMENTS IN SECURITIES	$177,214,781	$173,995,421	$—	$3,219,360

Alger Small Cap Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$31,716,464	$31,716,464	$—	$—
Financials	35,226,229	35,226,229	—	—
Health Care	306,568,668	306,568,668	—	—
Industrials	211,350,197	211,350,197	—	—
Information Technology	160,626,380	160,626,380	—	—
Utilities	25,626,526	25,626,526	—	—
TOTAL COMMON STOCKS	$771,114,464	$771,114,464	$—	$—
PREFERRED STOCKS
Health Care	30,454,418	—	—	30,454,418
RIGHTS
Health Care	— [2]	—	—	— [2]
SHORT-TERM INVESTMENTS
Money Market Funds	60,441,944	60,441,944	—	—
TOTAL INVESTMENTS IN SECURITIES	$862,010,826	$831,556,408	$—	$30,454,418

Alger Weatherbie Specialized Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$31,989,729	$31,989,729	$—	$—
Energy	1,887,591	1,887,591	—	—
Financials	45,332,141	45,332,141	—	—
Health Care	74,964,051	74,856,548	—	107,503
Industrials	107,571,586	107,571,586	—	—
Information Technology	46,425,444	46,425,444	—	—
Real Estate	20,719,210	20,719,210	—	—
TOTAL COMMON STOCKS	$328,889,752	$328,782,249	$—	$107,503
PREFERRED STOCKS
Health Care	— [1]	—	—	— [1]
SHORT-TERM INVESTMENTS
Money Market Funds	11,261,280	11,261,280	—	—
TOTAL INVESTMENTS IN SECURITIES	$340,151,032	$340,043,529	$—	$107,503

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger International Opportunities Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$10,613,363	$—	$10,613,363	$—
Consumer Discretionary	14,219,062	9,984,403	4,234,659	—
Consumer Staples	15,469,000	3,848,774	11,620,226	—
Energy	3,746,846	—	3,746,846	—
Financials	26,125,311	6,783,668	19,341,643	—
Health Care	15,158,026	—	15,158,026	—
Industrials	26,477,334	3,967,381	22,509,953	—
Information Technology	22,596,579	13,455,997	9,140,582	—
Materials	8,198,156	—	8,198,156	—
Real Estate	3,068,293	—	3,068,293	—
TOTAL COMMON STOCKS	$145,671,970	$38,040,223	$107,631,747	$—
SHORT-TERM INVESTMENTS
Money Market Funds	8,195,673	8,195,673	—	—
TOTAL INVESTMENTS IN SECURITIES	$153,867,643	$46,235,896	$107,631,747	$—

Alger Health Sciences Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Financials	$374,649	$374,649	$—	$—
Health Care	57,777,488	54,072,338	3,525,150	180,000
TOTAL COMMON STOCKS	$58,152,137	$54,446,987	$3,525,150	$180,000
PREFERRED STOCKS
Health Care	2,778,424 [1]	—	—	2,778,424 [1]
REAL ESTATE INVESTMENT TRUST
Real Estate	4,876,759	4,876,759	—	—
RIGHTS
Health Care	— [2]	—	—	— [2]
SHORT-TERM INVESTMENTS
Money Market Funds	2,921,459	2,921,459	—	—
TOTAL INVESTMENTS IN SECURITIES	$68,728,779	$62,245,205	$3,525,150	$2,958,424

Alger AI Enablers & Adopters Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$954,757	$954,757	$—	$—
Consumer Discretionary	742,040	742,040	—	—
Consumer Staples	11,086	11,086	—	—
Financials	263,818	263,818	—	—
Health Care	184,979	184,979	—	—
Industrials	379,423	369,610	9,813	—
Information Technology	2,211,804	2,211,804	—	—
Real Estate	17,169	17,169	—	—
Utilities	408,747	408,747	—	—
TOTAL COMMON STOCKS	$5,173,823	$5,164,010	$9,813	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger AI Enablers & Adopters Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
PREFERRED STOCKS
Information Technology	$395,710	$—	$—	$395,710
SHORT-TERM INVESTMENTS
Money Market Funds	95,339	95,339	—	—
TOTAL INVESTMENTS IN SECURITIES	$5,664,872	$5,259,349	$9,813	$395,710

[1]
Each of Alger Mid Cap Growth Fund's, Alger Small Cap Growth Fund's, Alger Weatherbie Specialized Growth Fund's
and Alger Health Sciences Fund's holdings of Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of April 30, 2025.

[2]
Each of Alger Mid Cap Growth Fund's, Alger Small Cap Growth Fund's, Alger Small Cap Focus Fund's and Alger Health
Sciences Fund's holdings of Tolero CDRs are classified as a Level 3 investment and are fair valued at zero as of
April 30, 2025.

[3]	Alger Mid Cap Growth Fund's holdings of Constellation Software, Inc. warrants expiring March 31, 2040, are classified as a Level 2 investment and are fair valued at zero as of April 30, 2025.

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Preferred Stocks
Opening balance at November 1, 2024	$6,704,443
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(245,558)
Purchases and Sales/Distributions
Purchases	20,121,803
Sales/Distributions	—
Closing balance at April 30, 2025	26,580,688
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2025**	$(245,558)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Special Purpose Vehicle
Opening balance at November 1, 2024	$2,411,253
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(598,068)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2025	1,813,185
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2025**	$(598,068)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger 35 Fund	Preferred Stocks
Opening balance at November 1, 2024	$1,284,113
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(165,599)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2025	1,118,514
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2025**	$(165,599)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Focus Fund	Preferred Stocks
Opening balance at November 1, 2024	$2,208,387
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	6,058,433
Sales/Distributions	—
Closing balance at April 30, 2025	8,266,820
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2025**	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2024	$1,015,734*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2025	1,015,734*
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2025**	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Rights
Opening balance at November 1, 2024	$182,918
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(182,918)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2025	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2025**	$(182,918)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Special Purpose Vehicle
Opening balance at November 1, 2024	$1,455,441
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(360,996)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2025	1,094,445
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2025**	$(360,996)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Common Stocks
Opening balance at November 1, 2024	$3,209,358
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(3,078,066)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2025	131,292
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2025**	$(3,078,066)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2024	$1,604,672*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(118,866)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2025	1,485,806*
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2025**	$(118,866)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Rights
Opening balance at November 1, 2024	$164,711
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(48,934)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2025	115,777*
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2025**	$(48,934)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Special Purpose Vehicle
Opening balance at November 1, 2024	$1,976,793
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(490,308)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2025	1,486,485
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2025**	$(490,308)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Focus Fund	Preferred Stocks
Opening balance at November 1, 2024	$38,958,639
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(8,504,221)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2025	30,454,418
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2025**	$(8,504,221)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Focus Fund	Rights
Opening balance at November 1, 2024	$3,691
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(3,691)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2025	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2025**	$(3,691)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Weatherbie Specialized Growth Fund	Common Stocks
Opening balance at November 1, 2024	$2,627,864
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(2,520,361)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2025	107,503
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2025**	$(2,520,361)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Weatherbie Specialized Growth Fund	Preferred Stocks
Opening balance at November 1, 2024	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2025	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2025**	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Common Stocks
Opening balance at November 1, 2024	$4,400,001
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(4,220,001)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2025	180,000
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2025**	$(4,220,001)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Preferred Stocks
Opening balance at November 1, 2024	$3,554,283*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(775,859)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2025	2,778,424*
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2025**	$(775,859)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Rights
Opening balance at November 1, 2024	$606,669
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(606,669)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2025	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2025**	$(606,669)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger AI Enablers & Adopters Fund	Preferred Stocks
Opening balance at November 1, 2024	$54,280
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	341,430
Sales/Distributions	—
Closing balance at April 30, 2025	395,710
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2025**	$—

*	Includes securities that are fair valued at zero.
**	Net change in unrealized appreciation (depreciation) is included in the net change in unrealized appreciation (depreciation) on investments in the accompanying Statements of Operations.
The following table provides quantitative information about each Fund's Level 3 fair value measurements of its investments as of April 30, 2025. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Fund's fair value measurements.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value April 30, 2025	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger Capital Appreciation Fund
Preferred Stocks	$26,580,688	Market Approach	Revenue Multiple	7.00x-22.88x	14.31x
Special Purpose Vehicle	1,813,185	Market Approach	Revenue Multiple	7.00x	N/A*
Alger 35 Fund
Preferred Stocks	1,118,514	Market Approach	Revenue Multiple	1.33x-22.88x	11.45x
Alger Mid Cap Focus Fund
Preferred Stocks	8,266,820	Market Approach	Revenue Multiple	12.15x-22.88x	16.36x
Alger Mid Cap Growth Fund
Preferred Stocks	—**	Income Approach	Discount Rate	100%	N/A*
Preferred Stocks	1,015,734	Market Approach	Revenue Multiple	22.88x	N/A*
Rights	—***	Income Approach	Discount Rate Probability of Success	100% 0.00%	N/A*
Special Purpose Vehicle	1,094,445	Market Approach	Revenue Multiple	7.00x	N/A*
Alger Small Cap Growth Fund
Common Stocks	131,292	Market Approach	Revenue Multiple	1.33x	N/A*
Preferred Stocks	1,485,806	Market Approach	Revenue Multiple	1.33x-22.88x	15.46x
	—**	Income Approach	Discount Rate	100%	N/A*
Rights	115,777	Income Approach	Discount Rate Probability of Success	5.09% 12%-44%	5.09% 39.37%
Special Purpose Vehicle	1,486,485	Market Approach	Revenue Multiple	7.00x	N/A*
Alger Small Cap Focus Fund
Preferred Stocks	30,454,418	Market Approach	Revenue Multiple	1.33x	N/A*
Rights	—***	Income Approach	Discount Rate	100%	N/A*
Alger Weatherbie Specialized Growth Fund
Common Stocks	107,503	Market Approach	Revenue Multiple	1.33x	N/A*
Preferred Stocks	—**	Income Approach	Discount Rate	100%	N/A*
Alger Health Sciences Fund
Common Stocks	180,000	Market Approach	Revenue Multiple	1.33x	N/A*

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value April 30, 2025	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Preferred Stocks	2,778,424	Market Approach	Revenue Multiple	1.33x	N/A*
	—**	Income Approach	Discount Rate	100%	N/A*
Rights	—***	Income Approach	Discount Rate Probability of Success	100% 0.00%	N/A*
Alger AI Enablers & Adopters Fund
Preferred Stocks	395,710	Market Approach	Revenue Multiple	12.15x-22.88x	19.04x

*	Each security type listed and respective valuation methodology and unobservable input, represents only one investment.
**	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of April 30, 2025.
***	Tolero CDR rights are classified as a Level 3 investment and are fair valued at zero as of April 30, 2025.
The significant unobservable inputs used in the fair value measurement of each Fund's securities are revenue and EBITDA multiples, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements. For the six months ended April 30, 2025, there were no changes in valuation methodology on Level 3 investments.
NOTE 11 — Derivatives:

FASB Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.
There were no derivative instruments held by the Funds throughout the period or as of April 30, 2025.
NOTE 12 — Principal Risks:

Alger Capital Appreciation Fund — Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.
Alger Concentrated Equity Fund - Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets will be concentrated in securities in related industries, and may be similarly affected by adverse developments and price movements in such industries. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. The Fund is classified as a “non-diversified fund” under federal securities laws because it can invest in fewer individual companies than a diversified fund. Certain shareholders, including other funds advised by the Manager or an affiliate of the Manager, may from time to time own a substantial amount of the shares of the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, cash may be a larger position in the portfolio and may underperform relative to equity securities.
Alger Growth & Income Fund — Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

more vulnerable to unfavorable sector developments. Income-producing securities may cut or fail to declare dividends due to market downturns or for other reasons. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.
Alger 35 Fund — Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of small and medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. The Fund is classified as a “non-diversified fund” under federal securities laws because it can invest in fewer individual companies than a diversified fund. Certain shareholders, including other funds advised by the Investment Manager or an affiliate of the Investment Manager, may from time to time own a substantial amount of the shares of the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.
Alger Mid Cap Focus Fund — Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. Investing in companies of medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Assets may be focused in a small number of holdings, making them susceptible to risks associated with a single economic, political or regulatory event than a more diversified portfolio. A significant portion of assets may be invested in securities of companies in related sectors or industries, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

to unfavorable sector or industry developments. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.
Alger Mid Cap Growth Fund — Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.
Alger Small Cap Growth Fund — Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of small capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.
Alger Small Cap Focus Fund — Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors or industries, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector or industry developments. Investing in companies of small capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Assets may be focused in a small number of holdings, making them susceptible to risks associated with a single economic, political or regulatory event than a more diversified portfolio. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.
Alger Weatherbie Specialized Growth Fund — Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of small and medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Assets may be focused in a small number of holdings, making them susceptible to risks associated with a single economic, political or regulatory event than a more diversified portfolio. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.
Alger International Opportunities Fund — Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Assets may be focused in a small number of holdings, making them susceptible to risks associated with a single economic, political or regulatory event than a more diversified portfolio. Foreign securities, Frontier Markets, and Emerging Markets involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. Investing in companies of small capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.
Alger Health Sciences Fund — Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets will be invested in healthcare companies, which may be significantly affected by competition, innovation, regulation, and product obsolescence, and may be more volatile than the securities of other companies. A significant portion of assets may be invested in securities of companies in related industries, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable industry developments. Assets may be focused in a small number of holdings, making them susceptible to risks associated with a single economic, political or regulatory event than a more diversified portfolio. Investing in companies of small capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Private placements are offerings of a company’s securities not registered with the SEC and not offered to the public, for which limited information may be available. Such investments are generally considered to be illiquid. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.
Alger AI Enablers & Adopters Fund - Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. Companies involved in, or exposed to, AI-related businesses may have limited product lines, markets, financial resources or personnel as they face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing their consumer base. These companies may be substantially exposed to the market and business risks of other industries or sectors, and may be adversely affected by negative developments impacting those companies, industries or sectors, as well as by loss or impairment of intellectual property rights or misappropriation of their technology. Companies that utilize AI could face reputational harm, competitive harm, and legal liability, and/or an adverse effects on business operations as content, analyses, or recommendations that AI applications produce may be deficient, inaccurate, biased, misleading or incomplete, may lead to errors, and may be used in negligent or criminal ways. AI technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the future growth. AI companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. A significant portion of assets will be concentrated in securities in related industries, and may be similarly affected by adverse developments and price movements in such industries. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of small and medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Private placements are offerings of a company’s securities not registered with the SEC and not offered to the public, for which limited information may be available. Such investments are generally considered to be illiquid. The Fund is classified as a “non-diversified fund” under federal securities laws because it can invest in fewer individual companies than a diversified fund. Certain shareholders, including other funds advised by the Manager or an affiliate of the Manager, may from time to time own a substantial amount of the shares of the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. ADRs and global depositary receipts (GDRs) may be subject to international trade, currency, political, regulatory and diplomatic risks. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, cash may be a larger position in the portfolio and may underperform relative to equity securities.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 13 — Affiliated Securities:

During the six months ended April 30, 2025, as disclosed in the following table, certain Funds held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Fund(s) for purposes of the 1940 Act. Transactions during the six months ended April 30, 2025 with such affiliated persons are summarized below. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

Security	Shares Held at October 31, 2024	Shares Purchased	Shares Sold	Shares Held at April 30, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at April 30, 2025
Alger Capital Appreciation Fund
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$(598,068)	$1,813,185
Total	—	—	—	—	$—	$—	$(598,068)	$1,813,185

Security	Shares Held at October 31, 2024	Shares Purchased	Shares Sold	Shares Held at April 30, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at April 30, 2025
Alger Mid Cap Growth Fund
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$(258,624)	$784,080
Crosslink Ventures C, LLC, Cl. B1	—	—	—	—	—	—	(102,372)	310,365
Total	—	—	—	—	$—	$—	$(360,996)	$1,094,445

Security	Shares Held at October 31, 2024	Shares Purchased	Shares Sold	Shares Held at April 30, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at April 30, 2025
Alger Small Cap Growth Fund
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$(387,936)	$1,176,120
Crosslink Ventures C, LLC, Cl. B1	—	—	—	—	—	—	(102,372)	310,365
Total	—	—	—	—	$—	$—	$(490,308)	$1,486,485

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares Held at October 31, 2024	Shares Purchased	Shares Sold	Shares Held at April 30, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at April 30, 2025
Alger Small Cap Focus Fund
Preferred Stocks
Impulse Dynamics PLC, Series F-3	28,027,798	506,260,239 [2]	—	534,288,037	$—	$—	$(8,504,221)	$30,454,418
Total	28,027,798	506,260,239	—	534,288,037	$—	$—	$(8,504,221)	$30,454,418

[1]
The Alger Fund Complex and other entities managed by Alger Management fully own Crosslink Ventures C, LLC,
Class A and Crosslink Ventures C, LLC, Class B. There were no capital increases or decreases for the period ended
April 30, 2025.

[2]	Represents shares received due to a recapitalization of the security during the period ended April 30, 2025.
NOTE 14 — Subsequent Events:

Management of each Fund has evaluated events that have occurred subsequent to April 30, 2025, through the issuance date of the Financial Statements. No material events have been identified which require recognition and/or disclosure.

THE ALGER FUNDS
OTHER INFORMATION (Unaudited)

Proxy Voting Policies

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Funds' website at http://www.alger.com or on the SEC’s website at http://www.sec.gov.
Fund Holdings

The Board has adopted policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Funds.
Generally, the policies prohibit the release of information concerning portfolio holdings, which have not previously been made public, to individual investors, institutional investors, intermediaries that distribute the Funds' shares and other parties which are not employed by the Investment Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds) are acceptable.
The Funds file their complete schedules of portfolio holdings with the SEC semi-annually in financial statements on Form N-CSR and after the first and third fiscal quarters as an exhibit to its reports on Form N-PORT. The Funds' Forms N-CSR and N-PORT are available online on the SEC’s website at www.sec.gov.
In addition, the Funds make publicly available their month-end top 10 holdings, with the exception of Alger 35 Fund and Alger Concentrated Equity Fund which makes available their month-end top 5 holdings, with a 10 day lag and their month-end full portfolio with a 60 day lag on their website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.
In accordance with the foregoing, the Funds provide portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Funds will communicate with these third parties to confirm that they understand the Funds' policies and procedures regarding such disclosure. These agreements must be approved by the Trust's Chief Compliance Officer.

THE ALGER FUNDS
OTHER INFORMATION (Unaudited) (Continued)

The Board periodically reviews a report disclosing the third parties to whom each Fund's holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Funds and its shareholders.
In addition to material the Funds routinely provides to shareholders, the Investment Manager may make additional statistical information available regarding the Alger Family of Funds.
Such information may include, but not be limited to, relative weightings and characteristics of the a Fund versus an index (such as P/E ratio, alpha, beta, capture ratio, maximum drawdown, standard deviation, EPS forecasts, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, month-end top ten contributors to and detractors from performance, portfolio turnover, and other similar information. Shareholders should visit www.alger.com or may also contact the Funds at (800) 992-3863 to obtain such information.

THE ALGER FUNDS

100 Pearl Street, 27th Floor
New York, NY 10004
(800) 992-3863
www.alger.com
Investment Manager

Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Sub-Advisers

Weatherbie Capital, LLC
265 Franklin Street, Suite 1603
Boston, MA 02110Redwood Investments, LLC
265 Franklin Street, Suite 1603
Boston, MA 02110
Distributor

Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Transfer Agent and Dividend Disbursing Agent

UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
Custodian

The Bank of New York
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, NY 10112
This report is submitted for the general information of the shareholders of the series of The Alger Funds. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Fund, which contains information concerning the Fund’s investment policies, fees and expenses as well as other pertinent information.

Inspired by Change, Driven by Growth.

AFSAR

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Trustee fees” and “Investment advisory fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not Applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

 ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to these procedures.

ITEM 16. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

  Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

  Not applicable.

ITEM 19. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 19(a)(3) to this Form N-CSR.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer
Date:	June 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer
Date:	June 23, 2025

By:	/s/ Michael D. Martins
Name:	Michael D. Martins
Title:	Principal Financial Officer
Date:	June 23, 2025